Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited)
January 31, 2025

	Face Amount				Cost	Value
		Bank Loans * (1.84%)
		United States (1.84%)
		Communications
USD	855,000	CSC Holdings LLC 2019 Term Loan B5	Zero	04/15/2027	$810,113	$794,748
		Industrial
	130,000	CP Atlas Buyer, Inc. 2021 Term Loan B	8.42%	11/23/2027	125,125	125,310
		Total United States			935,238	920,058
		Total Bank Loans			935,238	920,058
		Convertible Bonds (0.52%)
		Canada (0.02%)
		Energy
CAD	14,000	Advantage Energy Ltd. 144A	5.00%	06/30/2029	9,951	9,572
		United States (0.50%)
		Consumer Cyclical
USD	225,000	NCL Corp. Ltd.	1.13%	02/15/2027	244,887	244,575
		Energy
	9,000	Sunrun, Inc. +	7.98%	02/01/2026	8,333	8,410
		Total United States			253,220	252,985
		Total Convertible Bonds			263,171	262,557
		Corporate Obligations (83.93%)
		Australia (A) (1.19%)
		Financial
EUR	570,000	Commonwealth Bank of Australia REG S	2.91%	11/11/2030	592,641	595,787
		Brazil (0.50%)
		Basic Materials
USD	260,000	Braskem Netherlands Finance BV 144A	8.00%	10/15/2034	250,953	251,420
		Canada (0.67%)
		Industrial
	320,000	Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC 144A	9.00%	02/15/2029	336,033	335,515
		Germany (A) (11.49%)
		Financial
AUD	1,355,000	Kreditanstalt fuer Wiederaufbau	4.45%	01/16/2030	841,521	847,356
EUR	4,730,000	Kreditanstalt fuer Wiederaufbau REG S	2.38%	04/11/2028	4,865,188	4,899,362
		Total Germany			5,706,709	5,746,718
		Italy (A) (2.47%)
		Financial
	500,000	Credit Agricole Italia SpA REG S	3.25%	02/15/2034	514,698	523,669
	672,000	Iccrea Banca SpA REG S	3.50%	06/05/2034	707,428	713,054
		Total Italy			1,222,126	1,236,723
		Spain (A) (3.60%)
		Financial
	1,400,000	Banco de Sabadell SA REG S	3.25%	06/05/2034	1,476,983	1,489,486
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
	Face Amount				Cost	Value
		Corporate Obligations (continued)
		Spain (A) (continued)
		Financial (continued)
EUR	300,000	Caja Rural de Navarra SCC REG S	3.00%	04/23/2033	$312,085	$312,865
		Total Spain			1,789,068	1,802,351
		Supranational (A) (43.73%)
		Financial
USD	1,485,000	Asian Infrastructure Investment Bank	4.50%	01/16/2030	1,483,499	1,490,492
AUD	839,000	Asian Infrastructure Investment Bank REG S	4.60%	01/21/2030	527,965	527,173
USD	579,000	Central American Bank for Economic Integration REG S	4.75%	01/24/2028	579,449	580,150
	2,963,000	Corp Andina de Fomento	5.00%	01/22/2030	2,983,558	2,986,686
	7,166,000	European Investment Bank	4.50%	03/14/2030	7,159,663	7,168,516
EUR	600,000	European Investment Bank Series EARN REG S	3.00%	02/15/2039	617,050	620,451
USD	5,229,000	International Bank for Reconstruction & Development	4.63%	01/15/2032	5,236,784	5,254,381
	1,053,000	International Development Association REG S	4.38%	06/11/2029	1,049,487	1,050,253
	2,190,000	OPEC Fund for International Development REG S ±	4.75%	02/03/2028	2,189,515	2,199,308
		Total Supranational			21,826,970	21,877,410
		United Kingdom (A) (1.97%)
		Financial
EUR	950,000	Santander UK PLC REG S	2.63%	04/12/2028	987,643	985,833
		United States (18.31%)
		Communications
USD	580,000	Dish Network Corp. 144A	11.75%	11/15/2027	615,980	612,419
	75,000	Paramount Global *	6.38%	03/30/2062	72,847	73,109
		Consumer Cyclical
	300,000	BCPE Ulysses Intermediate, Inc. 144A PIK	7.75%	04/01/2027	297,834	296,008
	325,000	Warnermedia Holdings, Inc.	5.39%	03/15/2062	235,633	239,327
		Consumer Non-cyclical
	210,000	Champions Financing, Inc. 144A	8.75%	02/15/2029	207,428	200,564
	225,000	Chobani Holdco II LLC 144A PIK	8.75%	10/01/2029	241,061	243,683
	295,000	Chs/Community Health Systems, Inc. 144A	10.88%	01/15/2032	306,033	303,842
	90,000	CVS Health Corp.	5.05%	03/25/2048	73,615	75,225
	435,000	Fiesta Purchaser, Inc. 144A	9.63%	09/15/2032	458,025	453,229
	490,000	GEO Group, Inc.	8.63%	04/15/2029	518,909	517,349
	240,000	GEO Group, Inc.	10.25%	04/15/2031	262,388	262,812
	505,000	Hertz Corp. 144A	12.63%	07/15/2029	544,130	544,348
		Energy
	48,000	Aethon United BR LP/Aethon United Finance Corp. 144A	7.50%	10/01/2029	49,359	49,227
	150,000	Devon Energy Corp.	5.75%	09/15/2054	136,563	135,449
	12,000	Kimmeridge Texas Gas LLC 144A	8.50%	02/15/2030	12,000	12,046
	700,000	Summit Midstream Holdings LLC 144A	8.63%	10/31/2029	727,856	737,214
	280,000	Talos Production, Inc. 144A	9.00%	02/01/2029	292,244	291,186
	285,000	Talos Production, Inc. 144A	9.38%	02/01/2031	297,458	296,131
	2,000	Viper Energy, Inc. 144A	5.38%	11/01/2027	1,981	1,987
		Financial
	380,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 144A	7.38%	10/01/2032	385,274	388,283
	545,000	Freedom Mortgage Holdings LLC 144A	9.25%	02/01/2029	565,208	568,843
	325,000	Morgan Stanley *	5.52%	11/19/2055	317,007	314,622
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
	Face Amount				Cost	Value
		Corporate Obligations (continued)
		United States (continued)
		Financial (continued)
USD	445,000	Planet Financial Group LLC 144A	10.50%	12/15/2029	$457,356	$457,753
		Industrial
	455,000	Clydesdale Acquisition Holdings, Inc. 144A	8.75%	04/15/2030	467,305	464,146
	260,000	LABL, Inc. 144A	8.63%	10/01/2031	243,095	234,277
		Technology
	75,000	Intel Corp.	3.10%	02/15/2060	38,881	40,235
	175,000	Intel Corp.	3.25%	11/15/2049	102,746	105,715
	175,000	Intel Corp.	4.10%	05/19/2046	122,615	125,671
	175,000	Intel Corp.	4.10%	05/11/2047	121,575	124,659
	150,000	Intel Corp.	4.75%	03/25/2050	113,749	117,044
	150,000	Intel Corp.	4.90%	08/05/2052	115,891	118,534
	300,000	Intel Corp.	5.70%	02/10/2053	261,010	267,119
		Utilities
	110,000	NextEra Energy Capital Holdings, Inc. ±	5.90%	03/15/2055	110,000	109,416
	275,000	Southern California Edison Co.	5.88%	12/01/2053	261,617	258,132
	125,000	Southern California Edison Co.	5.90%	03/01/2055	121,300	118,207
		Total United States			9,155,973	9,157,811
		Total Corporate Obligations			41,868,116	41,989,568
		Foreign Government Obligations (223.48%)
		Australia (A) (0.81%)
AUD	1,237,000	Australia Government Bond Series 162 REG S	1.75%	06/21/2051	409,147	407,594
		Belgium (A) (5.76%)
EUR	938,000	Kingdom of Belgium Government Bond Series 100 REG S	2.85%	10/22/2034	961,293	962,934
	1,840,000	Kingdom of Belgium Government Bond Series 103 REG S	3.10%	06/22/2035	1,909,242	1,920,308
		Total Belgium			2,870,535	2,883,242
		Canada (A) (17.63%)
	1,990,000	CPPIB Capital, Inc. REG S	2.88%	01/30/2032	2,053,847	2,072,311
	2,940,000	Export Development Canada REG S	2.75%	01/22/2030	3,092,574	3,078,129
	250,000	OMERS Finance Trust REG S	3.25%	01/28/2035	259,944	262,380
USD	3,370,000	Province of Ontario Canada	4.70%	01/15/2030	3,370,457	3,408,527
		Total Canada			8,776,822	8,821,347
		France (A) (13.08%)
EUR	1,449,000	French Republic Government Bond OAT Series OAT REG S	2.75%	02/25/2030	1,495,892	1,499,273
	4,840,000	French Republic Government Bond OAT Series OAT REG S	3.60%	05/25/2042	4,991,767	5,045,358
		Total France			6,487,659	6,544,631
		Germany (A) (19.57%)
	918,000	Bundesrepublik Deutschland Bundesanleihe REG S	2.60%	08/15/2034	964,051	969,624
	6,496,000	Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond Series 187 REG S «	2.20%	04/13/2028	6,759,462	6,771,798
	1,774,000	State of North Rhine-Westphalia Germany REG S	1.45%	01/19/2122	951,469	974,744
	517,000	State of North Rhine-Westphalia Germany REG S	1.75%	10/26/2057	369,821	375,607
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
	Face Amount				Cost	Value
		Foreign Government Obligations (continued)
		Germany (A) (continued)
EUR	706,000	State of North Rhine-Westphalia Germany REG S	3.00%	03/20/2054	$691,560	$698,622
		Total Germany			9,736,363	9,790,395
		Greece (A) (30.35%)
	3,462,000	Hellenic Republic Government Bond REG S	0.00%	02/12/2026	3,529,277	3,520,761
	5,471,000	Hellenic Republic Government Bond REG S	3.38%	06/15/2034	5,739,213	5,760,163
	3,993,000	Hellenic Republic Government Bond REG S	3.63%	06/15/2035	4,278,201	4,250,266
	1,536,000	Hellenic Republic Government Bond REG S	4.13%	06/15/2054	1,640,029	1,652,384
		Total Greece			15,186,720	15,183,574
		Ireland (A) (0.17%)
	80,000	Ireland Government Bond REG S	3.15%	10/18/2055	83,981	85,023
		Italy (A) (19.68%)
	2,970,000	Italy Buoni Poliennali Del Tesoro Series 10YR REG S	3.65%	08/01/2035	3,116,522	3,108,756
	1,959,000	Italy Buoni Poliennali Del Tesoro Series 11YR REG S	0.90%	04/01/2031	1,787,293	1,794,151
	4,697,000	Italy Buoni Poliennali Del Tesoro Series 20YR REG S	4.10%	04/30/2046	4,971,426	4,941,398
		Total Italy			9,875,241	9,844,305
		Japan « (A) (8.31%)
JPY	368,223,084	Japanese Government CPI Linked Bond Series 24	0.10%	03/10/2029	2,640,510	2,474,189
	254,171,525	Japanese Government CPI Linked Bond Series 28	0.01%	03/10/2033	1,819,339	1,682,897
		Total Japan			4,459,849	4,157,086
		Panama (0.65%)
USD	300,000	Panama Government International Bond	3.87%	07/23/2060	158,519	160,494
	275,000	Panama Government International Bond	4.30%	04/29/2053	162,122	166,342
		Total Panama			320,641	326,836
		Philippines ± (0.40%)
	200,000	Philippine Government International Bond	5.90%	02/04/2050	200,000	201,500
		Portugal (A) (7.30%)
EUR	3,504,973	Portugal Obrigacoes do Tesouro OT Series 10YR REG S	3.00%	06/15/2035	3,603,244	3,652,026
		Spain (A) (17.02%)
	5,296,000	Spain Government Bond	2.50%	05/31/2027	5,523,188	5,527,418
	2,785,000	Spain Government Bond REG S	3.45%	10/31/2034	2,974,792	2,989,166
		Total Spain			8,497,980	8,516,584
		Supranational (A) (21.90%)
	433,000	European Union Series NGEU REG S	0.70%	07/06/2051	245,196	248,741
	387,000	European Union Series NGEU REG S	1.25%	02/04/2043	288,580	291,593
	1,283,000	European Union Series NGEU REG S	2.50%	12/04/2031	1,310,897	1,318,520
	2,005,000	European Union Series NGEU REG S	3.25%	07/04/2034	2,131,952	2,146,754
	346,000	European Union Series NGEU REG S	3.25%	02/04/2050	349,194	352,096
	6,449,000	European Union Series NGEU REG S	3.38%	10/05/2054	6,620,612	6,597,546
		Total Supranational			10,946,431	10,955,250
		United Kingdom (60.85%)
	335,000	Lithuania Government International Bond REG S	3.63%	01/28/2040	342,438	344,419
	100,000	Motability Operations Group PLC REG S	4.00%	01/22/2037	102,411	105,543
	75,000	Nestle Finance International Ltd. REG S	3.50%	01/14/2045	76,354	77,623
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
	Face Amount				Cost	Value
		Foreign Government Obligations (continued)
		United Kingdom (continued)
EUR	880,000	PSP Capital, Inc. 144A	3.25%	07/02/2034	$917,576	$924,860
USD	200,000	Qatar Energy REG S	3.13%	07/12/2041	147,005	146,196
	325,000	Republic of South Africa Government International Bond REG S	7.95%	11/19/2054	311,188	310,294
	400,000	Romanian Government International Bond REG S	5.13%	06/15/2048	300,347	299,690
GBP	2,247,550	United Kingdom Gilt REG S (A)	1.25%	10/22/2041	1,643,685	1,641,601
	344,720	United Kingdom Gilt REG S (A)	1.25%	07/31/2051	193,116	193,001
	2,508,250	United Kingdom Gilt REG S (A)	3.25%	01/31/2033	2,871,070	2,872,916
	842,000	United Kingdom Gilt REG S (A)	3.25%	01/22/2044	818,982	818,671
	2,531,000	United Kingdom Gilt REG S (A)	3.75%	03/07/2027	3,122,732	3,117,869
	4,139,000	United Kingdom Gilt REG S (A)	4.13%	07/22/2029	5,126,935	5,126,544
	1,980,000	United Kingdom Gilt REG S (A)	4.25%	06/07/2032	2,452,619	2,452,726
	1,148,000	United Kingdom Gilt REG S (A)	4.25%	07/31/2034	1,396,669	1,396,520
	4,155,000	United Kingdom Gilt REG S (A)	4.38%	01/31/2040	4,772,641	4,888,313
	1,782,000	United Kingdom Gilt REG S (A)	4.63%	01/31/2034	2,233,699	2,234,452
	2,294,000	United Kingdom Gilt REG S (A)	4.75%	12/07/2038	2,839,186	2,839,790
	609,334	United Kingdom Inflation-Linked Gilt Series 3MO REG S « (A)	1.25%	11/22/2054	652,713	651,689
		Total United Kingdom			30,321,366	30,442,717
		Total Foreign Government Obligations			111,775,979	111,812,110
		United States Government and Agency Obligations (A) (18.34%)
		United States (18.34%)
		United States Treasury Bonds
USD	4,233,000	2.38%05/15/2051			2,648,171	1,775,766
	2,128,000	4.25%02/15/2054			1,935,815	969,071
					4,583,986	2,744,837
		United States Treasury Inflation Protected (TIPS) Notes Ω
	1,376,269	0.50%01/15/2028			1,330,106	1,331,042
		United States Treasury Notes
	5,088,000	4.38%12/31/2029			5,101,912	5,098,988
	2,090,000	4.50%12/31/2031			2,091,143	0
					7,193,055	5,098,988
		Total United States			13,107,147	9,174,867
		Total United States Government and Agency Obligations			13,107,147	9,174,867

Shares
	Common Stock (2.16%)
	Canada (0.01%)
	Metals & Mining
3,100	Discovery Silver Corp.	1,337	3,296
	Ireland (1.34%)
	Banks
113,093	AIB Group PLC	667,203	669,537
	Israel (0.09%)
	Banks
3,479	Bank Leumi Le-Israel BM	44,377	43,664
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Shares		Cost	Value
	Common Stock (continued)
	United Kingdom (0.05%)
	Hotels, Restaurants & Leisure
2,713	Genius Sports Ltd.	$23,061	$23,956
	United States (0.67%)
	Biotechnology
49	Akero Therapeutics, Inc.	2,352	2,650
166	Disc Medicine, Inc.	9,170	9,263
	Pharmaceuticals
70,094	Haleon PLC	308,626	326,346
	Total United States	320,148	338,259
	Total Common Stock	1,056,126	1,078,712
	Convertible Preferred Stock (0.25%)
	United States (0.25%)
	Capital Markets
2,092	Ares Management Corp. Series B	118,322	126,963

	Face Amount
		Short-Term Investments + (66.70%)
		United States (66.70%)
		United States Government and Agency Obligations
		United States Treasury Bills
USD	7,975,000	3.28%02/04/2025	7,972,181	7,974,067
	7,025,000	3.64%02/06/2025	7,020,875	7,022,535
	2,290,000	4.25%02/27/2025	2,282,962	2,283,535
	7,550,000	4.26%03/04/2025 ±	7,522,454	7,524,136
	1,760,000	4.30%04/03/2025	1,747,451	1,747,808
	5,235,000	4.33%05/06/2025	5,177,511	5,178,935
	1,660,000	4.34%05/13/2025	1,640,403	1,640,884
			33,363,837	33,371,900
		Total United States	33,363,837	33,371,900
		Total Short-Term Investments	33,363,837	33,371,900

Contracts			Strike Price	Expiration Date
	Purchased Options Contracts (2.15%)
	Foreign Currency Options (0.30%)
70,000	AUD VS JPY	Call	96.55	02/14/2025	638	341
80,000	AUD VS JPY	Call	96.57	02/20/2025	718	463
70,000	AUD VS JPY	Put	96.55	02/14/2025	638	406
80,000	AUD VS JPY	Put	96.57	02/20/2025	718	574
75,000	EUR VS AUD	Call	1.67	02/26/2025	618	546
75,000	EUR VS AUD	Put	1.67	02/26/2025	618	543
63,000	EUR VS USD	Call	1.03	02/20/2025	707	774
68,000	EUR VS USD	Call	1.05	02/26/2025	618	301
4,796,000	EUR VS USD	Call	1.06	02/28/2025	27,012	10,312
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Contracts			Strike Price	Expiration Date	Cost	Value
	Purchased Options Contracts (continued)
	Foreign Currency Options (continued)
52,000	EUR VS USD	Call	1.05	04/07/2025	$841	$580
63,000	EUR VS USD	Put	1.03	02/20/2025	707	275
68,000	EUR VS USD	Put	1.05	02/26/2025	618	909
52,000	EUR VS USD	Put	1.05	04/07/2025	841	780
59,000	GBP VS AUD	Call	1.96	02/20/2025	680	1,169
59,000	GBP VS AUD	Put	1.96	02/20/2025	680	142
209,000	GBP VS JPY	Call	191.89	02/20/2025	3,078	2,568
208,000	GBP VS JPY	Call	192.30	02/26/2025	2,996	2,522
209,000	GBP VS JPY	Put	191.89	02/20/2025	3,078	2,513
208,000	GBP VS JPY	Put	192.30	02/26/2025	2,996	3,140
44,000	GBP VS USD	Call	1.23	02/20/2025	604	798
330,000	GBP VS USD	Call	1.34	09/26/2025	2,091	1,446
44,000	GBP VS USD	Put	1.23	02/20/2025	604	195
330,000	GBP VS USD	Put	1.34	09/26/2025	28,382	31,957
257,000	USD VS BRL	Call	5.97	02/20/2025	3,915	1,679
257,000	USD VS BRL	Put	5.97	02/20/2025	3,915	6,400
63,000	USD VS CAD	Call	1.43	04/07/2025	795	1,215
413,000	USD VS CAD	Call	1.39	11/26/2025	14,087	15,913
63,000	USD VS CAD	Put	1.43	04/07/2025	795	404
413,000	USD VS CAD	Put	1.39	11/26/2025	5,322	3,905
258,000	USD VS CHF	Call	0.90	02/26/2025	2,008	2,163
258,000	USD VS CHF	Put	0.90	02/26/2025	2,009	1,606
54,000	USD VS CLP	Call	1,003.30	02/06/2025	699	60
54,000	USD VS CLP	Put	1,003.30	02/06/2025	699	1,227
1,873,000	USD VS CNH	Call	7.70	07/07/2025	5,936	3,620
1,000,000	USD VS CNH	Call	7.50	01/05/2026	11,945	9,476
413,000	USD VS INR	Call	86.22	11/11/2025	9,772	10,972
413,000	USD VS INR	Put	86.22	11/11/2025	2,684	2,209
51,000	USD VS JPY	Call	156.80	02/14/2025	681	125
51,000	USD VS JPY	Put	156.80	02/14/2025	681	857
259,000	USD VS MXN	Call	20.52	02/06/2025	3,743	3,427
54,000	USD VS MXN	Call	20.77	02/12/2025	848	589
263,000	USD VS MXN	Call	20.61	02/13/2025	4,007	3,937
259,000	USD VS MXN	Put	20.52	02/06/2025	3,743	1,687
54,000	USD VS MXN	Put	20.77	02/12/2025	848	837
263,000	USD VS MXN	Put	20.61	02/13/2025	4,007	2,936
54,000	USD VS NOK	Call	11.29	02/26/2025	574	563
54,000	USD VS NOK	Put	11.29	02/26/2025	574	521
634,000	USD VS SEK	Call	11.50	04/11/2025	7,799	2,751
625,000	USD VS SEK	Call	11.50	05/30/2025	7,128	4,784
3,845,000	USD VS ZAR	Put	16.50	05/05/2025	4,422	2,039
	Total Foreign Currency Options				184,117	149,156
	Options on Equity Indices (0.90%)
34	E-mini S&P 500 Index	Put	585.00	02/14/2025	3,998	5,814
6	E-mini S&P 500 Index	Put	595.00	02/21/2025	2,174	2,598
5	E-mini S&P 500 Index	Put	580.00	02/21/2025	1,181	940
233	Euro Stoxx 50 Index	Call	5,350.00	02/21/2025	6,191	8,404
233	Euro Stoxx 50 Index	Call	5,375.00	02/21/2025	4,840	6,410
836	JPM Pure Index	Put	120.70	06/23/2025	0	(2,190)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Contracts			Strike Price	Expiration Date	Cost	Value
	Purchased Options Contracts (continued)
	Options on Equity Indices (continued)
499	JPM Pure Index	Put	122.35	06/23/2025	$0	$(1,757)
931	MS Factor Natural US Index	Put	144.21	02/28/2025	2,603	1,630
36,787	S&P 500 Index	Put	11,492.84	04/17/2025	5,224	2,679
36,787	S&P 500 Index	Put	11,492.84	05/16/2025	5,224	2,927
15	S&P 500 Index	Put	11,100.00	04/30/2025	95,610	69,750
12	S&P 500 Index	Put	11,950.00	03/21/2025	79,480	102,840
249,734	S&P 500 Index	Put	11,329.70	03/21/2025	26,347	8,366
2	S&P 500 Index	Put	5,500.00	04/30/2025	19,267	8,430
6	S&P 500 Index	Put	11,800.00	02/28/2025	34,884	25,860
13	S&P 500 Index	Put	10,000.00	12/19/2025	122,423	113,750
21,573	S&P 500 Index	Put	10,370.85	03/21/2025	1,316	297
21,573	S&P 500 Index	Put	10,370.85	06/20/2025	2,006	1,035
6	S&P 500 Index	Put	6,000.00	03/21/2025	43,448	55,992
21,908	S&P 500 Index	Put	11,356.50	03/21/2025	2,103	671
21,908	S&P 500 Index	Put	11,356.50	06/20/2025	2,257	1,311
219,767	S&P 500 Index	Put	11,329.70	06/20/2025	25,603	14,342
68,226	S&P 500 Index	Put	5,588.28	03/21/2025	4,776	1,288
56,848	S&P 500 Index	Put	5,588.28	06/20/2025	4,974	2,735
2	S&P 500 Index	Put	5,850.00	02/28/2025	10,615	6,854
1	S&P 500 Index	Put	5,975.00	02/28/2025	4,963	6,160
	Total Options on Equity Indices				511,507	447,136
	Options on Exchange Traded Funds (0.26%)
81	ARK Innovation ETF	Put	56.00	02/14/2025	4,923	1,458
121	Energy Select Sector SPDR Fund	Call	95.00	02/21/2025	9,513	1,331
268	Energy Select Sector SPDR Fund	Call	220.00	07/18/2025	24,473	10,184
34	Energy Select Sector SPDR Fund	Call	99.00	02/21/2025	1,898	204
5	Energy Select Sector SPDR Fund	Call	100.00	03/31/2025	229	100
276	Energy Select Sector SPDR Fund	Call	105.00	06/30/2025	39,679	16,560
9	Invesco QQQ Trust	Put	500.00	02/28/2025	8,279	3,659
24	Invesco QQQ Trust	Put	380.00	01/16/2026	15,431	15,120
49	Invesco QQQ Trust	Put	1,515.00	02/21/2025	36,674	18,620
49	Invesco QQQ Trust	Put	1,012.00	02/07/2025	12,223	7,546
12	Invesco QQQ Trust	Put	515.00	02/04/2025	4,756	2,040
170	iShares 20+ Year Treasury Bond ETF	Put	85.00	02/28/2025	17,172	6,970
67	iShares FTSE China ETF	Call	33.00	02/21/2025	2,701	3,484
12	iShares FTSE China ETF	Call	32.00	03/21/2025	1,264	1,800
60	iShares MSCI Taiwan ETF	Put	48.00	02/21/2025	2,179	1,800
19	iShares North American Tech-Software ETF	Put	99.00	03/21/2025	2,495	3,515
12	iShares Russell 2000 ETF	Call	236.00	02/21/2025	2,406	1,368
14	iShares Russell 2000 ETF	Call	230.00	02/04/2025	2,026	777
70	iShares Russell 2000 ETF	Call	237.00	02/21/2025	8,282	6,650
15	SPDR S&P 500 ETF	Put	500.00	01/15/2027	29,753	27,727
	Total Options on Exchange Traded Funds				226,356	130,913
	Options on Exchange Traded Futures Contracts (0.37%)
101	1 Year Mid-Curve 3 Month SOFR	Put	94.63	09/12/2025	20,222	7,575
43	1 Year Mid-Curve 3 Month SOFR	Put	94.38	09/12/2025	3,772	2,150
43	1 Year Mid-Curve 3 Month SOFR	Put	94.50	09/12/2025	5,384	2,687
220	3 Month SONIA	Put	95.20	12/12/2025	98,384	39,296
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Contracts			Strike Price	Expiration Date	Cost	Value
	Purchased Options Contracts (continued)
	Options on Exchange Traded Futures Contracts (continued)
220	3 Month SONIA	Put	95.80	12/12/2025	$253,127	$134,972
	Total Options on Exchange Traded Futures Contracts				380,889	186,680
	Options on Securities (0.32%)
80	10YR US Treasury Notes	Call	112.00	02/21/2025	11,364	2,500
14	Airbnb, Inc.	Put	125.00	02/07/2025	1,987	840
2	Alphabet, Inc.	Put	190.00	02/21/2025	943	426
2	Amazon.com, Inc.	Put	215.00	02/21/2025	1,238	426
12	Amazon.com, Inc.	Put	210.00	02/07/2025	2,609	744
3	Apple, Inc.	Put	225.00	02/21/2025	1,504	558
1	AppLovin Corp.	Put	330.00	02/21/2025	3,111	5,620
5	AppLovin Corp.	Call	390.00	02/07/2025	4,769	2,550
5	Astera Labs, Inc.	Call	150.00	02/21/2025	5,150	800
7	Astera Labs, Inc.	Call	95.00	02/14/2025	5,189	10,150
131	AT&T, Inc.	Put	23.00	03/07/2025	2,075	2,882
5	Bill Holdings, Inc.	Call	95.00	02/07/2025	2,092	4,250
3	Broadcom, Inc.	Put	195.00	02/21/2025	2,596	495
7	Broadcom, Inc.	Call	232.50	02/21/2025	3,199	3,675
5	Charter Communications, Inc.	Call	350.00	03/21/2025	6,366	7,100
17	Coherent Inc.	Put	75.00	02/14/2025	5,553	1,998
5	Coinbase Global, Inc.	Put	240.00	02/07/2025	5,251	290
14	Crown Castle International Corp.	Call	95.00	02/21/2025	2,149	840
17	Dell Technologies, Inc.	Put	95.00	02/21/2025	4,812	2,380
3	Diamondback Energy, Inc.	Put	145.31	01/16/2026	2,980	2,955
7	DoorDash, Inc.	Call	190.00	02/07/2025	1,256	2,275
9	eBay, Inc.	Put	67.50	04/17/2025	2,958	3,105
26	GLOBALFOUNDRIES, Inc.	Call	50.00	02/21/2025	1,971	520
14	GLOBALFOUNDRIES, Inc.	Call	50.00	03/21/2025	1,390	700
3	Hershey Co.	Call	180.00	02/21/2025	214	60
1	Hershey Co.	Call	165.00	02/21/2025	148	70
10	Hershey Co.	Put	143.00	02/21/2025	2,182	2,490
4	Marvell Technology Group Ltd.	Put	105.00	02/21/2025	2,043	962
2	Meta Platforms, Inc.	Call	740.00	02/21/2025	1,947	800
2	Micron Technology, Inc.	Call	110.00	02/21/2025	520	74
12	Micron Technology, Inc.	Put	90.00	02/21/2025	2,972	4,032
7	Microsoft Corp.	Call	500.00	02/07/2025	309	7
4	MicroStrategy, Inc.	Put	250.00	06/20/2025	11,543	11,120
2	MicroStrategy, Inc.	Put	305.00	02/21/2025	2,327	2,740
7	MongoDB, Inc.	Call	300.00	02/21/2025	4,038	2,884
8	NVIDIA Corp.	Put	113.00	02/21/2025	3,927	3,280
24	NVIDIA Corp.	Put	110.00	02/14/2025	8,700	6,168
12	NVIDIA Corp.	Put	118.00	02/14/2025	2,973	6,420
26	On Holding AG	Put	59.00	02/21/2025	3,080	4,147
2	Oracle Corp.	Put	175.00	02/14/2025	509	1,432
7	Oracle Corp.	Put	160.00	02/21/2025	1,463	1,106
13	Ovintiv, Inc.	Put	33.00	01/16/2026	3,293	2,438
19	Palantir Technologies, Inc.	Put	60.00	02/07/2025	5,348	513
12	Palantir Technologies, Inc.	Put	74.00	02/14/2025	3,857	3,216
31	Penn Entertainment, Inc.	Call	21.50	02/07/2025	1,366	837
19	Pinterest, Inc.	Call	35.00	02/14/2025	2,972	2,907
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Contracts			Strike Price	Expiration Date	Cost	Value
	Purchased Options Contracts (continued)
	Options on Securities (continued)
5	Reddit, Inc.	Call	215.00	02/07/2025	$1,966	$1,250
2	RH	Put	400.00	02/21/2025	1,119	1,654
54	Semi Conductor Holding Trust	Put	400.00	03/21/2025	7,542	11,232
7	Semi Conductor Holding Trust	Put	235.00	02/21/2025	4,258	3,290
5	Shopify, Inc.	Put	97.00	02/07/2025	816	20
3	Square, Inc	Put	80.00	02/21/2025	785	444
29	Suncor Energy, Inc.	Put	30.00	01/16/2026	3,663	3,480
19	Super Micro Computer, Inc.	Put	29.00	02/07/2025	3,996	3,895
10	Taiwan Semiconductor Manufacturing Co. Ltd.	Put	190.00	02/21/2025	6,172	2,300
21	Tempur-Pedic International Inc.	Call	70.00	03/21/2025	2,674	2,677
782	Tencent Holdings Ltd.	Put	350.00	06/23/2025	660	85
5	Tesla, Inc.	Put	350.00	02/28/2025	4,352	2,335
155	T-Rex	Put	6.00	03/21/2025	10,241	9,300
14	Uber Technologies, Inc.	Put	60.00	02/21/2025	2,020	1,372
3,269	Ubisoft Entertainment SA	Call	13.00	02/21/2025	1,700	184
48	Verizon Communications, Inc.	Put	38.00	02/21/2025	2,247	720
12	Vertiv Holdings LLC	Put	95.00	02/07/2025	4,136	144
9	Vital Farms, Inc.	Put	40.00	02/21/2025	480	495
103	Warner Bros Discovery, Inc.	Call	12.00	02/21/2025	2,427	515
	Total Options on Securities				209,497	161,174
	Total Purchased Options Contracts				1,512,366	1,075,059

	Notional		Exercise Rate	Expiration Date
		Purchased Swaptions Contracts ((0.04)%)
EUR	2,610,000	10 YR Interest Rate Swap Receive EUR Call	2.47%	02/24/2025	0	7,466
	7,347,000	10 YR Interest Rate Swap Receive EUR Call	2.52%	01/09/2035	0	19,051
	2,610,000	10YR Interest Rate Swap Pay EUR Put	2.47%	02/24/2025	0	(8,398)
	7,347,000	10YR Interest Rate Swap Pay EUR Put	2.52%	01/09/2035	0	(22,724)
	796,000	30YR Interest Rate Swap Pay EUR Put	2.28%	01/11/2027	0	(10,200)
USD	265,000	30YR Interest Rate Swap Pay USD Put	3.94%	01/08/2030	0	(1,957)
	530,000	30YR Interest Rate Swap Pay USD Put	3.94%	01/08/2030	0	(3,914)
EUR	796,000	30YR Interest Rate Swap Receive EUR Call	2.28%	01/11/2027	0	6,571
USD	265,000	30YR Interest Rate Swap Receive USD Call	3.94%	01/08/2030	0	1,473
	530,000	30YR Interest Rate Swap Receive USD Call	3.94%	01/08/2030	0	2,947
EUR	2,514,000	5YR Interest Rate Swap Pay EUR Put	2.66%	01/08/2030	0	(9,064)
	2,515,000	5YR Interest Rate Swap Pay EUR Put	2.66%	01/10/2035	0	(8,842)
JPY	487,392,000	5YR Interest Rate Swap Pay JPY Put	1.42%	01/09/2030	0	(2,421)
EUR	2,514,000	5YR Interest Rate Swap Receive EUR Call	2.66%	01/08/2030	0	6,229
	2,515,000	5YR Interest Rate Swap Receive EUR Call	2.66%	01/08/2030	0	6,457
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
	Notional		Exercise Rate	Expiration Date	Cost	Value
		Purchased Swaptions Contracts (continued)
JPY	487,392,000	5YR Interest Rate Swap Receive JPY Call	1.42%	01/09/2030	$0	$(1,908)
		Total Purchased Swaptions Contracts			0	(19,234)
		Total Investments (399.33%)			$204,000,302	$199,792,560
		Net Other Assets and Other Liabilities ((299.33)%)				$(149,761,054)
		Net Assets (100.00%)				$50,031,506
The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

*	Variable or Floating Rate Security. Rate disclosed is based on the latest available information as of January 31, 2025.
+	Zero-coupon bond. Rate represents annualized yield at period end.
±	When Issued Security.
«	Inflation linked securities issued by foreign entities in which the principal amount is indexed for inflation or deflation periodically.
Ω	TIPS are securities issued by the US Treasury in which the principal amount is indexed for inflation or deflation periodically.
(A)
Security purchased under forward delivery commitments due within 60 days after January 31, 2025. The purchase price of the security and the date of delivery were fixed at the time the transaction was negotiated.

144A	Unregistered securities exempt in an institutional sale from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Rule 144A.
CPI	Consumer Price Index
ETF	Exchange Traded Fund
OAT	Obligations Assimilables du Tresor
PIK	Payment-in-Kind security. Security that pays interest in the form of cash or additional debt securities.
REG S	Unregistered securities exempt in a sale of non-US securities from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Regulation S.
SONIA	Sterling Overnight Index Average

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Offshore Renminbi
EUR	Euro
GBP	Great Britain Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025

Concentration by Industry
Industry	% of Net Assets	Value
Foreign Government Obligations	223.48%	$111,812,110
United States Government and Agency Obligations	85.04	42,546,767
Financial	67.91	33,974,323
Consumer Non-Cyclical	5.20	2,601,052
Energy	3.07	1,541,222
Communications	2.96	1,480,276
Industrial	2.32	1,159,248
Technology	1.80	898,977
Consumer Cyclical	1.56	779,910
Banks	1.43	713,201
Utilities	0.97	485,755
Options on Equity Indices	0.90	447,136
Pharmaceuticals	0.65	326,346
Basic Materials	0.50	251,420
Options on Exchange Traded Futures Contracts	0.37	186,680
Options on Securities	0.32	161,174
Foreign Currency Options	0.30	149,156
Options on Exchange Traded Funds	0.26	130,913
Capital Markets	0.25	126,963
Hotels, Restaurants & Leisure	0.05	23,956
Biotechnology	0.02	11,913
Metals & Mining	0.01	3,296
Purchased Swaptions Contracts	(0.04)	(19,234)
Total Investments	399.33	199,792,560
Net Other Assets and Other Liabilities	(299.33)	(149,761,054)
Net Assets	100.00%	$50,031,506
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025

	Face Amount				Proceeds	Value
		Securities Sold Short (15.06%)
		Corporate Obligations (7.75%)
		United States (7.75%)
		Basic Materials
USD	515,000	Chemours Co. 144A	4.63%	11/15/2029	$451,218	$458,296
		Communications
	600,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A	4.25%	01/15/2034	489,421	491,100
	475,000	Charter Communications Operating LLC/Charter Communications Operating Capital	5.25%	04/01/2053	377,787	383,832
	75,000	Meta Platforms, Inc.	5.40%	08/15/2054	71,437	72,871
		Consumer Cyclical
	240,000	Tenneco, Inc. 144A	8.00%	11/17/2028	224,461	229,576
		Consumer Non-cyclical
	225,000	CoreCivic, Inc.	8.25%	04/15/2029	238,316	238,268
	355,000	LifePoint Health, Inc. 144A	5.38%	01/15/2029	312,386	314,962
	370,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV 144A	5.13%	04/30/2031	333,543	335,433
	420,000	Owens & Minor, Inc. 144A	6.63%	04/01/2030	401,568	405,099
		Energy
	17,000	Helmerich & Payne, Inc. 144A	4.85%	12/01/2029	16,433	16,526
	75,000	Oneok, Inc.	5.70%	11/01/2054	70,445	69,796
		Industrial
	800,000	Boeing Co.	6.86%	05/01/2054	838,511	860,175
		Total United States			3,825,526	3,875,934
		Foreign Government Obligations (7.28%)
		Brazil (0.55%)
	275,000	Vale Overseas Ltd.	6.40%	06/28/2054	270,192	273,838
		Chile (0.37%)
	200,000	Chile Government International Bond	5.33%	01/05/2054	182,556	184,876
		Germany (0.51%)
	255,000	Iho Verwaltungs Gmbh 144A PIK	7.75%	11/15/2030	254,435	256,043
		Mexico (0.14%)
	70,000	Petroleos Mexicanos	10.00%	02/07/2033	73,295	72,548
		Peru (0.05%)
	25,000	Peruvian Government International Bond	5.88%	08/08/2054	23,670	24,085
		United Kingdom (5.66%)
EUR	500,000	BNP Paribas SA REG S	4.13%	05/24/2033	548,927	555,964
	25,000	Bulgaria Government International Bond REG S	4.25%	09/05/2044	25,946	26,444
	100,000	Credit Agricole SA REG S	4.13%	02/26/2036	107,328	108,549
	100,000	Deutsche Bank AG REG S *	4.50%	07/12/2035	108,313	108,665
USD	350,000	Dominican Republic International Bond REG S	6.40%	06/05/2049	327,282	333,428
EUR	150,000	Goldman Sachs Group, Inc. REG S *	3.50%	01/23/2033	156,280	157,405
	275,000	Morgan Stanley *	3.96%	03/21/2035	291,373	296,124
USD	425,000	Qatar Government International Bond REG S	4.40%	04/16/2050	357,290	363,375
	200,000	Qatar Government International Bond REG S	4.82%	03/14/2049	181,401	182,626
	400,000	Qatar Government International Bond REG S	5.10%	04/23/2048	375,880	381,125
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
	Face Amount				Proceeds	Value
		Securities Sold Short (continued)
		Foreign Government Obligations (continued)
		United Kingdom (continued)
EUR	100,000	RCI Banque SA REG S *	5.50%	10/09/2034	$109,145	$109,483
	35,000	Republic of Poland Government International Bond REG S	4.25%	02/14/2043	37,587	37,715
	60,000	Republic of Poland Government International Bond REG S Series 10YR	3.63%	01/11/2034	63,853	63,737
	100,000	UniCredit SpA REG S	4.00%	03/05/2034	107,607	108,327
		Total United Kingdom			2,798,212	2,832,967
		Total Foreign Government Obligations			3,602,360	3,644,357

Units

	Closed End Funds (0.03%)
	United Kingdom (0.03%)
	Capital Markets
1,057	Scottish Mortgage Investment Trust PLC	13,254	14,257
	Total Securities Sold Short	$7,441,140	$7,534,548
The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

*	Variable or Floating Rate Security. Rate disclosed is based on the latest available information as of January 31, 2025.

144A	Unregistered securities exempt in an institutional sale from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Rule 144A.
PIK	Payment-in-Kind security. Security that pays interest in the form of cash or additional debt securities.
REG S	Unregistered securities exempt in a sale of non-US securities from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Regulation S.
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025

Concentration by Industry
Industry	% of Net Assets	Value
Foreign Government Obligations	7.28%	$3,644,357
Consumer Non-cyclical	2.59	1,293,762
Communications	1.89	947,803
Industrial	1.72	860,175
Basic Materials	0.92	458,296
Consumer Cyclical	0.46	229,576
Energy	0.17	86,322
Capital Markets	0.03	14,257
Total Securities Sold Short	15.06%	$7,534,548
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Forward Currency Contracts
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Australian Dollar	BUY	$241,921	1.61	02/04/2025	$1,342
Australian Dollar	BUY	205,283	1.61	02/04/2025	554
Australian Dollar	BUY	200,553	1.62	02/04/2025	2,165
Australian Dollar	BUY	161,850	1.61	02/04/2025	325
Australian Dollar	BUY	161,722	1.61	02/04/2025	453
Australian Dollar	BUY	160,968	1.62	02/04/2025	1,207
Australian Dollar	BUY	123,403	1.62	02/04/2025	1,347
Australian Dollar	BUY	111,305	1.62	02/04/2025	970
Australian Dollar	BUY	89,872	1.61	02/04/2025	572
Australian Dollar	BUY	111,827	1.61	03/04/2025	459
Australian Dollar	BUY	96,404	1.61	03/04/2025	286
Australian Dollar	BUY	87,227	1.61	03/04/2025	106
Australian Dollar	BUY	4,984	1.61	03/04/2025	6
Australian Dollar	SELL	88,340	1.58	02/04/2025	1,015
Australian Dollar	SELL	90,553	1.60	02/04/2025	109
Australian Dollar	SELL	90,639	1.60	02/04/2025	196
Australian Dollar	SELL	90,813	1.60	02/04/2025	369
Australian Dollar	SELL	91,059	1.59	02/04/2025	615
Australian Dollar	SELL	144,179	1.60	02/04/2025	716
Australian Dollar	SELL	163,148	1.59	02/04/2025	973
Australian Dollar	SELL	402,758	1.60	02/04/2025	439
Australian Dollar	SELL	4,389	1.60	02/28/2025	23
Australian Dollar	SELL	15,989	1.60	02/28/2025	82
Australian Dollar	SELL	30,411	1.60	02/28/2025	156
Australian Dollar	SELL	97,345	1.59	03/04/2025	654
Australian Dollar	SELL	201,450	1.59	03/04/2025	1,831
Australian Dollar	SELL	3,143	1.59	03/19/2025	23
Australian Dollar	SELL	9,361	1.60	03/19/2025	3
Australian Dollar	SELL	96,841	1.60	03/19/2025	142
Brazilian Real	BUY	2,435,326	6.09	02/04/2025	105,117
Brazilian Real	BUY	891,803	6.10	02/04/2025	39,464
Brazilian Real	BUY	815,959	6.12	02/04/2025	38,273
Brazilian Real	BUY	454,161	5.91	02/04/2025	5,481
Brazilian Real	BUY	437,752	6.08	02/04/2025	17,611
Brazilian Real	BUY	287,984	6.04	02/04/2025	9,885
Brazilian Real	BUY	186,183	6.12	02/04/2025	8,972
Brazilian Real	BUY	162,953	5.95	02/04/2025	3,100
Brazilian Real	BUY	72,014	6.04	02/04/2025	2,453
Brazilian Real	BUY	33,830	5.91	02/04/2025	408
Brazilian Real	BUY	31,816	5.97	02/28/2025	496
Brazilian Real	BUY	1,600,081	5.95	03/06/2025	16,391
Brazilian Real	BUY	1,049,101	5.95	03/06/2025	10,435
Brazilian Real	BUY	163,081	5.95	03/06/2025	1,622
Brazilian Real	BUY	55,126	5.99	03/19/2025	843
Brazilian Real	BUY	4,104	6.09	03/19/2025	136
Canadian Dollar	SELL	90,193	1.44	02/04/2025	426
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Canadian Dollar	SELL	$90,846	1.43	02/04/2025	$1,079
Canadian Dollar	SELL	97,145	1.44	02/04/2025	472
Canadian Dollar	SELL	121,129	1.44	02/04/2025	289
Canadian Dollar	SELL	121,339	1.44	02/04/2025	499
Canadian Dollar	SELL	121,690	1.44	02/04/2025	850
Canadian Dollar	SELL	122,094	1.43	02/04/2025	1,254
Canadian Dollar	SELL	135,643	1.44	02/04/2025	992
Canadian Dollar	SELL	162,733	1.44	02/04/2025	462
Canadian Dollar	SELL	162,906	1.44	02/04/2025	635
Canadian Dollar	SELL	201,823	1.44	02/04/2025	1,574
Canadian Dollar	SELL	201,850	1.44	02/04/2025	1,601
Canadian Dollar	SELL	202,309	1.43	02/04/2025	2,060
Canadian Dollar	SELL	204,867	1.44	02/04/2025	1,165
Canadian Dollar	SELL	296,569	1.43	02/04/2025	3,099
Canadian Dollar	SELL	334,950	1.43	02/04/2025	3,502
Canadian Dollar	SELL	437,702	1.44	02/04/2025	2,677
Canadian Dollar	SELL	437,823	1.44	02/04/2025	2,798
Canadian Dollar	SELL	448,524	1.44	02/04/2025	3,142
Canadian Dollar	SELL	1,371,200	1.43	02/04/2025	14,337
Canadian Dollar	SELL	4,256	1.43	02/28/2025	40
Canadian Dollar	SELL	18,840	1.43	02/28/2025	178
Canadian Dollar	SELL	90,489	1.44	03/04/2025	618
Canadian Dollar	SELL	128,829	1.44	03/04/2025	936
Canadian Dollar	SELL	135,882	1.44	03/04/2025	1,075
Canadian Dollar	SELL	195,549	1.43	03/04/2025	1,980
Canadian Dollar	SELL	226,328	1.44	03/04/2025	1,650
Canadian Dollar	SELL	10,425	1.44	03/19/2025	49
Canadian Dollar	SELL	27,885	1.43	03/19/2025	214
Canadian Dollar	SELL	41,794	1.44	03/19/2025	287
Canadian Dollar	SELL	143,275	1.43	03/19/2025	1,461
Chilean Peso	BUY	257,743	1,010.40	02/04/2025	7,504
Chilean Peso	BUY	164,548	1,007.00	02/04/2025	4,221
Chilean Peso	BUY	147,047	991.00	03/04/2025	1,329
Chinese Yuan Renminbi	BUY	284,401	7.35	02/05/2025	2,085
Chinese Yuan Renminbi	BUY	125,017	7.36	02/05/2025	1,152
Chinese Yuan Renminbi	BUY	75,131	7.33	02/05/2025	434
Chinese Yuan Renminbi	SELL	104,546	7.28	02/05/2025	182
Chinese Yuan Renminbi	SELL	201,133	7.29	02/05/2025	86
Chinese Yuan Renminbi	SELL	478,346	7.27	02/05/2025	1,509
Chinese Yuan Renminbi	SELL	741,315	7.24	03/04/2025	4,456
Chinese Yuan Renminbi	SELL	2,177,949	7.24	03/04/2025	13,092
Colombian Peso	BUY	507,174	4,363.57	02/04/2025	21,180
Colombian Peso	BUY	428,089	4,354.07	02/04/2025	16,897
Colombian Peso	BUY	146,844	4,356.92	02/04/2025	5,901
Colombian Peso	BUY	146,541	4,366.05	02/04/2025	6,204
Colombian Peso	BUY	634,425	4,221.55	03/04/2025	2,555
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Colombian Peso	BUY	$630,968	4,244.66	03/04/2025	$6,012
Czech Koruna	BUY	202,214	24.23	02/04/2025	13
Czech Koruna	SELL	90,281	24.15	02/04/2025	310
Czech Koruna	SELL	162,696	24.09	02/04/2025	915
Czech Koruna	SELL	281,447	24.13	02/04/2025	1,218
Czech Koruna	SELL	124,939	24.17	03/04/2025	245
Czech Koruna	SELL	649,030	24.08	03/04/2025	3,677
Danish Krone	BUY	33,432	7.18	03/19/2025	85
Danish Krone	SELL	1,123	7.13	02/28/2025	7
Euro	BUY	2,065,413	0.97	02/04/2025	11,608
Euro	BUY	827,995	0.97	02/04/2025	6,764
Euro	BUY	403,049	0.97	02/04/2025	3,415
Euro	BUY	204,215	0.97	02/04/2025	1,616
Euro	BUY	203,117	0.98	02/04/2025	2,714
Euro	BUY	106,318	0.98	02/04/2025	1,795
Euro	BUY	97,982	0.97	02/04/2025	775
Euro	BUY	89,787	0.98	02/04/2025	1,694
Euro	BUY	89,528	0.97	02/04/2025	912
Euro	BUY	81,062	0.97	02/04/2025	1,063
Euro	BUY	72,942	0.97	02/04/2025	866
Euro	BUY	57,532	0.97	02/04/2025	683
Euro	BUY	47,258	0.97	02/04/2025	561
Euro	BUY	39,054	0.97	02/04/2025	449
Euro	BUY	29,793	0.97	02/04/2025	354
Euro	BUY	16,468	0.97	03/19/2025	198
Euro	SELL	45,880	0.96	02/04/2025	140
Euro	SELL	46,854	0.96	02/04/2025	74
Euro	SELL	47,895	0.96	02/04/2025	76
Euro	SELL	58,307	0.96	02/04/2025	92
Euro	SELL	73,925	0.96	02/04/2025	117
Euro	SELL	129,264	0.96	02/04/2025	360
Euro	SELL	178,249	0.96	02/04/2025	486
Euro	SELL	201,817	0.96	02/04/2025	1,184
Euro	SELL	651,791	0.96	02/04/2025	1,033
Euro	SELL	5,225	0.96	02/28/2025	22
Euro	SELL	7,313	0.96	02/28/2025	28
Euro	SELL	14,316	0.96	02/28/2025	59
Euro	SELL	24,029	0.96	02/28/2025	94
Euro	SELL	47,879	0.96	02/28/2025	7
Euro	SELL	50,682	0.96	02/28/2025	209
Euro	SELL	55,907	0.96	02/28/2025	231
Euro	SELL	93,888	0.96	02/28/2025	227
Euro	SELL	179,614	0.95	02/28/2025	1,658
Euro	SELL	188,822	0.96	02/28/2025	459
Euro	SELL	224,152	0.95	02/28/2025	2,488
Euro	SELL	231,987	0.96	02/28/2025	957
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Euro	SELL	$366,791	0.96	02/28/2025	$1,513
Euro	SELL	1,311,461	0.96	02/28/2025	5,410
Euro	SELL	42,834	0.96	03/04/2025	158
Euro	SELL	48,999	0.96	03/04/2025	78
Euro	SELL	61,509	0.96	03/04/2025	98
Euro	SELL	164,319	0.95	03/04/2025	1,944
Euro	SELL	209,665	0.96	03/04/2025	451
Euro	SELL	236,653	0.96	03/04/2025	376
Euro	SELL	327,244	0.95	03/04/2025	3,535
Euro	SELL	327,362	0.95	03/04/2025	3,652
Euro	SELL	365,926	0.96	03/04/2025	582
Euro	SELL	655,884	0.95	03/04/2025	7,424
Euro	SELL	752,894	0.96	03/04/2025	2,429
Euro	SELL	808,757	0.95	03/04/2025	8,331
Euro	SELL	2,013,137	0.96	03/04/2025	11,550
Great Britain Pound	BUY	282,099	0.81	02/04/2025	2,445
Great Britain Pound	BUY	282,010	0.81	02/04/2025	2,534
Great Britain Pound	BUY	278,603	0.82	02/04/2025	5,941
Great Britain Pound	BUY	274,452	0.81	02/04/2025	1,394
Great Britain Pound	BUY	220,616	0.81	02/04/2025	1,800
Great Britain Pound	BUY	203,405	0.81	02/04/2025	373
Great Britain Pound	BUY	195,635	0.81	02/04/2025	1,930
Great Britain Pound	BUY	194,405	0.81	02/04/2025	1,918
Great Britain Pound	BUY	160,794	0.82	02/04/2025	3,222
Great Britain Pound	BUY	136,721	0.81	02/04/2025	1,202
Great Britain Pound	BUY	135,667	0.81	02/04/2025	1,013
Great Britain Pound	BUY	123,275	0.82	02/04/2025	2,222
Great Britain Pound	BUY	123,043	0.82	02/04/2025	2,454
Great Britain Pound	BUY	122,941	0.81	02/04/2025	71
Great Britain Pound	BUY	122,654	0.82	02/04/2025	2,843
Great Britain Pound	BUY	121,646	0.81	02/04/2025	1,366
Great Britain Pound	BUY	121,529	0.82	02/04/2025	2,726
Great Britain Pound	BUY	121,405	0.82	02/04/2025	2,850
Great Britain Pound	BUY	121,005	0.83	02/04/2025	3,250
Great Britain Pound	BUY	120,642	0.82	02/04/2025	2,370
Great Britain Pound	BUY	119,561	0.81	02/04/2025	967
Great Britain Pound	BUY	98,692	0.82	02/04/2025	1,954
Great Britain Pound	BUY	98,485	0.82	02/04/2025	2,162
Great Britain Pound	BUY	90,021	0.81	02/04/2025	686
Great Britain Pound	BUY	89,713	0.81	02/04/2025	993
Great Britain Pound	BUY	89,479	0.82	02/04/2025	1,227
Great Britain Pound	BUY	89,419	0.82	02/04/2025	1,288
Great Britain Pound	BUY	88,855	0.82	02/04/2025	1,851
Great Britain Pound	BUY	88,793	0.82	02/04/2025	1,913
Great Britain Pound	BUY	88,435	0.83	02/04/2025	2,271
Great Britain Pound	BUY	81,769	0.82	02/04/2025	1,482
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Great Britain Pound	BUY	$80,184	0.81	02/04/2025	$581
Great Britain Pound	BUY	49,322	0.81	02/04/2025	380
Great Britain Pound	BUY	46,382	0.82	02/04/2025	835
Great Britain Pound	BUY	40,777	0.81	02/04/2025	227
Great Britain Pound	BUY	40,278	0.82	02/04/2025	726
Great Britain Pound	BUY	27,311	0.81	02/04/2025	273
Great Britain Pound	BUY	1,023,878	0.81	02/28/2025	6,119
Great Britain Pound	BUY	631,124	0.81	02/28/2025	3,772
Great Britain Pound	BUY	102,511	0.81	02/28/2025	613
Great Britain Pound	BUY	34,582	0.81	02/28/2025	207
Great Britain Pound	BUY	6,167	0.81	03/19/2025	45
Great Britain Pound	BUY	6,149	0.81	03/19/2025	63
Great Britain Pound	SELL	27,609	0.80	02/04/2025	25
Great Britain Pound	SELL	32,335	0.80	02/04/2025	29
Great Britain Pound	SELL	48,721	0.80	02/04/2025	261
Great Britain Pound	SELL	89,978	0.80	02/04/2025	515
Great Britain Pound	SELL	121,631	0.80	02/04/2025	1,103
Great Britain Pound	SELL	123,643	0.80	02/04/2025	630
Great Britain Pound	SELL	164,171	0.80	02/04/2025	154
Great Britain Pound	SELL	1,529,085	0.80	02/04/2025	8,204
Great Britain Pound	SELL	24,950	0.80	02/28/2025	101
Great Britain Pound	SELL	36,176	0.80	02/28/2025	145
Great Britain Pound	SELL	84,568	0.80	02/28/2025	81
Great Britain Pound	SELL	121,877	0.80	02/28/2025	117
Great Britain Pound	SELL	217,059	0.80	02/28/2025	871
Great Britain Pound	SELL	29,845	0.80	03/04/2025	27
Great Britain Pound	SELL	123,649	0.80	03/04/2025	647
Great Britain Pound	SELL	232,544	0.80	03/04/2025	207
Great Britain Pound	SELL	413,481	0.80	03/04/2025	368
Great Britain Pound	SELL	967,484	0.80	03/04/2025	861
Great Britain Pound	SELL	1,180,131	0.80	03/04/2025	1,050
Great Britain Pound	SELL	1,247	0.80	03/19/2025	5
Great Britain Pound	SELL	122,414	0.80	03/19/2025	660
Hong Kong Dollar	SELL	4,180	7.77	02/03/2025	9
Hong Kong Dollar	SELL	18,650	7.77	02/03/2025	41
Hong Kong Dollar	SELL	29,583	7.77	02/03/2025	65
Hong Kong Dollar	SELL	4,176	7.78	02/28/2025	2
Hong Kong Dollar	SELL	18,631	7.78	02/28/2025	9
Hong Kong Dollar	SELL	29,553	7.78	02/28/2025	15
Hong Kong Dollar	SELL	9,653	7.77	03/19/2025	17
Hungarian Forint	BUY	466,060	394.37	02/04/2025	2,672
Hungarian Forint	BUY	355,595	401.86	02/04/2025	8,833
Hungarian Forint	BUY	134,512	403.68	02/04/2025	3,965
Hungarian Forint	BUY	71,152	400.55	02/04/2025	1,529
Hungarian Forint	SELL	116,206	389.83	03/04/2025	854
Hungarian Forint	SELL	120,853	389.73	03/04/2025	918
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Hungarian Forint	SELL	$160,114	392.22	03/04/2025	$200
Hungarian Forint	SELL	800,492	392.26	03/04/2025	923
Hungarian Forint	SELL	800,516	392.00	03/04/2025	1,457
Hungarian Forint	SELL	984,042	391.35	03/04/2025	3,424
Hungarian Forint	SELL	2,102,748	391.35	03/04/2025	7,317
Indian Rupee	SELL	269,135	86.24	02/04/2025	1,171
Indonesian Rupiah	SELL	120,647	16,196.96	02/04/2025	770
Indonesian Rupiah	SELL	120,878	16,165.54	03/04/2025	1,126
Israeli Shekel	BUY	1,049,463	3.62	02/04/2025	13,920
Israeli Shekel	BUY	194,786	3.62	02/04/2025	2,499
Israeli Shekel	BUY	12,392	3.63	02/04/2025	201
Israeli Shekel	BUY	934,995	3.59	03/04/2025	4,255
Israeli Shekel	BUY	299,589	3.59	03/04/2025	1,363
Israeli Shekel	SELL	5,916	3.55	02/04/2025	39
Israeli Shekel	SELL	109,590	3.55	02/04/2025	733
Israeli Shekel	SELL	124,780	3.57	02/04/2025	252
Japanese Yen	BUY	659,570	156.16	02/04/2025	5,590
Japanese Yen	BUY	205,147	157.45	02/04/2025	3,442
Japanese Yen	BUY	205,101	157.48	02/04/2025	3,487
Japanese Yen	BUY	205,006	157.56	02/04/2025	3,583
Japanese Yen	BUY	204,348	157.57	02/04/2025	3,595
Japanese Yen	BUY	203,676	155.15	02/04/2025	392
Japanese Yen	BUY	203,206	155.51	02/04/2025	863
Japanese Yen	BUY	163,510	155.95	02/04/2025	1,166
Japanese Yen	BUY	152,695	157.83	02/04/2025	2,940
Japanese Yen	BUY	143,547	156.05	02/04/2025	1,109
Japanese Yen	BUY	127,886	156.39	02/04/2025	1,271
Japanese Yen	BUY	122,390	155.24	02/04/2025	309
Japanese Yen	BUY	122,208	155.47	02/04/2025	492
Japanese Yen	BUY	120,235	155.53	02/04/2025	527
Japanese Yen	BUY	102,776	157.62	02/04/2025	1,841
Japanese Yen	BUY	97,101	155.51	02/04/2025	412
Japanese Yen	BUY	90,772	155.33	02/04/2025	284
Japanese Yen	BUY	90,483	155.83	02/04/2025	573
Japanese Yen	BUY	87,978	155.72	02/04/2025	495
Japanese Yen	BUY	87,820	156.00	02/04/2025	652
Japanese Yen	BUY	72,359	154.92	02/04/2025	34
Japanese Yen	BUY	50,284	154.92	02/04/2025	23
Japanese Yen	BUY	154,475	155.36	02/28/2025	940
Japanese Yen	BUY	12,182	155.97	02/28/2025	122
Japanese Yen	BUY	1,282	155.97	02/28/2025	13
Japanese Yen	BUY	202,933	154.73	03/04/2025	495
Japanese Yen	BUY	123,169	155.07	03/04/2025	573
Japanese Yen	BUY	122,375	154.44	03/04/2025	70
Japanese Yen	BUY	73,228	154.31	03/19/2025	106
Japanese Yen	BUY	48,546	156.55	03/19/2025	776
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Japanese Yen	SELL	$690,419	154.11	02/04/2025	$3,303
Japanese Yen	SELL	68,811	154.05	03/04/2025	138
Japanese Yen	SELL	73,515	153.71	03/04/2025	307
Japanese Yen	SELL	88,613	153.48	03/04/2025	504
Japanese Yen	SELL	88,965	153.99	03/04/2025	208
Japanese Yen	SELL	89,682	153.88	03/04/2025	277
Japanese Yen	SELL	97,374	154.04	03/04/2025	195
Japanese Yen	SELL	97,422	153.97	03/04/2025	243
Japanese Yen	SELL	113,682	153.94	03/04/2025	307
Japanese Yen	SELL	654,022	153.82	03/04/2025	2,275
Japanese Yen	SELL	654,728	153.65	03/04/2025	2,981
Japanese Yen	SELL	999,897	153.62	03/04/2025	4,784
Japanese Yen	SELL	3,258	153.49	03/19/2025	13
Mexican Peso	BUY	811,537	20.84	02/04/2025	7,676
Mexican Peso	BUY	33,562	20.86	02/28/2025	226
Mexican Peso	SELL	90,039	20.21	02/04/2025	1,868
Mexican Peso	SELL	112,199	20.41	02/04/2025	1,259
Mexican Peso	SELL	796,554	20.50	02/04/2025	5,439
Mexican Peso	SELL	797,507	20.48	02/04/2025	6,392
Mexican Peso	SELL	830,027	20.43	02/04/2025	8,392
Mexican Peso	SELL	1,633,876	20.30	02/04/2025	27,423
Mexican Peso	SELL	1,651,629	20.41	02/04/2025	18,531
Mexican Peso	SELL	18,555	20.71	03/04/2025	20
Mexican Peso	SELL	26,386	20.73	03/04/2025	0
Mexican Peso	SELL	37,275	20.70	03/04/2025	47
Mexican Peso	SELL	55,837	20.70	03/04/2025	75
Mexican Peso	SELL	61,639	20.72	03/04/2025	39
Mexican Peso	SELL	65,990	20.73	03/04/2025	0
Mexican Peso	SELL	66,019	20.72	03/04/2025	30
Mexican Peso	SELL	220,018	20.73	03/04/2025	53
Mexican Peso	SELL	279,215	20.70	03/04/2025	400
Mexican Peso	SELL	398,516	20.50	03/04/2025	4,413
New Taiwan Dollar	BUY	73,563	32.76	02/03/2025	74
New Taiwan Dollar	BUY	73,008	33.01	02/03/2025	629
New Taiwan Dollar	BUY	696,979	32.77	02/04/2025	894
New Taiwan Dollar	BUY	111,854	32.90	02/04/2025	588
New Taiwan Dollar	SELL	73,651	32.72	02/03/2025	14
New Taiwan Dollar	SELL	407,625	32.73	02/04/2025	23
New Taiwan Dollar	SELL	810,390	32.73	02/04/2025	74
New Taiwan Dollar	SELL	47,949	32.74	02/27/2025	139
New Taiwan Dollar	SELL	697,831	32.73	03/04/2025	2,126
New Zealand Dollar	BUY	1,475,707	1.77	02/04/2025	2,683
New Zealand Dollar	BUY	384,839	1.77	02/04/2025	1,295
New Zealand Dollar	BUY	209,827	1.79	02/04/2025	2,180
New Zealand Dollar	BUY	203,413	1.77	02/04/2025	113
New Zealand Dollar	BUY	186,227	1.77	02/04/2025	339
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
New Zealand Dollar	BUY	$162,774	1.78	02/04/2025	$1,177
New Zealand Dollar	BUY	120,115	1.79	02/04/2025	1,435
New Zealand Dollar	BUY	119,843	1.79	02/04/2025	1,707
New Zealand Dollar	BUY	106,277	1.79	02/04/2025	1,140
New Zealand Dollar	BUY	97,610	1.79	02/04/2025	1,327
New Zealand Dollar	BUY	87,579	1.77	02/04/2025	50
New Zealand Dollar	BUY	70,635	1.78	02/04/2025	599
New Zealand Dollar	BUY	57,453	1.78	02/04/2025	213
New Zealand Dollar	BUY	49,939	1.78	02/04/2025	377
New Zealand Dollar	BUY	208,532	1.77	02/05/2025	648
New Zealand Dollar	BUY	98,011	1.79	02/05/2025	926
New Zealand Dollar	BUY	240,323	1.77	03/04/2025	22
New Zealand Dollar	BUY	87,435	1.77	03/04/2025	221
New Zealand Dollar	SELL	88,458	1.75	02/04/2025	829
New Zealand Dollar	SELL	88,474	1.75	02/04/2025	844
New Zealand Dollar	SELL	88,500	1.75	02/04/2025	871
New Zealand Dollar	SELL	121,808	1.77	02/04/2025	258
New Zealand Dollar	SELL	417,177	1.75	02/05/2025	4,470
New Zealand Dollar	SELL	2,500	1.76	02/28/2025	12
New Zealand Dollar	SELL	5,095	1.77	03/04/2025	6
New Zealand Dollar	SELL	113,851	1.76	03/04/2025	747
New Zealand Dollar	SELL	202,263	1.76	03/04/2025	1,503
Norwegian Krone	BUY	1,252,016	11.33	02/04/2025	3,247
Norwegian Krone	BUY	209,590	11.40	02/04/2025	1,832
Norwegian Krone	BUY	201,170	11.33	02/04/2025	522
Norwegian Krone	BUY	174,196	11.31	02/04/2025	72
Norwegian Krone	BUY	124,000	11.37	02/04/2025	731
Norwegian Krone	BUY	88,363	11.43	02/04/2025	983
Norwegian Krone	BUY	1,230,839	11.31	03/04/2025	496
Norwegian Krone	BUY	152,702	11.33	03/04/2025	330
Norwegian Krone	BUY	144,746	11.33	03/04/2025	326
Norwegian Krone	BUY	87,572	11.31	03/04/2025	2
Norwegian Krone	SELL	122,136	11.22	02/04/2025	945
Norwegian Krone	SELL	1,422	11.26	02/28/2025	6
Norwegian Krone	SELL	8,885	11.26	02/28/2025	39
Norwegian Krone	SELL	36,224	11.29	03/04/2025	45
Norwegian Krone	SELL	121,342	11.29	03/04/2025	155
Norwegian Krone	SELL	158,864	11.27	03/04/2025	524
Peruvian Nuevo Sol	BUY	215,722	3.73	02/04/2025	652
Peruvian Nuevo Sol	BUY	146,439	3.75	02/04/2025	1,126
Peruvian Nuevo Sol	BUY	97,489	3.72	02/04/2025	81
Peruvian Nuevo Sol	BUY	97,424	3.73	02/04/2025	147
Peruvian Nuevo Sol	BUY	97,410	3.73	02/04/2025	160
Peruvian Nuevo Sol	BUY	62,917	3.75	02/04/2025	517
Peruvian Nuevo Sol	BUY	32,507	3.72	02/04/2025	17
Peruvian Nuevo Sol	BUY	308,337	3.75	03/04/2025	1,905
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Peruvian Nuevo Sol	BUY	$66,733	3.75	03/04/2025	$419
Philippine Peso	BUY	684	58.45	02/04/2025	1
Polish Zloty	BUY	590,340	4.15	02/04/2025	13,904
Polish Zloty	BUY	224,738	4.12	02/04/2025	3,395
Polish Zloty	BUY	200,850	4.08	02/04/2025	1,387
Polish Zloty	BUY	120,707	4.06	02/04/2025	141
Polish Zloty	BUY	105,994	4.06	02/04/2025	58
Polish Zloty	BUY	98,433	4.17	02/04/2025	2,685
Polish Zloty	SELL	46,903	4.05	02/04/2025	43
Polish Zloty	SELL	89,585	4.02	02/04/2025	798
Polish Zloty	SELL	89,863	4.01	02/04/2025	1,076
Polish Zloty	SELL	179,745	4.03	02/04/2025	938
Polish Zloty	SELL	801,579	4.04	03/04/2025	3,301
Polish Zloty	SELL	1,373,308	4.04	03/04/2025	7,120
Singapore Dollar	BUY	282,494	1.36	02/04/2025	1,576
Singapore Dollar	BUY	281,247	1.37	02/04/2025	2,823
Singapore Dollar	BUY	212,039	1.37	02/04/2025	1,935
Singapore Dollar	BUY	139,111	1.37	02/04/2025	1,080
Singapore Dollar	SELL	177,322	1.35	02/04/2025	240
Singapore Dollar	SELL	203,757	1.35	02/04/2025	849
Singapore Dollar	SELL	204,081	1.35	02/04/2025	1,174
Singapore Dollar	SELL	280,550	1.35	02/04/2025	170
Singapore Dollar	SELL	321,831	1.35	02/04/2025	869
Singapore Dollar	SELL	70,455	1.35	03/04/2025	276
Singapore Dollar	SELL	96,344	1.35	03/04/2025	310
Singapore Dollar	SELL	103,812	1.35	03/04/2025	391
Singapore Dollar	SELL	200,930	1.34	03/04/2025	1,475
Singapore Dollar	SELL	207,482	1.35	03/04/2025	640
Singapore Dollar	SELL	470,212	1.35	03/04/2025	1,123
Singapore Dollar	SELL	1,303,263	1.35	03/04/2025	3,114
South African Rand	BUY	813,881	19.18	02/04/2025	22,219
South African Rand	BUY	91,594	18.78	03/04/2025	310
South African Rand	SELL	15,681	18.49	02/04/2025	148
South African Rand	SELL	403,466	18.66	02/04/2025	145
South African Rand	SELL	404,115	18.63	02/04/2025	794
South African Rand	SELL	699,142	18.49	02/04/2025	6,587
South African Rand	SELL	1,350	18.52	02/28/2025	14
South African Rand	SELL	7,451	18.52	02/28/2025	75
South African Rand	SELL	15,658	18.52	02/28/2025	158
South African Rand	SELL	797,596	18.61	03/04/2025	4,659
South African Rand	SELL	4,804,337	18.54	03/04/2025	45,107
South Korean Won	SELL	97,576	1,448.00	02/04/2025	336
South Korean Won	SELL	1,248,083	1,452.77	02/04/2025	189
South Korean Won	SELL	69,315	1,433.75	02/28/2025	841
South Korean Won	SELL	201,430	1,440.80	03/04/2025	1,437
South Korean Won	SELL	225,341	1,445.50	03/04/2025	877
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
South Korean Won	SELL	$309,497	1,429.06	03/04/2025	$4,711
South Korean Won	SELL	1,329,363	1,429.06	03/04/2025	20,236
Swedish Krona	BUY	774,437	11.08	02/04/2025	1,377
Swedish Krona	BUY	146,341	11.14	02/04/2025	1,045
Swedish Krona	BUY	121,165	11.14	02/04/2025	904
Swedish Krona	BUY	113,397	11.29	02/04/2025	2,343
Swedish Krona	BUY	93,260	11.15	02/04/2025	778
Swedish Krona	BUY	90,693	11.14	02/04/2025	633
Swedish Krona	BUY	89,869	11.24	02/04/2025	1,457
Swedish Krona	SELL	49,087	10.98	02/04/2025	350
Swedish Krona	SELL	89,732	11.03	02/04/2025	215
Swedish Krona	SELL	91,169	10.98	02/04/2025	657
Swedish Krona	SELL	91,586	10.92	02/04/2025	1,165
Swedish Krona	SELL	123,159	10.96	02/04/2025	1,091
Swedish Krona	SELL	203,808	11.04	02/04/2025	360
Swedish Krona	SELL	320,437	10.99	02/04/2025	2,154
Swedish Krona	SELL	2,647	10.95	02/28/2025	21
Swedish Krona	SELL	9,859	10.95	02/28/2025	80
Swedish Krona	SELL	14,424	10.95	02/28/2025	117
Swedish Krona	SELL	25,450	11.00	02/28/2025	95
Swedish Krona	SELL	90,376	10.95	02/28/2025	730
Swedish Krona	SELL	656,370	10.95	02/28/2025	5,302
Swedish Krona	SELL	105,413	10.91	03/04/2025	1,253
Swedish Krona	SELL	118,550	10.92	03/04/2025	1,347
Swedish Krona	SELL	129,260	10.91	03/04/2025	1,551
Swedish Krona	SELL	159,796	10.95	03/04/2025	1,292
Swedish Krona	SELL	201,663	11.01	03/04/2025	589
Swedish Krona	SELL	202,031	10.99	03/04/2025	957
Swedish Krona	SELL	202,112	10.98	03/04/2025	1,038
Swedish Krona	SELL	246,998	10.92	03/04/2025	2,630
Swedish Krona	SELL	251,143	10.99	03/04/2025	1,159
Swedish Krona	SELL	622,838	10.91	03/04/2025	7,117
Swedish Krona	SELL	2,581,510	10.97	03/04/2025	17,366
Swiss Franc	BUY	247,260	1.10	02/04/2025	524
Swiss Franc	BUY	203,725	1.10	02/04/2025	8
Swiss Franc	BUY	203,479	1.10	02/04/2025	255
Swiss Franc	BUY	164,366	1.10	02/04/2025	823
Swiss Franc	BUY	120,980	1.10	02/04/2025	159
Swiss Franc	BUY	91,590	1.09	02/04/2025	916
Swiss Franc	BUY	82,476	1.10	02/04/2025	118
Swiss Franc	BUY	82,295	1.10	02/04/2025	299
Swiss Franc	BUY	82,058	1.09	02/04/2025	537
Swiss Franc	BUY	2,031,356	1.10	03/04/2025	1,337
Swiss Franc	BUY	584,015	1.10	03/04/2025	385
Swiss Franc	SELL	121,602	1.11	02/04/2025	464
Swiss Franc	SELL	204,807	1.11	02/04/2025	1,074
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Appreciation
Swiss Franc	SELL	$281,556	1.10	02/04/2025	$734
Swiss Franc	SELL	6,090	1.11	02/28/2025	16
Swiss Franc	SELL	27,861	1.11	02/28/2025	255
Swiss Franc	SELL	45,395	1.11	02/28/2025	121
Swiss Franc	SELL	77,503	1.11	02/28/2025	207
Swiss Franc	SELL	228,461	1.11	02/28/2025	2,094
Swiss Franc	SELL	89,258	1.12	03/04/2025	880
Swiss Franc	SELL	89,468	1.12	03/04/2025	1,090
Swiss Franc	SELL	160,884	1.11	03/04/2025	699
Swiss Franc	SELL	199,729	1.11	03/04/2025	879
Swiss Franc	SELL	11,087	1.11	03/19/2025	21
Swiss Franc	SELL	94,316	1.11	03/19/2025	254
Thai Baht	BUY	423,947	33.83	02/04/2025	1,888
Thai Baht	BUY	394,175	34.68	02/04/2025	11,764
Thai Baht	BUY	255,745	33.94	02/04/2025	2,013
Thai Baht	BUY	99,074	34.02	02/04/2025	1,000
Thai Baht	BUY	548,811	33.86	03/04/2025	3,853
Thai Baht	BUY	101,509	33.79	03/04/2025	516
Turkish Lira	BUY	805,467	36.27	02/04/2025	8,661
Turkish Lira	BUY	396,815	36.81	03/04/2025	377
Total Unrealized Appreciation on Forward Currency Contracts					$1,115,647

Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Australian Dollar	BUY	$1,159,238	1.60	02/04/2025	$(5,300)
Australian Dollar	BUY	206,044	1.60	02/04/2025	(206)
Australian Dollar	BUY	164,074	1.58	02/04/2025	(1,899)
Australian Dollar	BUY	135,214	1.59	02/04/2025	(1,108)
Australian Dollar	BUY	123,225	1.58	02/04/2025	(1,594)
Australian Dollar	BUY	123,182	1.58	02/04/2025	(1,551)
Australian Dollar	BUY	90,611	1.60	02/04/2025	(167)
Australian Dollar	BUY	87,627	1.60	02/04/2025	(302)
Australian Dollar	BUY	66,601	1.59	02/04/2025	(483)
Australian Dollar	BUY	37,639	1.59	02/04/2025	(214)
Australian Dollar	BUY	6,260	1.60	03/19/2025	(22)
Australian Dollar	SELL	160,750	1.62	02/04/2025	(1,425)
Australian Dollar	SELL	203,184	1.62	02/04/2025	(2,654)
Australian Dollar	SELL	112,257	1.60	03/04/2025	(29)
Australian Dollar	SELL	202,504	1.60	03/04/2025	(234)
Australian Dollar	SELL	6,151	1.63	03/19/2025	(87)
Brazilian Real	SELL	32,415	6.17	02/04/2025	(1,823)
Brazilian Real	SELL	82,459	6.06	02/04/2025	(3,135)
Brazilian Real	SELL	99,235	5.95	02/04/2025	(1,767)
Brazilian Real	SELL	106,952	5.89	02/04/2025	(897)
Brazilian Real	SELL	130,692	6.08	02/04/2025	(5,403)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Brazilian Real	SELL	$163,948	5.92	02/04/2025	$(2,105)
Brazilian Real	SELL	433,225	6.14	02/04/2025	(22,138)
Brazilian Real	SELL	453,839	5.92	02/04/2025	(5,804)
Brazilian Real	SELL	1,054,678	5.92	02/04/2025	(13,541)
Brazilian Real	SELL	1,627,927	5.89	02/04/2025	(14,631)
Brazilian Real	SELL	1,729,323	5.92	02/04/2025	(22,795)
Brazilian Real	SELL	33,654	5.94	02/28/2025	(360)
Brazilian Real	SELL	451,800	5.94	02/28/2025	(4,827)
Brazilian Real	SELL	81,099	5.92	03/06/2025	(404)
Brazilian Real	SELL	81,230	5.91	03/06/2025	(273)
Brazilian Real	SELL	94,138	5.90	03/06/2025	(100)
Brazilian Real	SELL	1,589,581	5.99	03/06/2025	(26,890)
Brazilian Real	SELL	8,905	6.18	03/19/2025	(423)
Brazilian Real	SELL	119,666	6.14	03/19/2025	(4,992)
Canadian Dollar	BUY	312,745	1.44	02/04/2025	(2,013)
Canadian Dollar	BUY	274,908	1.44	02/04/2025	(2,154)
Canadian Dollar	BUY	246,827	1.44	02/04/2025	(1,694)
Canadian Dollar	BUY	243,468	1.44	02/04/2025	(1,788)
Canadian Dollar	BUY	202,308	1.43	02/04/2025	(2,058)
Canadian Dollar	BUY	202,264	1.43	02/04/2025	(2,015)
Canadian Dollar	BUY	194,822	1.44	02/04/2025	(1,477)
Canadian Dollar	BUY	185,767	1.43	02/04/2025	(2,781)
Canadian Dollar	BUY	142,719	1.44	02/04/2025	(1,163)
Canadian Dollar	BUY	132,333	1.44	02/04/2025	(1,135)
Canadian Dollar	BUY	121,581	1.44	02/04/2025	(741)
Canadian Dollar	BUY	107,440	1.44	02/04/2025	(410)
Canadian Dollar	BUY	100,735	1.44	02/04/2025	(611)
Canadian Dollar	BUY	97,096	1.44	02/04/2025	(423)
Canadian Dollar	BUY	93,565	1.44	02/04/2025	(346)
Canadian Dollar	BUY	90,680	1.43	02/04/2025	(913)
Canadian Dollar	BUY	90,214	1.44	02/04/2025	(446)
Canadian Dollar	BUY	87,210	1.43	02/04/2025	(896)
Canadian Dollar	BUY	270,952	1.44	03/04/2025	(1,339)
Canadian Dollar	BUY	201,240	1.44	03/04/2025	(758)
Canadian Dollar	BUY	156,097	1.44	03/04/2025	(551)
Canadian Dollar	BUY	128,973	1.43	03/04/2025	(1,080)
Canadian Dollar	BUY	121,868	1.44	03/04/2025	(888)
Canadian Dollar	BUY	115,070	1.43	03/04/2025	(1,003)
Canadian Dollar	BUY	87,193	1.43	03/04/2025	(778)
Canadian Dollar	BUY	72,958	1.44	03/04/2025	(370)
Canadian Dollar	BUY	3,485	1.43	03/19/2025	(26)
Chilean Peso	SELL	101,843	1,009.40	02/04/2025	(2,861)
Chilean Peso	SELL	147,047	991.00	02/04/2025	(1,376)
Chilean Peso	SELL	175,876	1,009.80	02/04/2025	(5,013)
Chinese Yuan Renminbi	BUY	2,174,255	7.25	02/05/2025	(11,826)
Chinese Yuan Renminbi	BUY	740,058	7.25	02/05/2025	(4,025)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Chinese Yuan Renminbi	BUY	$253,641	7.29	02/05/2025	$(206)
Chinese Yuan Renminbi	BUY	148,873	7.27	02/05/2025	(487)
Chinese Yuan Renminbi	BUY	186,983	7.26	03/04/2025	(537)
Chinese Yuan Renminbi	BUY	167,878	7.24	03/04/2025	(1,065)
Chinese Yuan Renminbi	SELL	97,277	7.34	02/05/2025	(642)
Chinese Yuan Renminbi	SELL	205,832	7.34	02/05/2025	(1,250)
Chinese Yuan Renminbi	SELL	408,957	7.35	02/05/2025	(3,149)
Chinese Yuan Renminbi	SELL	2,274,621	7.34	02/05/2025	(14,526)
Colombian Peso	BUY	90,952	4,199.92	03/04/2025	(101)
Colombian Peso	SELL	633,520	4,227.61	02/04/2025	(5,896)
Colombian Peso	SELL	636,952	4,204.86	02/04/2025	(2,463)
Czech Koruna	BUY	648,709	24.09	02/04/2025	(3,646)
Czech Koruna	BUY	169,107	24.13	02/04/2025	(722)
Czech Koruna	BUY	163,820	23.87	02/04/2025	(2,451)
Czech Koruna	BUY	19,545	24.05	02/28/2025	(141)
Czech Koruna	BUY	162,777	24.08	03/04/2025	(922)
Czech Koruna	SELL	83,907	24.55	02/04/2025	(1,110)
Czech Koruna	SELL	152,916	24.46	02/04/2025	(1,437)
Czech Koruna	SELL	405,666	24.23	02/04/2025	(26)
Danish Krone	BUY	40,693	7.13	02/28/2025	(239)
Euro	BUY	408,972	0.95	02/04/2025	(3,548)
Euro	BUY	365,461	0.96	02/04/2025	(579)
Euro	BUY	322,984	0.96	02/04/2025	(1,763)
Euro	BUY	236,352	0.96	02/04/2025	(375)
Euro	BUY	161,497	0.96	02/04/2025	(366)
Euro	BUY	129,064	0.96	02/04/2025	(159)
Euro	BUY	88,790	0.96	02/04/2025	(428)
Euro	BUY	61,431	0.96	02/04/2025	(97)
Euro	BUY	48,936	0.96	02/04/2025	(78)
Euro	BUY	406,207	0.96	02/28/2025	(1,384)
Euro	BUY	347,054	0.95	02/28/2025	(3,630)
Euro	BUY	323,917	0.95	02/28/2025	(3,388)
Euro	BUY	293,958	0.96	02/28/2025	(487)
Euro	BUY	240,955	0.96	02/28/2025	(559)
Euro	BUY	222,281	0.96	02/28/2025	(617)
Euro	BUY	189,143	0.96	02/28/2025	(780)
Euro	BUY	174,691	0.95	02/28/2025	(1,939)
Euro	BUY	162,063	0.95	02/28/2025	(1,799)
Euro	BUY	156,579	0.96	02/28/2025	(477)
Euro	BUY	118,084	0.96	02/28/2025	(487)
Euro	BUY	114,752	0.96	02/28/2025	(277)
Euro	BUY	111,774	0.96	02/28/2025	(421)
Euro	BUY	111,679	0.96	02/28/2025	(327)
Euro	BUY	103,256	0.96	02/28/2025	(228)
Euro	BUY	39,681	0.96	02/28/2025	(135)
Euro	BUY	12,613	0.95	02/28/2025	(125)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Euro	BUY	$805,594	0.95	03/04/2025	$(5,167)
Euro	BUY	805,250	0.95	03/04/2025	(4,824)
Euro	BUY	801,825	0.96	03/04/2025	(2,439)
Euro	BUY	652,621	0.96	03/04/2025	(1,038)
Euro	BUY	282,371	0.95	03/04/2025	(2,378)
Euro	BUY	239,746	0.95	03/04/2025	(2,428)
Euro	BUY	199,273	0.96	03/04/2025	(468)
Euro	BUY	164,504	0.96	03/04/2025	(47)
Euro	BUY	153,144	0.96	03/04/2025	(136)
Euro	BUY	106,174	0.95	03/04/2025	(1,046)
Euro	BUY	101,171	0.96	03/04/2025	(207)
Euro	BUY	96,943	0.96	03/04/2025	(142)
Euro	BUY	88,778	0.96	03/04/2025	(304)
Euro	BUY	88,527	0.96	03/04/2025	(53)
Euro	BUY	77,740	0.95	03/04/2025	(716)
Euro	BUY	74,019	0.96	03/04/2025	(118)
Euro	BUY	58,381	0.96	03/04/2025	(93)
Euro	BUY	47,956	0.96	03/04/2025	(76)
Euro	BUY	47,274	0.95	03/04/2025	(435)
Euro	BUY	46,914	0.96	03/04/2025	(75)
Euro	BUY	45,173	0.95	03/04/2025	(416)
Euro	BUY	36,505	0.96	03/04/2025	(75)
Euro	BUY	31,319	0.96	03/04/2025	(93)
Euro	BUY	115,751	0.95	03/19/2025	(1,169)
Euro	BUY	10,426	0.96	03/19/2025	(10)
Euro	SELL	51,152	0.98	02/04/2025	(826)
Euro	SELL	53,566	0.97	02/04/2025	(491)
Euro	SELL	60,777	0.97	02/04/2025	(557)
Euro	SELL	65,927	0.97	02/04/2025	(604)
Euro	SELL	88,698	0.97	02/04/2025	(704)
Euro	SELL	117,649	0.98	02/04/2025	(1,900)
Euro	SELL	123,028	0.98	02/04/2025	(1,718)
Euro	SELL	123,590	0.97	02/04/2025	(1,156)
Euro	SELL	132,853	0.97	02/04/2025	(1,249)
Euro	SELL	144,689	0.97	02/04/2025	(1,888)
Euro	SELL	165,720	0.97	02/04/2025	(1,648)
Euro	SELL	182,474	0.97	02/04/2025	(1,526)
Euro	SELL	201,598	0.97	02/04/2025	(2,154)
Euro	SELL	206,218	0.97	02/04/2025	(2,731)
Euro	SELL	242,905	0.97	02/04/2025	(2,428)
Euro	SELL	821,876	0.96	02/04/2025	(1,447)
Euro	SELL	2,013,523	0.97	02/04/2025	(16,718)
Euro	SELL	200,830	0.96	03/04/2025	(57)
Euro	SELL	17,383	0.98	03/19/2025	(325)
Euro	SELL	56,078	0.96	03/19/2025	(172)
Euro	SELL	243,442	0.96	03/19/2025	(305)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Great Britain Pound	BUY	$1,180,243	0.80	02/04/2025	$(1,063)
Great Britain Pound	BUY	967,575	0.80	02/04/2025	(871)
Great Britain Pound	BUY	413,520	0.80	02/04/2025	(372)
Great Britain Pound	BUY	232,566	0.80	02/04/2025	(209)
Great Britain Pound	BUY	29,848	0.80	02/04/2025	(27)
Great Britain Pound	BUY	33,616	0.80	02/28/2025	(69)
Great Britain Pound	BUY	405,362	0.80	03/04/2025	(324)
Great Britain Pound	BUY	404,791	0.80	03/04/2025	(996)
Great Britain Pound	BUY	202,227	0.80	03/04/2025	(951)
Great Britain Pound	BUY	201,695	0.80	03/04/2025	(419)
Great Britain Pound	BUY	182,502	0.80	03/04/2025	(1,105)
Great Britain Pound	BUY	121,320	0.80	03/04/2025	(803)
Great Britain Pound	BUY	109,757	0.80	03/04/2025	(422)
Great Britain Pound	BUY	105,088	0.80	03/04/2025	(723)
Great Britain Pound	BUY	48,542	0.80	03/04/2025	(87)
Great Britain Pound	BUY	32,332	0.80	03/04/2025	(29)
Great Britain Pound	BUY	27,607	0.80	03/04/2025	(25)
Great Britain Pound	BUY	93,629	0.80	03/19/2025	(450)
Great Britain Pound	SELL	28,683	0.82	02/04/2025	(517)
Great Britain Pound	SELL	29,294	0.82	02/04/2025	(527)
Great Britain Pound	SELL	50,203	0.82	02/04/2025	(742)
Great Britain Pound	SELL	55,303	0.81	02/04/2025	(612)
Great Britain Pound	SELL	57,909	0.81	02/04/2025	(490)
Great Britain Pound	SELL	70,953	0.82	02/04/2025	(1,115)
Great Britain Pound	SELL	88,484	0.81	02/04/2025	(979)
Great Britain Pound	SELL	88,977	0.81	02/04/2025	(487)
Great Britain Pound	SELL	89,310	0.81	02/04/2025	(154)
Great Britain Pound	SELL	89,894	0.82	02/04/2025	(2,055)
Great Britain Pound	SELL	90,091	0.81	02/04/2025	(615)
Great Britain Pound	SELL	102,634	0.82	02/04/2025	(1,740)
Great Britain Pound	SELL	119,725	0.81	02/04/2025	(803)
Great Britain Pound	SELL	131,920	0.82	02/04/2025	(2,276)
Great Britain Pound	SELL	140,476	0.82	02/04/2025	(2,417)
Great Britain Pound	SELL	146,223	0.81	02/04/2025	(1,641)
Great Britain Pound	SELL	161,321	0.82	02/04/2025	(2,695)
Great Britain Pound	SELL	168,920	0.81	02/04/2025	(1,310)
Great Britain Pound	SELL	199,779	0.81	02/04/2025	(1,514)
Great Britain Pound	SELL	200,183	0.81	02/04/2025	(1,110)
Great Britain Pound	SELL	202,788	0.81	02/04/2025	(2,233)
Great Britain Pound	SELL	211,173	0.81	02/04/2025	(2,546)
Great Britain Pound	SELL	244,203	0.81	02/04/2025	(3,064)
Great Britain Pound	SELL	244,341	0.81	02/04/2025	(2,926)
Great Britain Pound	SELL	263,647	0.82	02/04/2025	(4,744)
Great Britain Pound	SELL	264,848	0.82	02/04/2025	(4,785)
Great Britain Pound	SELL	279,937	0.81	02/04/2025	(2,122)
Great Britain Pound	SELL	282,759	0.82	02/04/2025	(5,512)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Great Britain Pound	SELL	$400,791	0.81	02/04/2025	$(3,038)
Great Britain Pound	SELL	408,243	0.81	02/04/2025	(556)
Great Britain Pound	SELL	552,011	0.82	02/04/2025	(8,379)
Great Britain Pound	SELL	4,940	0.81	02/28/2025	(30)
Great Britain Pound	SELL	15,068	0.81	02/28/2025	(90)
Great Britain Pound	SELL	118,553	0.81	02/28/2025	(723)
Great Britain Pound	SELL	145,721	0.81	02/28/2025	(889)
Great Britain Pound	SELL	7,288	0.82	03/19/2025	(166)
Great Britain Pound	SELL	19,444	0.82	03/19/2025	(434)
Hong Kong Dollar	BUY	29,536	7.79	02/03/2025	(17)
Hong Kong Dollar	BUY	18,621	7.79	02/03/2025	(11)
Hong Kong Dollar	BUY	4,174	7.79	02/03/2025	(2)
Hong Kong Dollar	BUY	5,138	7.78	02/28/2025	(1)
Hong Kong Dollar	BUY	59,780	7.78	03/19/2025	(37)
Hungarian Forint	BUY	2,105,950	390.75	02/04/2025	(7,366)
Hungarian Forint	BUY	985,541	390.75	02/04/2025	(3,447)
Hungarian Forint	BUY	120,330	391.42	03/04/2025	(394)
Hungarian Forint	SELL	102,767	396.04	02/04/2025	(1,027)
Hungarian Forint	SELL	1,877,691	401.50	02/04/2025	(44,927)
Hungarian Forint	SELL	2,067,671	397.98	02/04/2025	(30,913)
Indian Rupee	BUY	168,281	85.99	02/04/2025	(1,223)
Indian Rupee	BUY	101,310	86.27	02/04/2025	(405)
Indian Rupee	BUY	292,531	86.76	03/04/2025	(121)
Indian Rupee	BUY	268,514	86.44	03/04/2025	(1,105)
Indian Rupee	BUY	96,907	86.58	03/04/2025	(244)
Indonesian Rupiah	BUY	120,979	16,152.48	02/04/2025	(1,102)
Israeli Shekel	BUY	201,778	3.54	02/04/2025	(1,694)
Israeli Shekel	BUY	95,209	3.57	02/04/2025	(64)
Israeli Shekel	SELL	89,270	3.58	02/04/2025	(278)
Israeli Shekel	SELL	299,443	3.59	02/04/2025	(1,383)
Israeli Shekel	SELL	934,540	3.59	02/04/2025	(4,315)
Israeli Shekel	SELL	118,543	3.59	03/04/2025	(438)
Israeli Shekel	SELL	279,264	3.62	03/04/2025	(3,491)
Japanese Yen	BUY	996,696	154.11	02/04/2025	(4,768)
Japanese Yen	BUY	69,237	154.54	02/04/2025	(138)
Japanese Yen	BUY	692,637	153.62	03/04/2025	(3,314)
Japanese Yen	BUY	237,543	153.66	03/04/2025	(1,074)
Japanese Yen	BUY	204,322	154.17	03/04/2025	(246)
Japanese Yen	BUY	130,996	153.44	03/04/2025	(776)
Japanese Yen	BUY	104,799	153.63	03/04/2025	(493)
Japanese Yen	BUY	99,644	153.55	03/04/2025	(522)
Japanese Yen	SELL	67,936	157.50	02/04/2025	(1,163)
Japanese Yen	SELL	81,991	157.33	02/04/2025	(1,315)
Japanese Yen	SELL	89,693	154.97	02/04/2025	(71)
Japanese Yen	SELL	90,046	155.48	02/04/2025	(364)
Japanese Yen	SELL	90,430	157.03	02/04/2025	(1,272)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Japanese Yen	SELL	$90,513	155.78	02/04/2025	$(543)
Japanese Yen	SELL	91,998	155.44	02/04/2025	(350)
Japanese Yen	SELL	94,205	154.98	02/04/2025	(79)
Japanese Yen	SELL	96,782	156.02	02/04/2025	(732)
Japanese Yen	SELL	98,517	157.33	02/04/2025	(1,580)
Japanese Yen	SELL	104,864	157.35	02/04/2025	(1,690)
Japanese Yen	SELL	106,700	157.45	02/04/2025	(1,792)
Japanese Yen	SELL	107,007	157.00	02/04/2025	(1,485)
Japanese Yen	SELL	112,707	155.27	02/04/2025	(306)
Japanese Yen	SELL	114,868	156.70	02/04/2025	(1,373)
Japanese Yen	SELL	120,709	155.75	02/04/2025	(698)
Japanese Yen	SELL	160,753	155.52	02/04/2025	(693)
Japanese Yen	SELL	160,757	155.51	02/04/2025	(690)
Japanese Yen	SELL	161,027	155.87	02/04/2025	(1,066)
Japanese Yen	SELL	161,263	155.65	02/04/2025	(829)
Japanese Yen	SELL	245,534	155.58	02/04/2025	(1,157)
Japanese Yen	SELL	1,434,418	157.35	02/04/2025	(23,122)
Japanese Yen	SELL	15,448	155.36	02/28/2025	(94)
Japanese Yen	SELL	51,492	155.36	02/28/2025	(313)
Japanese Yen	SELL	135,810	155.36	02/28/2025	(826)
Japanese Yen	SELL	87,934	154.66	03/04/2025	(175)
Japanese Yen	SELL	89,143	154.81	03/04/2025	(262)
Japanese Yen	SELL	113,056	154.79	03/04/2025	(320)
Japanese Yen	SELL	121,477	154.76	03/04/2025	(321)
Japanese Yen	SELL	122,533	155.06	03/04/2025	(560)
Japanese Yen	SELL	154,375	154.82	03/04/2025	(464)
Japanese Yen	SELL	244,571	154.56	03/04/2025	(320)
Japanese Yen	SELL	12,150	156.38	03/19/2025	(180)
Japanese Yen	SELL	138,519	156.66	03/19/2025	(2,307)
Mexican Peso	BUY	3,218,314	20.43	02/04/2025	(32,537)
Mexican Peso	BUY	823,539	20.47	02/04/2025	(6,748)
Mexican Peso	BUY	400,291	20.41	02/04/2025	(4,491)
Mexican Peso	BUY	287,727	20.23	02/04/2025	(5,774)
Mexican Peso	BUY	254,527	20.46	02/04/2025	(2,223)
Mexican Peso	BUY	230,322	20.21	02/04/2025	(4,830)
Mexican Peso	BUY	201,353	20.41	02/04/2025	(2,242)
Mexican Peso	BUY	109,212	20.44	02/04/2025	(1,082)
Mexican Peso	BUY	34,604	20.21	02/04/2025	(719)
Mexican Peso	BUY	23,071	20.20	02/04/2025	(496)
Mexican Peso	BUY	1,644,307	20.50	03/04/2025	(18,209)
Mexican Peso	BUY	111,702	20.50	03/04/2025	(1,237)
Mexican Peso	SELL	108,218	20.77	02/04/2025	(688)
Mexican Peso	SELL	162,233	20.78	02/04/2025	(1,125)
Mexican Peso	SELL	223,572	20.89	02/04/2025	(2,668)
Mexican Peso	SELL	16,695	20.79	03/04/2025	(44)
Mexican Peso	SELL	38,980	20.75	03/04/2025	(44)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Mexican Peso	SELL	$55,671	20.77	03/04/2025	$(92)
Mexican Peso	SELL	55,753	20.73	03/04/2025	(9)
New Taiwan Dollar	BUY	407,639	32.73	02/04/2025	(37)
New Taiwan Dollar	BUY	402,750	32.73	02/04/2025	(37)
New Taiwan Dollar	BUY	73,696	32.70	02/27/2025	(305)
New Taiwan Dollar	BUY	96,596	32.61	03/04/2025	(647)
New Taiwan Dollar	BUY	71,810	32.80	03/04/2025	(77)
New Taiwan Dollar	SELL	73,563	32.76	02/03/2025	(74)
New Taiwan Dollar	SELL	106,787	33.15	02/04/2025	(1,377)
New Taiwan Dollar	SELL	292,653	32.94	02/04/2025	(1,896)
New Taiwan Dollar	SELL	56,825	33.00	02/27/2025	(274)
New Zealand Dollar	BUY	162,077	1.76	02/04/2025	(952)
New Zealand Dollar	BUY	161,704	1.76	02/04/2025	(579)
New Zealand Dollar	BUY	104,677	1.77	02/05/2025	(87)
New Zealand Dollar	BUY	417,301	1.75	03/04/2025	(4,472)
New Zealand Dollar	BUY	200,896	1.77	03/04/2025	(137)
New Zealand Dollar	BUY	82,085	1.77	03/19/2025	(63)
New Zealand Dollar	SELL	81,334	1.78	02/04/2025	(641)
New Zealand Dollar	SELL	122,178	1.80	02/04/2025	(2,199)
New Zealand Dollar	SELL	122,399	1.80	02/04/2025	(1,978)
New Zealand Dollar	SELL	161,052	1.80	02/04/2025	(2,900)
New Zealand Dollar	SELL	121,400	1.77	03/04/2025	(187)
New Zealand Dollar	SELL	5,554	1.80	03/19/2025	(102)
New Zealand Dollar	SELL	76,292	1.77	03/19/2025	(73)
Norwegian Krone	BUY	201,758	11.25	02/04/2025	(952)
Norwegian Krone	BUY	8,873	11.27	02/28/2025	(27)
Norwegian Krone	BUY	471,977	11.23	03/04/2025	(3,149)
Norwegian Krone	BUY	188,793	11.23	03/04/2025	(1,262)
Norwegian Krone	BUY	160,160	11.30	03/04/2025	(51)
Norwegian Krone	BUY	103,652	11.29	03/04/2025	(156)
Norwegian Krone	BUY	103,611	11.29	03/04/2025	(115)
Norwegian Krone	BUY	96,441	11.30	03/04/2025	(22)
Norwegian Krone	SELL	49,822	11.36	02/04/2025	(247)
Norwegian Krone	SELL	71,652	11.36	02/04/2025	(355)
Norwegian Krone	SELL	98,597	11.36	02/04/2025	(479)
Norwegian Krone	SELL	120,437	11.38	02/04/2025	(755)
Norwegian Krone	SELL	147,845	11.36	02/04/2025	(770)
Norwegian Krone	SELL	203,431	11.45	02/04/2025	(2,684)
Norwegian Krone	SELL	205,480	11.44	02/04/2025	(2,404)
Norwegian Krone	SELL	1,230,870	11.31	02/04/2025	(509)
Norwegian Krone	SELL	164,554	11.31	03/04/2025	(66)
Norwegian Krone	SELL	174,192	11.31	03/04/2025	(70)
Norwegian Krone	SELL	201,354	11.32	03/04/2025	(330)
Peruvian Nuevo Sol	SELL	72,552	3.79	02/04/2025	(1,365)
Peruvian Nuevo Sol	SELL	308,576	3.74	02/04/2025	(1,874)
Peruvian Nuevo Sol	SELL	362,972	3.77	02/04/2025	(5,268)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Philippine Peso	BUY	$71,386	58.14	02/04/2025	$(295)
Philippine Peso	SELL	71,277	58.79	02/04/2025	(499)
Philippine Peso	SELL	684	58.50	03/04/2025	(1)
Polish Zloty	BUY	1,374,737	4.03	02/04/2025	(7,171)
Polish Zloty	BUY	163,939	4.03	02/04/2025	(1,162)
Polish Zloty	BUY	120,853	4.05	02/04/2025	(4)
Polish Zloty	BUY	65,454	4.05	02/04/2025	(97)
Polish Zloty	BUY	807,396	4.01	03/04/2025	(9,118)
Polish Zloty	BUY	383,667	4.01	03/04/2025	(4,238)
Polish Zloty	BUY	179,558	4.04	03/04/2025	(931)
Polish Zloty	BUY	153,833	4.03	03/04/2025	(1,076)
Polish Zloty	SELL	88,386	4.13	02/04/2025	(1,634)
Polish Zloty	SELL	88,739	4.06	02/04/2025	(48)
Polish Zloty	SELL	90,955	4.12	02/04/2025	(1,531)
Polish Zloty	SELL	113,282	4.06	02/04/2025	(168)
Polish Zloty	SELL	141,597	4.13	02/04/2025	(2,682)
Polish Zloty	SELL	146,699	4.09	02/04/2025	(1,279)
Polish Zloty	SELL	1,969,194	4.12	02/04/2025	(29,745)
Polish Zloty	SELL	2,833	4.06	02/28/2025	(0)
Singapore Dollar	BUY	1,301,756	1.35	02/04/2025	(3,150)
Singapore Dollar	BUY	469,668	1.35	02/04/2025	(1,137)
Singapore Dollar	BUY	204,579	1.34	02/04/2025	(1,672)
Singapore Dollar	BUY	203,199	1.35	02/04/2025	(292)
Singapore Dollar	BUY	199,396	1.35	02/04/2025	(178)
Singapore Dollar	BUY	107,703	1.35	02/04/2025	(715)
Singapore Dollar	BUY	89,010	1.35	03/04/2025	(364)
Singapore Dollar	SELL	80,437	1.37	02/04/2025	(726)
Singapore Dollar	SELL	91,247	1.37	02/04/2025	(984)
Singapore Dollar	SELL	98,615	1.37	02/04/2025	(994)
Singapore Dollar	SELL	120,983	1.36	02/04/2025	(761)
Singapore Dollar	SELL	121,024	1.36	02/04/2025	(721)
Singapore Dollar	SELL	123,890	1.37	02/04/2025	(1,543)
Singapore Dollar	SELL	143,766	1.36	02/04/2025	(114)
Singapore Dollar	SELL	205,519	1.36	02/04/2025	(1,077)
Singapore Dollar	SELL	244,989	1.37	02/04/2025	(2,189)
Singapore Dollar	SELL	296,658	1.37	02/04/2025	(2,169)
Singapore Dollar	SELL	675,050	1.36	02/04/2025	(3,767)
South African Rand	BUY	4,816,131	18.49	02/04/2025	(45,375)
South African Rand	BUY	223,512	18.57	02/04/2025	(1,230)
South African Rand	BUY	180,492	18.56	02/04/2025	(1,060)
South African Rand	BUY	167,521	18.62	02/04/2025	(408)
South African Rand	BUY	124,826	18.51	02/04/2025	(1,098)
South African Rand	BUY	68,979	18.56	02/04/2025	(420)
South African Rand	BUY	697,430	18.54	03/04/2025	(6,548)
South African Rand	BUY	169,896	18.54	03/04/2025	(1,583)
South African Rand	BUY	15,642	18.54	03/04/2025	(147)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
South African Rand	SELL	$52,115	19.00	02/04/2025	$(911)
South African Rand	SELL	399,071	18.94	02/04/2025	(5,857)
South African Rand	SELL	405,661	19.01	02/04/2025	(7,301)
South African Rand	SELL	803,770	18.82	02/04/2025	(6,621)
South African Rand	SELL	828,653	18.80	02/04/2025	(5,841)
South African Rand	SELL	2,329,851	18.73	02/04/2025	(7,589)
South African Rand	SELL	128,999	18.76	03/04/2025	(308)
South African Rand	SELL	401,549	18.78	03/04/2025	(1,332)
South African Rand	SELL	633,165	18.75	03/04/2025	(1,079)
South Korean Won	BUY	1,327,914	1,430.62	02/04/2025	(20,453)
South Korean Won	BUY	309,160	1,430.62	02/04/2025	(4,762)
South Korean Won	BUY	138,535	1,433.51	02/04/2025	(1,859)
South Korean Won	BUY	66,823	1,452.79	02/04/2025	(9)
South Korean Won	SELL	206,511	1,457.56	02/04/2025	(647)
South Korean Won	SELL	261,544	1,461.39	02/04/2025	(1,512)
Swedish Krona	BUY	2,577,151	10.99	02/04/2025	(17,326)
Swedish Krona	BUY	245,067	10.94	02/04/2025	(2,738)
Swedish Krona	BUY	227,587	11.03	02/04/2025	(630)
Swedish Krona	BUY	121,784	11.00	02/04/2025	(619)
Swedish Krona	BUY	120,661	11.02	02/04/2025	(401)
Swedish Krona	BUY	81,600	10.91	02/04/2025	(1,125)
Swedish Krona	BUY	252,871	10.95	02/28/2025	(2,043)
Swedish Krona	BUY	75,544	10.99	02/28/2025	(386)
Swedish Krona	BUY	62,990	10.95	02/28/2025	(509)
Swedish Krona	BUY	320,979	10.97	03/04/2025	(2,159)
Swedish Krona	BUY	202,095	10.98	03/04/2025	(1,021)
Swedish Krona	BUY	200,669	11.01	03/04/2025	(501)
Swedish Krona	BUY	140,621	11.04	03/04/2025	(51)
Swedish Krona	BUY	135,126	10.95	03/04/2025	(1,076)
Swedish Krona	BUY	121,152	10.90	03/04/2025	(1,595)
Swedish Krona	BUY	112,737	11.00	03/04/2025	(425)
Swedish Krona	BUY	88,282	10.99	03/04/2025	(425)
Swedish Krona	BUY	87,840	10.93	03/04/2025	(889)
Swedish Krona	BUY	35,209	11.02	03/04/2025	(66)
Swedish Krona	SELL	90,556	11.15	02/04/2025	(769)
Swedish Krona	SELL	99,333	11.17	02/04/2025	(1,035)
Swedish Krona	SELL	103,710	11.19	02/04/2025	(1,179)
Swedish Krona	SELL	112,271	11.13	02/04/2025	(756)
Swedish Krona	SELL	120,050	11.08	02/04/2025	(210)
Swedish Krona	SELL	124,948	11.20	02/04/2025	(1,642)
Swedish Krona	SELL	204,684	11.14	02/04/2025	(1,476)
Swedish Krona	SELL	205,459	11.15	02/04/2025	(1,606)
Swedish Krona	SELL	206,107	11.21	02/04/2025	(2,766)
Swedish Krona	SELL	227,392	11.17	02/04/2025	(2,278)
Swedish Krona	SELL	2,313,383	11.08	02/04/2025	(4,114)
Swiss Franc	BUY	2,026,456	1.10	02/04/2025	(136)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Forward Currency Contracts (continued)
Currency		Total Contract Value	Contract Price	Delivery Date	Unrealized Depreciation
Swiss Franc	BUY	$353,449	1.10	02/04/2025	$(1,046)
Swiss Franc	BUY	198,902	1.11	02/04/2025	(675)
Swiss Franc	BUY	165,197	1.10	02/04/2025	(8)
Swiss Franc	BUY	121,541	1.10	02/04/2025	(402)
Swiss Franc	BUY	105,067	1.11	02/04/2025	(447)
Swiss Franc	BUY	104,732	1.10	02/04/2025	(112)
Swiss Franc	BUY	381,979	1.11	02/28/2025	(1,020)
Swiss Franc	BUY	143,934	1.11	02/28/2025	(384)
Swiss Franc	BUY	116,254	1.11	02/28/2025	(310)
Swiss Franc	BUY	2,025,365	1.11	03/04/2025	(3,719)
Swiss Franc	BUY	243,428	1.11	03/04/2025	(389)
Swiss Franc	BUY	206,312	1.12	03/04/2025	(1,938)
Swiss Franc	BUY	204,995	1.11	03/04/2025	(621)
Swiss Franc	BUY	160,567	1.11	03/04/2025	(382)
Swiss Franc	BUY	160,507	1.11	03/04/2025	(322)
Swiss Franc	BUY	122,541	1.11	03/04/2025	(1,022)
Swiss Franc	BUY	106,077	1.12	03/04/2025	(1,128)
Swiss Franc	BUY	100,457	1.12	03/19/2025	(862)
Swiss Franc	SELL	87,789	1.10	02/04/2025	(312)
Swiss Franc	SELL	120,220	1.09	02/04/2025	(919)
Swiss Franc	SELL	120,238	1.09	02/04/2025	(901)
Swiss Franc	SELL	121,032	1.10	02/04/2025	(107)
Swiss Franc	SELL	202,898	1.10	02/04/2025	(836)
Swiss Franc	SELL	240,616	1.09	02/04/2025	(1,661)
Swiss Franc	SELL	242,121	1.10	02/04/2025	(156)
Swiss Franc	SELL	582,183	1.10	02/04/2025	(384)
Swiss Franc	SELL	2,024,984	1.10	02/04/2025	(1,336)
Swiss Franc	SELL	27,581	1.10	02/28/2025	(25)
Swiss Franc	SELL	35,333	1.10	03/04/2025	(18)
Swiss Franc	SELL	141,116	1.10	03/04/2025	(288)
Swiss Franc	SELL	5,476	1.10	03/19/2025	(57)
Thai Baht	BUY	465,005	33.51	03/04/2025	(1,577)
Thai Baht	SELL	548,002	33.91	02/04/2025	(3,743)
Thai Baht	SELL	623,460	34.45	02/04/2025	(14,402)
Turkish Lira	SELL	406,908	35.90	02/04/2025	(170)
Total Unrealized Depreciation on Forward Currency Contracts					$(1,002,471)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Forward Sale Commitments ‡
	Face Amount				Proceeds	Value
		Foreign Government Obligations
AUD	1,439,000	Australia Government Bond REG S	2.75%	11/21/2029	$845,179	$852,309
EUR	1,418,000	Bundesrepublik Deutschland Bundesanleihe REG S	0.00%	08/15/2031	1,272,767	1,277,464
	6,158,000	Bundesrepublik Deutschland Bundesanleihe REG S	0.25%	08/15/2028	5,999,431	6,012,219
	5,767,500	Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond REG S «	0.00%	04/16/2027	5,731,072	5,735,622
CAD	934,000	Canadian Government Bond	2.75%	12/01/2048	584,809	594,001
EUR	463,000	European Union REG S	0.30%	11/04/2050	237,722	239,305
	4,698,000	European Union REG S	3.00%	12/04/2034	4,927,225	4,921,787
	7,217,000	European Union REG S	3.00%	03/04/2053	6,965,016	6,949,155
	1,930,000	French Republic Government Bond OAT REG S	0.50%	05/25/2040	1,288,064	1,300,760
	1,840,000	French Republic Government Bond OAT REG S	2.50%	05/25/2043	1,622,265	1,636,214
	1,449,000	French Republic Government Bond OAT REG S	2.75%	02/25/2030	1,500,959	1,499,273
	1,690,000	French Republic Government Bond OAT REG S	4.50%	04/25/2041	1,952,279	1,966,863
	212,000	Italy Buoni Poliennali Del Tesoro REG S	3.85%	07/01/2034	226,125	227,475
	3,070,000	Italy Buoni Poliennali Del Tesoro REG S	3.85%	02/01/2035	3,291,160	3,279,520
	961,000	Italy Buoni Poliennali Del Tesoro REG S	4.20%	03/01/2034	1,056,661	1,060,898
	1,163,000	Italy Buoni Poliennali Del Tesoro REG S	4.30%	10/01/2054	1,220,633	1,229,799
	2,430,000	Italy Buoni Poliennali Del Tesoro REG S	4.45%	09/01/2043	2,679,240	2,667,543
	2,374,000	Italy Buoni Poliennali Del Tesoro REG S	4.75%	09/01/2044	2,731,272	2,717,902
	1,638,000	Italy Buoni Poliennali Del Tesoro REG S	6.00%	05/01/2031	1,987,423	1,993,188
JPY	375,150,000	Japan Government Ten Year Bond	0.10%	03/20/2029	2,348,392	2,349,573
	275,350,000	Japan Government Ten Year Bond	0.50%	03/20/2033	1,701,545	1,701,413
EUR	5,241,500	Kingdom of Belgium Government Bond REG S	2.85%	10/22/2034	5,318,895	5,382,102
	1,737,000	Kingdom of Belgium Government Bond REG S	2.85%	10/22/2034	1,794,094	1,783,585
	938,000	Kingdom of Belgium Government Bond REG S	2.85%	10/22/2034	957,362	962,933
	1,428,400	Kingdom of Belgium Government Bond REG S	3.00%	06/22/2034	1,486,438	1,492,411
GBP	3,053,000	United Kingdom Gilt REG S	0.38%	10/22/2026	3,579,166	3,572,590
	917,000	United Kingdom Gilt REG S	0.50%	10/22/2061	321,645	323,309
	5,561,000	United Kingdom Gilt REG S	0.63%	07/31/2035	4,662,831	4,666,315
	374,000	United Kingdom Gilt REG S	0.63%	10/22/2050	175,611	175,781
	1,550,000	United Kingdom Gilt REG S	1.13%	01/31/2039	1,186,965	1,215,659
	6,010,130	United Kingdom Gilt REG S	3.75%	01/29/2038	6,736,501	6,760,136
	697,000	United Kingdom Gilt REG S	4.25%	06/07/2032	863,795	863,409
	851,000	United Kingdom Gilt REG S	4.25%	03/07/2036	1,022,773	1,022,513
	1,220,000	United Kingdom Gilt REG S	4.25%	09/07/2039	1,390,313	1,422,831
	3,190,000	United Kingdom Gilt REG S	4.75%	12/07/2030	4,078,964	4,079,440
	920,000	United Kingdom Gilt REG S	4.75%	10/22/2043	1,078,525	1,104,868
	349,828	United Kingdom Inflation-Linked Gilt REG S «	0.13%	11/22/2056	260,946	260,699
	373,137	United Kingdom Inflation-Linked Gilt REG S «	0.25%	03/22/2052	307,415	307,327
		Total Foreign Government Obligations			85,391,478	85,608,191
		United States Government and Agency Obligations
USD	2,822,000	United States Treasury Bonds	2.38%	05/15/2051	1,772,348	887,883
	3,192,000	United States Treasury Bonds	4.25%	02/15/2054	2,894,833	1,938,808
	1,465,523	United States Treasury Inflation Protected (TIPS) Notes Ω	1.63%	10/15/2027	1,471,162	1,471,934
	580,000	United States Treasury Notes	4.25%	01/15/2028	579,972	580,181
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Forward Sale Commitments ‡ (continued)
	Face Amount				Proceeds	Value
		United States Government and Agency Obligations (continued)
USD	13,143,000	United States Treasury Notes	4.38%	12/31/2029	$13,112,894	$13,170,979
	6,280,000	United States Treasury Notes	4.50%	12/31/2031	6,274,959	4,206,561
		Total United States Government and Agency Obligations			26,106,168	22,256,346
		Corporate Obligations
EUR	1,439,000	European Investment Bank REG S	2.63%	09/04/2034	1,452,635	1,475,839
		Total Forward Sale Commitments			$112,950,281	$109,340,376
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Futures Contracts
Contract		Currency	Number of Contracts	Aggregate Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
10YR Australia Treasury Bonds	BUY	AUD	15	$1,688,861	03/2025	$(2,574)
10YR Canada Government Bonds	SELL	CAD	6	737,900	03/2025	(3,922)
10YR Euro-Bund Bonds	BUY	EUR	23	3,030,780	03/2025	17,859
10YR Euro-Bund Bonds	SELL	EUR	1	132,010	03/2025	(530)
10YR Japanese Government Bonds	SELL	JPY	5	705,859,274	03/2025	16,205
10YR US Treasury Notes	BUY	USD	73	7,952,156	03/2025	(6,563)
10YR US Treasury Notes	SELL	USD	23	2,484,969	03/2025	(18,437)
3 Month CORRA	BUY	CAD	25	6,069,462	06/2025	7,923
3 Month Euribor	SELL	EUR	6	1,465,888	06/2025	(2,014)
3 Month SOFR	SELL	USD	7	1,676,088	06/2025	463
3 Month SONIA	SELL	GBP	28	6,714,815	03/2026	(12,531)
3YR Australia Treasury Bonds	BUY	AUD	3	317,326	03/2025	707
3YR Euro-BTP Italian Government Bonds	SELL	EUR	43	4,604,070	03/2025	(14,689)
5YR Euro-Bobl Notes	BUY	EUR	1	117,140	03/2025	301
5YR US Treasury Notes	BUY	USD	128	13,590,157	03/2025	27,843
5YR US Treasury Notes	SELL	USD	2	212,266	03/2025	(516)
Brent Crude Oil	BUY	USD	3	240,038	02/2025	(13,028)
Brent Crude Oil	BUY	USD	3	221,605	09/2025	(6,025)
Brent Crude Oil	SELL	USD	1	79,642	02/2025	3,972
Brent Crude Oil	SELL	USD	5	392,576	03/2025	17,976
Canola	BUY	CAD	13	167,418	03/2025	(1,044)
Coffee	BUY	USD	5	253,330	03/2025	32,570
Coffee	BUY	USD	1	117,844	12/2025	9,675
Coffee	SELL	USD	2	240,638	03/2025	(42,750)
Copper	SELL	USD	1	105,775	03/2025	(1,200)
Corn	BUY	USD	8	183,338	12/2025	763
Corn	SELL	USD	13	303,875	03/2025	(9,425)
Cotton	BUY	USD	3	102,765	03/2025	(3,945)
Cotton	BUY	USD	1	34,945	12/2025	(590)
DJ Euro Stoxx 50 Index	BUY	EUR	1	50,300	03/2025	2,713
DJ Euro Stoxx 50 Index	SELL	EUR	23	1,196,517	03/2025	(21,220)
E-Mini Nasdaq 100 Index	SELL	USD	39	1,696,405	03/2025	12,444
E-Mini S&P 500 Index	BUY	USD	1	304,338	03/2025	(975)
E-Mini S&P 500 Index	SELL	USD	70	2,101,633	03/2025	(21,905)
Euro-BTP Italian Government Bonds	SELL	EUR	79	9,392,050	03/2025	(78,289)
Euro-Oat	SELL	EUR	32	3,925,150	03/2025	(23,920)
Euro-Schatz	BUY	EUR	86	9,165,390	03/2025	21,519
Euro-Schatz	BUY	EUR	78	8,840	03/2025	5,000
Euro-Schatz	SELL	EUR	17	1,814,495	03/2025	(1,414)
FTSE 100 Index	BUY	GBP	8	680,280	03/2025	15,656
FTSE Taiwan	BUY	USD	1	76,220	02/2025	260
Gas Oil	BUY	USD	1	73,150	03/2025	(2,450)
Gas Oil	BUY	USD	1	67,475	11/2025	(75)
Gasoline RBOB	BUY	USD	1	88,855	02/2025	(2,386)
Gasoline RBOB	BUY	USD	1	82,547	10/2025	(336)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Futures Contracts (continued)
Contract		Currency	Number of Contracts	Aggregate Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Gold 100 Oz	SELL	USD	1	$276,610	04/2025	$(6,890)
Hang Seng China Enterprises Index	BUY	HKD	1	1,012,600	02/2025	468
Heating Oil	BUY	USD	1	95,932	10/2025	(260)
H-Shares Index	BUY	HKD	10	3,709,000	02/2025	193
IBEX 35 Mini Index	BUY	EUR	1	119,620	02/2025	4,484
Lean Hogs	BUY	USD	2	66,220	10/2025	2,180
Lean Hogs	SELL	USD	7	250,046	04/2025	(2,934)
Live Cattle	BUY	USD	1	133,938	03/2025	3,925
Live Cattle	BUY	USD	1	76,595	10/2025	885
Live Cattle	SELL	USD	2	158,529	04/2025	(3,311)
LME Aluminum	BUY	USD	1	64,472	02/2025	598
LME Aluminum	BUY	USD	1	65,301	03/2025	(133)
LME Aluminum	BUY	USD	1	66,096	06/2025	(1,077)
LME Aluminum	SELL	USD	1	62,736	02/2025	(2,334)
LME Aluminum	SELL	USD	4	253,635	03/2025	(7,040)
LME Aluminum	SELL	USD	1	64,469	06/2025	(550)
LME Copper	SELL	USD	1	226,711	03/2025	1,849
LME Lead	BUY	USD	6	291,023	02/2025	(2,402)
LME Lead	BUY	USD	4	195,166	03/2025	(1,713)
LME Lead	SELL	USD	6	291,437	02/2025	2,816
LME Nickel	BUY	USD	3	275,014	02/2025	(4,220)
LME Nickel	BUY	USD	3	285,054	03/2025	(13,036)
LME Nickel	SELL	USD	3	283,727	02/2025	12,933
LME Nickel	SELL	USD	2	188,083	03/2025	6,737
LME Tin	BUY	USD	1	149,004	03/2025	1,226
LME Zinc	BUY	USD	1	71,141	02/2025	(3,541)
LME Zinc	BUY	USD	2	143,138	03/2025	(7,030)
LME Zinc	SELL	USD	1	71,464	02/2025	3,864
LME Zinc	SELL	USD	4	286,473	03/2025	14,258
Natural Gas	BUY	EUR	6	215,203	02/2025	23,003
Natural Gas	BUY	USD	7	286,280	10/2025	(12,580)
Natural Gas	SELL	USD	12	378,200	02/2025	12,920
Palladium	BUY	USD	3	283,126	03/2025	38,414
Platinum	BUY	USD	4	195,295	04/2025	13,445
Rapeseed	BUY	EUR	10	269,826	04/2025	(12,553)
S&P ASX 200 Index	BUY	AUD	1	209,275	03/2025	2,121
S&P TSX 60 Index	BUY	CAD	1	299,420	03/2025	6,256
Silver	BUY	USD	1	163,400	03/2025	(2,075)
Soybean	BUY	USD	4	203,001	11/2025	7,199
Soybean	SELL	USD	7	349,113	03/2025	(15,588)
Soybean Oil	BUY	USD	4	100,026	12/2025	9,630
Soybean Oil	BUY	USD	3	97,684	12/2025	(934)
Soybean Oil	SELL	USD	4	122,540	03/2025	2,100
Soybean Oil	SELL	USD	1	27,474	03/2025	(192)
Sugar	BUY	USD	1	21,787	02/2025	(115)
Sugar	BUY	USD	5	125,210	04/2025	315
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Futures Contracts (continued)
Contract		Currency	Number of Contracts	Aggregate Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Sugar	BUY	USD	5	$99,314	09/2025	$(530)
TOPIX Index	SELL	JPY	1	27,590,000	03/2025	(2,067)
Ultra 10YR US Treasury Notes	BUY	USD	15	1,674,219	03/2025	(3,594)
Ultra Long US Treasury Bonds	SELL	USD	8	924,988	03/2025	(22,762)
US Treasury Long Bonds	BUY	USD	4	447,039	03/2025	8,586
Wheat	BUY	EUR	6	70,263	03/2025	(689)
Wheat	BUY	USD	6	177,700	03/2025	6,950
Wheat	BUY	USD	4	108,550	03/2025	3,350
Wheat	BUY	USD	3	89,338	12/2025	3,213
Wheat	BUY	USD	2	60,163	12/2025	2,563
WTI Crude Oil	BUY	USD	3	206,340	10/2025	(1,830)
WTI Crude Oil	SELL	USD	5	370,660	02/2025	8,010
Total Futures Contracts						$(26,393)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts
Bi-Lateral Credit Default Swaps
Currency	Notional	Expiration Date	Counter- party	Receive (Pay)	Reference Obligation	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	475,000	03/28/2027	MSI	1.00%	Mexico Government International Bond	$(6,168)	$57
	550,000	01/16/2030	BCY	1.00%	Saudi Government International Bonds	8,696	1,034
	750,000	09/12/2031	MSI	1.00%	Republic of Brazil Government International Bond	(28,985)	4,988
	825,000	09/12/2031	MSI	1.00%	Republic of Brazil Government International Bond	(31,935)	5,538
	40,000	11/21/2033	JPM	1.00%	Peruvian Government International Bond	389	(40)
	60,000	11/21/2033	BCY	1.00%	Peruvian Government International Bond	596	(73)
	325,000	11/21/2033	GST	1.00%	Peruvian Government International Bond	2,253	581
Total Bi-Lateral Credit Default Swaps						$(55,154)	$12,085
Centrally Cleared Credit Default Swaps
Currency	Notional	Expiration Date	Exchange	Receive (Pay)	Reference Obligation	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	402,000	12/20/2029	ICE	(1.00%)	CDX EM Series 42 Version 1 Index	$(9,756)	$(30)
	115,000	12/20/2029	ICE	5.00%	CDX NA HY Series 43 Version 1 Index	(9,522)	(471)
EUR	435,000	12/20/2029	ICE	5.00%	iTraxx Europe Crossover Series 42 Version 2 Index	(98,929)	(11,582)
	1,512,000	12/20/2029	ICE	1.00%	iTraxx Europe Senior Financial Series 42 Version 1 Index	(25,555)	(5,089)
USD	4,525,000	12/20/2029	ICE	1.00%	CDX NA IG Series 43 Version 1 Index	(96,121)	(11,388)
Total Centrally Cleared Credit Default Swaps						$(239,883)	$(28,560)
Bi-Lateral Interest Rate Swaps
Currency	Notional	Expiration Date	Counter- party	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPY	27,696,427,606	06/17/2025	BOA	0.50%	Receive	1 Day JPY TONA	$2,190	$3,487
EUR	1,790,171	02/12/2026	MSI	2.25%	Receive	12 Month EUR STR	176	(1,791)
JPY	15,529,078,295	02/28/2026	CBK	0.56%	Receive	12 Month JPY TONA	37,072	49,165
MXN	56,242,000	03/18/2026	GST	9.15%	Receive	28 Day MXN TIIE Banxico	0	(3,412)
ZAR	19,554,673	03/19/2026	PAR	7.41%	Pay	3 Month ZAR JIBAR SAFEX	(36)	(66)
NZD	658,104	03/19/2026	CBK	3.50%	Receive	6 Month NZD BBR FRA	(506)	183
SGD	673,000	03/19/2026	CBK	2.70%	Receive	6 Month SGD SOR Telerate	0	(535)
CAD	1,543,065	03/19/2026	RBC	2.75%	Receive	CAD CORRA	45	(1,718)
PLN	2,489,171	03/19/2026	SGF	5.44%	Receive	12 Month PLN WIBOR WIBO	42	291
ILS	8,819,202	03/19/2026	MSI	4.27%	Receive	12 Month ILS TELBOR	56	(167)
CLP	681,723,962	03/19/2026	CBK	5.17%	Receive	CLP TNA ABIF	(5)	843
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
GBP	476,922	06/18/2026	BOA	4.28%	Pay	12 Month GBP WMBA SONIA Compound	$96	$1,193
SEK	11,249,870	06/18/2026	GST	1.84%	Receive	12 Month SEK STIBOR SIDE	3,621	(968)
NOK	13,929,255	06/18/2026	JPM	3.72%	Receive	12 Month NOK NIBOR NIBR	5,763	(2,300)
GBP	69,882,924	06/18/2026	LBP	3.97%	Receive	12 Month GBP WMBA SONIA Compound	251,332	(185,848)
JPY	6,354,469,849	06/18/2026	MSI	0.69%	Receive	12 Month JPY TONA	11,294	14,977
GBP	705,211	09/17/2026	BCY	3.69%	Pay	12 Month GBP WMBA SONIA Compound	(4,013)	1,640
	2,833,121	10/22/2026	PAR	4.53%	Pay	12 Month GBP WMBA SONIA Compound	9,846	10,850
AUD	1,060,441	12/17/2026	TDS	4.13%	Pay	3 Month AUD BBR BBSW	2,223	882
CAD	877,263	12/17/2026	RBC	2.97%	Receive	CAD CORRA	(1,908)	(1,240)
NOK	24,694,984	12/17/2026	JPM	3.16%	Receive	12 Month NOK NIBOR NIBR	17,573	(5,041)
BRL	1,744,076	01/04/2027	BOA	15.23%	Receive	BRL CDI	0	(1,751)
GBP	2,489,773	03/07/2027	PAR	4.47%	Receive	12 Month GBP WMBA SONIA Compound	2,215	(12,099)
MXN	71,595,000	03/17/2027	PAR	9.01%	Pay	28 Day MXN TIIE Banxico	0	6,096
	36,836,000	03/17/2027	CBK	8.89%	Receive	28 Day MXN TIIE Banxico	0	(1,341)
KRW	693,476,445	03/18/2027	HUS	2.57%	Pay	3 Month KRW CD KSDA	40	152
CLP	618,098,030	03/18/2027	CBK	5.58%	Pay	CLP TNA ABIF	(4)	109
HUF	545,927,362	03/18/2027	PAR	6.49%	Pay	12 Month HUF BUBOR	(56)	3,624
ZAR	30,573,133	03/18/2027	PAR	7.41%	Pay	3 Month ZAR JIBAR SAFEX	(61)	901
PLN	5,714,625	03/18/2027	SGF	4.67%	Pay	12 Month PLN WIBOR WIBO	91	2,277
ILS	9,021,216	03/18/2027	MSI	3.93%	Receive	12 Month ILS TELBOR	59	(2,076)
KRW	2,578,605,514	03/19/2027	HUS	2.61%	Pay	3 Month KRW CD KSDA	306	818
CLP	1,193,713,113	03/19/2027	CBK	5.30%	Pay	6 Month CLP TNA ABIF	(15)	(1,193)
SEK	63,844,492	03/19/2027	DBK	1.81%	Pay	12 Month SEK STIBOR SIDE	(59,496)	21,041
ILS	9,531,487	03/19/2027	MSI	4.10%	Pay	12 Month ILS TELBOR	141	2,136
CAD	5,424,309	03/19/2027	RBC	2.59%	Pay	6 Month CAD CORRA	(6,490)	13,518
EUR	5,258,838	03/19/2027	BCY	2.16%	Pay	12 Month EUR EURIBOR	(11,242)	4,251
SGD	1,152,000	03/19/2027	PAR	2.69%	Pay	6 Month SGD SOR Telerate	0	2,463
USD	213,220	03/19/2027	PAR	2.97%	Receive	12 Month USD SOFR	4,220	86
PLN	2,090,265	03/19/2027	SGF	5.13%	Receive	12 Month PLN WIBOR WIBO	65	(633)
MYR	3,391,000	03/19/2027	SCB	3.48%	Receive	3 Month MYR KLIBOR BNM	0	(201)
AUD	3,879,646	03/19/2027	TDS	3.28%	Receive	3 Month AUD BBR BBSW	26,016	(5,558)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ZAR	5,813,000	03/19/2027	CBK	7.44%	Receive	3 Month ZAR JIBAR SAFEX	$0	$(313)
	29,161,083	03/19/2027	PAR	7.41%	Receive	3 Month ZAR JIBAR SAFEX	(102)	(527)
INR	129,746,302	03/19/2027	PAR	6.14%	Receive	6 Month INR FBIL MIBOR OIS Compound	(113)	(2,374)
HUF	202,099,502	03/19/2027	PAR	6.56%	Receive	12 Month HUF BUBOR	(44)	(1,763)
COP	1,549,486,026	03/19/2027	MSI	8.19%	Receive	3 Moonth COP IBR OIS Compound	(303)	(739)
MXN	19,581,000	06/16/2027	JPM	8.91%	Pay	28 Day MXN TIIE Banxico	0	740
EUR	643,138	06/17/2027	BCY	1.91%	Receive	12 Month EUR EURIBOR	2,217	(425)
NZD	3,082,285	06/17/2027	CBK	3.44%	Receive	6 Month NZD BBR FRA	(2,098)	2,274
SEK	10,056,263	06/17/2027	DBK	1.97%	Receive	12 Month SEK STIBOR SIDE	3,723	(1,707)
NZD	2,255,412	06/18/2027	CBK	3.47%	Pay	6 Month NZD BBR FRA	4,285	(2,363)
GBP	463,887	06/18/2027	LBP	3.97%	Pay	12 Month GBP WMBA SONIA Compound	(2,313)	2,427
CNY	2,555,000	06/18/2027	HUS	1.45%	Receive	3 Month CNY CNREPOFIX	0	63
NOK	8,691,814	06/18/2027	MSI	3.69%	Receive	12 Month NOK NIBOR NIBR	9,074	(5,256)
INR	20,205,000	06/18/2027	BOA	6.11%	Receive	6 Month INR FBIL MIBOR OIS Compound	0	(448)
	23,870,000	06/18/2027	CBK	6.27%	Receive	6 Month INR FBIL MIBOR OIS Compound	0	(1,328)
USD	2,170,881	02/03/2028	CAG	4.09%	Receive	12 Month USD SOFR	881	(2,745)
EUR	5,064,372	04/11/2028	BOA	2.31%	Receive	12 Month EUR EURIBOR	(651)	(5,132)
	919,508	04/12/2028	PAR	2.19%	Receive	12 Month EUR STR	(507)	(3,311)
USD	10,465,310	05/31/2029	BCY	4.13%	Receive	12 Month USD SOFR	(23,690)	(8,874)
	1,031,928	06/11/2029	BCY	4.09%	Receive	12 Month USD SOFR	(72)	(1,222)
AUD	636,516	09/16/2029	TDS	3.84%	Pay	3 Month AUD BBR BBSW	(1,571)	1,409
CAD	292,394	09/16/2029	RBC	3.00%	Receive	6 Month CAD CORRA	(1,817)	(795)
SEK	7,461,236	12/16/2029	DBK	2.56%	Pay	12 Month SEK STIBOR SIDE	(292)	4,190
NOK	8,143,224	12/16/2029	JPM	3.59%	Receive	12 Month NOK NIBOR NIBR	7,527	(5,157)
BRL	533,346	01/02/2030	SBK	14.77%	Receive	BRL CDI	0	(563)
EUR	5,756,992	01/15/2030	MSI	1.96%	Pay	Eurostat Eurozone HICP ex-Tobacco NSA	1,038	4,046
USD	5,553,836	01/15/2030	JPM	2.45%	Pay	US CPI Urban Consumers NSA	(2,836)	(26,173)
	5,440,728	01/15/2030	JPM	2.52%	Pay	US CPI Urban Consumers NSA	2,272	(13,516)
EUR	2,455,215	01/15/2030	UBS	1.97%	Pay	Eurostat Eurozone HICP ex-Tobacco NSA	2,888	523
USD	1,458,854	01/16/2030	JPM	4.13%	Receive	12 Month USD SOFR	(1,146)	(2,823)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AUD	819,189	01/21/2030	UBS	4.31%	Receive	6 Month AUD BBR BBSW	$(502)	$(5,306)
EUR	3,235,000	01/22/2030	CAG	2.50%	Receive	12 Month EUR EURIBOR	0	(30,681)
	11,121,144	01/31/2030	JPM	2.38%	Pay	12 Month EUR EURIBOR	(4,318)	22,736
USD	3,555,092	01/31/2030	JPM	2.56%	Pay	US CPI Urban Consumers NSA	1,908	(1,166)
EUR	11,088,279	01/31/2030	JPM	2.47%	Receive	12 Month EUR EURIBOR	(8,046)	(23,326)
MXN	35,971,000	03/13/2030	MSI	9.12%	Receive	28 Day MXN TIIE Banxico	0	(3,182)
USD	5,448,682	03/14/2030	HUS	4.09%	Receive	12 Month USD SOFR	16,683	(22,080)
ILS	1,370,098	03/17/2030	MSI	4.08%	Receive	12 Month ILS TELBOR	27	(1,112)
MYR	2,045,000	03/17/2030	SCB	3.60%	Receive	3 Month MYR KLIBOR BNM	0	(329)
ZAR	15,870,507	03/17/2030	PAR	8.23%	Receive	3 Month ZAR JIBAR SAFEX	(80)	(1,649)
INR	161,780,825	03/17/2030	PAR	6.18%	Receive	6 Month INR FBIL MIBOR OIS Compound	(142)	(3,649)
COP	1,468,512,093	03/17/2030	MSI	9.03%	Receive	3 Moonth COP IBR OIS Compound	(388)	(1,645)
KRW	919,329,061	03/19/2030	PAR	2.64%	Pay	3 Month KRW CD KSDA	33	863
CLP	530,772,144	03/19/2030	CBK	5.52%	Pay	6 Month CLP TNA ABIF	(19)	(898)
INR	136,509,325	03/19/2030	PAR	6.16%	Pay	6 Month INR FBIL MIBOR OIS Compound	253	5,546
EUR	5,974,907	03/19/2030	BOA	2.41%	Receive	12 Month EUR EURIBOR	(2,933)	38,177
USD	3,563,294	03/19/2030	JPM	2.97%	Pay	12 Month USD SOFR	(172,294)	6,939
CZK	2,194,136	03/19/2030	HUS	3.68%	Pay	12 Month CZK PRIBOR PRBO	(6)	774
MYR	1,120,000	03/19/2030	SCB	3.55%	Receive	3 Month MYR KLIBOR BNM	0	248
EUR	430,000	03/19/2030	DBK	2.47%	Pay	12 Month EUR EURIBOR	0	3,788
AUD	27,613	03/19/2030	TDS	3.59%	Pay	6 Month AUD BBR BBSW	(382)	39
CNY	775,000	03/19/2030	HUS	1.42%	Receive	3 Month CNY CNREPOFIX	1	265
CAD	1,689,907	03/19/2030	RBC	2.53%	Receive	6 Month CAD CORRA	8,998	(7,933)
ZAR	1,777,000	03/19/2030	BOA	7.89%	Receive	3 Month ZAR JIBAR SAFEX	0	(319)
PLN	4,775,537	03/19/2030	SGF	5.01%	Receive	12 Month PLN WIBOR WIBO	374	(7,046)
SEK	4,927,719	03/19/2030	DBK	2.56%	Receive	12 Month SEK STIBOR SIDE	(202)	(5,437)
NOK	5,789,291	03/19/2030	JPM	3.72%	Receive	12 Month NOK NIBOR NIBR	8,945	(5,492)
HUF	22,706,000	03/19/2030	BOA	6.80%	Receive	12 Month HUF BUBOR	0	(831)
ZAR	33,505,123	03/19/2030	PAR	7.86%	Receive	3 Month ZAR JIBAR SAFEX	(262)	(4,055)
HUF	35,951,000	03/19/2030	MSI	6.75%	Receive	12 Month HUF BUBOR	0	(1,144)
SEK	78,106,874	03/19/2030	DBK	2.50%	Receive	12 Month SEK STIBOR SIDE	(6,914)	(62,713)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
HUF	199,653,675	03/19/2030	PAR	6.70%	Receive	12 Month HUF BUBOR	$(93)	$(5,134)
NZD	649,308	06/16/2030	CBK	3.78%	Pay	6 Month NZD BBR FRA	(739)	(599)
GBP	350,609	06/16/2030	BCY	3.66%	Receive	12 Month GBP WMBA SONIA Compound	3,260	(1,183)
MYR	963,000	06/16/2030	GST	3.70%	Receive	3 Month MYR KLIBOR BNM	0	(582)
EUR	1,329,624	06/16/2030	JPM	2.03%	Receive	12 Month EUR EURIBOR	15,063	(3,277)
USD	1,528,425	06/16/2030	JPM	3.59%	Receive	12 Month USD SOFR	20,425	(2,073)
KRW	165,052,000	06/18/2030	DBF	2.67%	Pay	3 Month KRW CD KSDA	0	401
	73,290,000	06/18/2030	JPM	2.69%	Pay	3 Month KRW CD KSDA	0	208
SEK	14,964,936	06/18/2030	DBK	2.09%	Pay	12 Month SEK STIBOR SIDE	(25,886)	12,992
INR	11,911,000	06/18/2030	DBF	6.09%	Pay	6 Month INR FBIL MIBOR OIS Compound	0	150
EUR	2,194,252	06/18/2030	BCY	1.97%	Pay	12 Month EUR EURIBOR	(36,565)	4,313
MYR	426,000	06/18/2030	CBK	3.52%	Receive	3 Month MYR KLIBOR BNM	0	(60)
SGD	219,000	06/18/2030	DBF	2.72%	Pay	6 Month SGD SOR Telerate	0	919
EUR	593,469	11/11/2030	BOA	2.50%	Receive	12 Month EUR EURIBOR	1,512	(6,788)
	3,368,531	06/17/2031	BCY	0.56%	Receive	12 Month EUR EURIBOR	(273,511)	15,002
USD	3,364,506	11/30/2031	MSI	4.03%	Receive	12 Month USD SOFR	(494)	8,948
	1,017,927	01/15/2032	GST	4.16%	Receive	12 Month USD SOFR	(2,072)	(2,770)
EUR	2,101,886	01/30/2032	JPM	2.41%	Receive	12 Month EUR EURIBOR	1,961	(11,527)
	1,215,388	03/19/2032	BOA	2.44%	Pay	12 Month EUR EURIBOR	(405)	8,898
	299,316	04/23/2033	BCY	2.50%	Receive	12 Month EUR EURIBOR	(704)	(2,434)
GBP	1,768,790	01/31/2034	DBF	4.13%	Receive	12 Month GBP WMBA SONIA Compound	(1,511)	(22,379)
EUR	485,197	02/15/2034	CAG	2.47%	Receive	12 Month EUR EURIBOR	202	(3,516)
	635,386	06/05/2034	BCY	2.88%	Receive	12 Month EUR EURIBOR	(31,531)	(6,688)
	1,355,844	06/05/2034	GST	2.81%	Receive	12 Month EUR EURIBOR	(57,838)	(14,010)
	605,362	07/02/2034	JPM	2.41%	Receive	12 Month EUR EURIBOR	374	(5,515)
	1,815,845	07/04/2034	BCY	3.25%	Receive	12 Month EUR EURIBOR	(161,878)	(19,752)
	1,401,395	09/04/2034	CBK	2.53%	Pay	12 Month EUR EURIBOR	3,714	12,546
AUD	2,059,720	09/19/2034	TDS	4.59%	Pay	6 Month AUD BBR BBSW	(9,820)	2,876
GBP	469,806	09/19/2034	LBP	3.50%	Pay	12 Month GBP WMBA SONIA Compound	(13,448)	1,484
CAD	573,505	09/19/2034	RBC	3.41%	Receive	6 Month CAD CORRA	(3,133)	(2,128)
EUR	883,476	10/22/2034	CBK	2.38%	Pay	12 Month EUR STR	1,588	8,096
	3,826,368	12/04/2034	JPM	2.59%	Pay	12 Month EUR EURIBOR	2,683	61,900
USD	2,613,971	12/19/2034	BCY	3.78%	Pay	12 Month USD SOFR	(40,971)	5,022
EUR	804,013	01/10/2035	PAR	2.66%	Receive	12 Month EUR EURIBOR	(1,031)	(3,872)
	2,456,262	01/15/2035	UBS	2.02%	Receive	Eurostat Eurozone HICP ex-Tobacco NSA	(1,803)	(628)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,434,032	01/15/2035	JPM	2.55%	Receive	US CPI Urban Consumers NSA	$(8,968)	$16,560
	5,550,761	01/15/2035	JPM	2.48%	Receive	US CPI Urban Consumers NSA	(239)	40,315
EUR	5,756,042	01/15/2035	MSI	2.04%	Receive	Eurostat Eurozone HICP ex-Tobacco NSA	(2,016)	(15,093)
	255,052	01/28/2035	CBK	2.47%	Receive	12 Month EUR EURIBOR	55	(1,562)
USD	3,557,189	01/31/2035	JPM	2.56%	Receive	US CPI Urban Consumers NSA	189	553
EUR	566,660	02/26/2035	BCY	2.47%	Pay	12 Month EUR EURIBOR	(2,772)	6,194
MXN	12,295,000	03/07/2035	PAR	9.33%	Pay	28 Day MXN TIIE Banxico	0	(430)
ZAR	34,009,926	03/19/2035	PAR	8.90%	Pay	3 Month ZAR JIBAR SAFEX	(478)	8,866
NOK	5,925,289	03/19/2035	MSI	3.34%	Pay	12 Month NOK NIBOR NIBR	(30,885)	10,102
CAD	265,478	03/19/2035	RBC	2.81%	Pay	6 Month CAD CORRA	(2,425)	2,187
SGD	388,922	03/19/2035	PAR	2.88%	Receive	6 Month SGD SOR Telerate	(57)	(4,739)
GBP	607,114	03/19/2035	BCY	3.47%	Receive	12 Month GBP WMBA SONIA Compound	37,635	(6,179)
ILS	682,101	03/19/2035	MSI	4.26%	Receive	12 Month ILS TELBOR	28	(1,033)
GBP	1,044,000	03/19/2035	PAR	4.31%	Receive	12 Month GBP WMBA SONIA Compound	0	(31,312)
	1,684,000	03/19/2035	PAR	4.30%	Receive	12 Month GBP WMBA SONIA Compound	0	(48,810)
EUR	1,754,447	03/19/2035	BCY	2.38%	Receive	12 Month EUR EURIBOR	12,911	(8,593)
USD	2,289,289	03/19/2035	JPM	3.13%	Receive	12 Month USD SOFR	176,289	(7,695)
EUR	3,989,995	03/19/2035	BOA	2.50%	Receive	12 Month EUR EURIBOR	5,252	(41,119)
CZK	6,587,002	03/19/2035	HUS	3.83%	Receive	12 Month CZK PRIBOR PRBO	0	(3,873)
SEK	21,174,361	03/19/2035	JPM	2.16%	Receive	12 Month SEK STIBOR SIDE	88,607	(31,274)
ZAR	41,560,000	03/19/2035	MSI	8.95%	Receive	3 Month ZAR JIBAR SAFEX	1	(17,817)
COP	355,137,877	03/19/2035	MSI	9.19%	Receive	3 Moonth COP IBR OIS Compound	(296)	(859)
CLP	1,012,625,531	03/19/2035	CBK	5.74%	Receive	6 Month CLP TNA ABIF	(62)	1,219
KRW	1,294,466,183	03/19/2035	GST	2.71%	Receive	3 Month KRW CD KSDA	60	(3,026)
COP	2,709,573,626	03/20/2035	MSI	9.83%	Pay	3 Moonth COP IBR OIS Compound	(1,014)	134
CLP	790,934,189	03/20/2035	CBK	6.02%	Pay	6 Month CLP TNA ABIF	(25)	(6)
EUR	6,734,229	03/20/2035	MSI	2.66%	Pay	12 Month EUR EURIBOR	3,370	34,869
USD	4,386,546	03/20/2035	JPM	4.13%	Pay	12 Month USD SOFR	5,454	(11,421)
PLN	474,878	03/20/2035	SGF	5.45%	Pay	12 Month PLN WIBOR WIBO	29	599
EUR	470,869	03/20/2035	BCY	2.22%	Pay	12 Month EUR EURIBOR	(8,125)	1,949
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ZAR	37,976,156	03/20/2035	PAR	10.54%	Receive	3 Month ZAR JIBAR SAFEX	$(206)	$(5,376)
KRW	1,089,972,453	03/20/2035	PAR	2.81%	Receive	3 Month KRW CD KSDA	1	(1,729)
MXN	4,591,000	06/13/2035	MSI	9.39%	Receive	28 Day MXN TIIE Banxico	0	1,844
	5,227,000	06/13/2035	PAR	9.77%	Receive	28 Day MXN TIIE Banxico	0	(346)
	5,227,000	06/13/2035	PAR	9.81%	Receive	28 Day MXN TIIE Banxico	0	(620)
EUR	1,092,720	06/15/2035	BOA	2.59%	Receive	12 Month EUR EURIBOR	2,800	(21,238)
AUD	785,873	06/18/2035	RBC	4.38%	Pay	6 Month AUD BBR BBSW	(4,294)	3,324
NZD	487,157	06/18/2035	CBK	3.97%	Pay	6 Month NZD BBR FRA	(2,348)	(1,229)
GBP	1,326,441	01/29/2038	DBF	4.22%	Pay	12 Month GBP WMBA SONIA Compound	(1,800)	20,459
EUR	552,437	02/15/2039	GST	2.69%	Receive	12 Month EUR EURIBOR	(16,235)	(5,253)
	319,860	01/28/2040	BOA	2.53%	Receive	12 Month EUR EURIBOR	(145)	(2,384)
USD	40,802,983	03/21/2042	BCY	4.31%	Pay	12 Month USD SOFR	(983)	35,276
EUR	429,734	02/04/2043	BCY	1.25%	Receive	12 Month EUR EURIBOR	71,830	(5,024)
USD	2,867,000	03/21/2045	BCY	4.18%	Pay	12 Month USD SOFR	0	4,343
	9,350,082	03/21/2050	BCY	3.94%	Receive	12 Month USD SOFR	2,082	(24,998)
EUR	2,442,033	06/18/2051	BCY	0.66%	Receive	12 Month EUR EURIBOR	322,440	(11,427)
	1,374,507	03/04/2053	GST	2.31%	Receive	12 Month EUR EURIBOR	4,687	11,226
	1,250,725	03/16/2054	BCY	2.03%	Receive	12 Month EUR EURIBOR	(1,314)	(9,588)
	609,295	03/20/2054	BOA	2.31%	Receive	12 Month EUR EURIBOR	4,424	(14,034)
	378,962	06/15/2054	BCY	2.28%	Receive	12 Month EUR EURIBOR	991	(5,951)
	47,922	09/18/2054	GST	2.50%	Receive	12 Month EUR EURIBOR	(2,155)	(652)
	1,328,298	10/05/2054	BOA	2.38%	Receive	12 Month EUR EURIBOR	3,395	(48,352)
	3,860,231	01/23/2055	JPM	1.81%	Pay	12 Month EUR STR	(240)	8,869
	3,954,707	01/23/2055	JPM	1.69%	Receive	12 Month EUR EURIBOR	(5,510)	(1,073)
USD	2,046,000	03/15/2055	BCY	3.47%	Receive	12 Month USD SOFR	0	(4,446)
EUR	2,841,004	03/19/2055	CBK	1.91%	Pay	12 Month EUR EURIBOR	(220,435)	44,542
	1,478,626	03/19/2055	BCY	2.28%	Pay	12 Month EUR EURIBOR	(3,814)	25,083
GBP	821,000	03/19/2055	PAR	4.45%	Pay	12 Month GBP WMBA SONIA Compound	0	42,245
	509,000	03/19/2055	PAR	4.45%	Pay	12 Month GBP WMBA SONIA Compound	0	26,482
EUR	74,991	10/18/2055	JPM	2.31%	Receive	12 Month EUR EURIBOR	(10)	(1,722)
	362,000	10/26/2057	BCY	2.28%	Receive	12 Month EUR EURIBOR	0	(8,750)
	1,088,226	03/19/2075	BCY	2.00%	Receive	12 Month EUR EURIBOR	3,323	(30,453)
	2,182,720	03/19/2075	JPM	1.56%	Receive	12 Month EUR EURIBOR	251,751	(31,667)
Total Bi-Lateral Interest Rate Swaps							$195,836	$(364,528)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SEK	1,063,132	05/05/2028	GST	Fastighets AB Balder	Fastighets AB Balder	$0	$(2,618)
USD	762,189	05/05/2028	JPM	Blue Owl Capital, Inc.	Blue Owl Capital, Inc.	0	(102,201)
EUR	684,276	05/05/2028	MSI	ING Groep NV	ING Groep NV	0	(10,473)
USD	627,641	05/05/2028	MSI	CBOE Holdings, Inc.	CBOE Holdings, Inc.	0	(38,883)
	612,404	05/05/2028	JPM	Carlyle Group, Inc.	Carlyle Group, Inc.	0	(51,575)
NOK	604,908	05/05/2028	GST	Tomra Systems ASA	Tomra Systems ASA	0	(4,627)
SEK	604,329	05/05/2028	GST	AddTech AB	AddTech AB	0	(2,378)
	529,311	05/05/2028	GST	Nibe Industrier AB	Nibe Industrier AB	0	(2,683)
	520,067	05/05/2028	GST	Fortnox AB	Fortnox AB	0	(5,526)
USD	453,689	05/05/2028	JPM	SPDR S&P Oil & Gas Exploration	SPDR S&P Oil & Gas Exploration	0	5,997
DKK	423,813	05/05/2028	GST	Vestas Wind Systems AS	Vestas Wind Systems AS	0	(820)
USD	399,408	05/05/2028	GST	Lazard, Inc.	Lazard, Inc.	0	(5,431)
SEK	391,800	05/05/2028	GST	JM AB	JM AB	0	1,124
	388,022	05/05/2028	GST	Indutrade AB	Indutrade AB	0	(820)
GBP	339,963	05/05/2028	JPM	NatWest Group PLC	NatWest Group PLC	0	(18,785)
HKD	313,451	05/05/2028	JPM	Meituan	Meituan	0	2,264
SEK	295,147	05/05/2028	GST	Beijer Ref AB	Beijer Ref AB	0	280
	281,581	05/05/2028	GST	Wallenstam AB	Wallenstam AB	0	(1,073)
USD	280,239	05/05/2028	JPM	SPDR S&P Biotech ETF	SPDR S&P Biotech ETF	0	(365)
EUR	199,328	05/05/2028	JPM	ING Groep NV	ING Groep NV	0	(812)
USD	148,905	05/05/2028	MSI	Meta Platforms, Inc.	Meta Platforms, Inc.	0	(14,431)
	144,323	05/05/2028	MSI	T-Mobile U.S., Inc.	T-Mobile U.S., Inc.	0	(5,244)
GBP	143,786	05/05/2028	GST	NatWest Group PLC	NatWest Group PLC	0	(7,882)
SEK	108,877	05/05/2028	JPM	Nibe Industrier AB	Nibe Industrier AB	0	(170)
HKD	99,310	05/05/2028	JPM	Hansoh Pharmaceutical Group Co. Ltd.	Hansoh Pharmaceutical Group Co. Ltd.	0	(1,023)
USD	94,355	05/05/2028	MSI	Expedia Group, Inc.	Expedia Group, Inc.	0	2,384
	94,199	05/05/2028	JPM	Airbnb, Inc.	Airbnb, Inc.	0	2,905
	93,436	05/05/2028	MSI	VanEck Semiconductor ETF	VanEck Semiconductor ETF	0	(2,063)
	92,935	05/05/2028	JPM	Northern Oil & Gas, Inc.	Northern Oil & Gas, Inc.	0	6,403
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	91,200	05/05/2028	JPM	Host Hotels & Resorts, Inc.	Host Hotels & Resorts, Inc.	$0	$3,573
	86,746	05/05/2028	JPM	Harley-Davidson, Inc.	Harley-Davidson, Inc.	0	8,786
	80,421	05/05/2028	JPM	Cinemark Holdings, Inc.	Cinemark Holdings, Inc.	0	5,467
	77,807	05/05/2028	GST	Shift4 Payments, Inc.	Shift4 Payments, Inc.	0	(2,492)
HKD	77,658	05/05/2028	JPM	BYD Co. Ltd.	BYD Co. Ltd.	0	(544)
USD	77,394	05/05/2028	JPM	NOV, Inc.	NOV, Inc.	0	1,965
	77,202	05/05/2028	JPM	Magnolia Oil & Gas Corp.	Magnolia Oil & Gas Corp.	0	509
	75,479	05/05/2028	JPM	Shift4 Payments, Inc.	Shift4 Payments, Inc.	0	(8,896)
	72,295	05/05/2028	JPM	Kinder Morgan, Inc.	Kinder Morgan, Inc.	0	1,150
HKD	72,081	05/05/2028	JPM	Tencent Holdings Ltd.	Tencent Holdings Ltd.	0	(429)
EUR	70,143	05/05/2028	GST	Vonovia SE	Vonovia SE	0	(2,630)
USD	69,600	05/05/2028	MSI	Workday, Inc.	Workday, Inc.	0	(3,777)
	68,180	05/05/2028	MSI	Lazard, Inc.	Lazard, Inc.	0	(6,361)
	66,277	05/05/2028	JPM	Alphabet, Inc.	Alphabet, Inc.	0	(2,393)
GBP	65,759	05/05/2028	GST	Watches of Switzerland Group PLC	Watches of Switzerland Group PLC	0	(9,465)
HKD	62,429	05/05/2028	MSI	Sino Biopharmaceutical Ltd.	Sino Biopharmaceutical Ltd.	0	118
USD	62,284	05/05/2028	MSI	Airbnb, Inc.	Airbnb, Inc.	0	635
EUR	61,991	05/05/2028	GST	Delivery Hero SE	Delivery Hero SE	0	9,127
USD	61,233	05/05/2028	MSI	Fortinet, Inc.	Fortinet, Inc.	0	(5,146)
HKD	60,911	05/05/2028	JPM	BeiGene Ltd.	BeiGene Ltd.	0	(2,293)
USD	59,518	05/05/2028	MSI	SPDR S&P Oil & Gas Exploration	SPDR S&P Oil & Gas Exploration	0	1,963
HKD	56,224	05/05/2028	JPM	WuXi AppTec Co. Ltd.	WuXi AppTec Co. Ltd.	0	(457)
CAD	55,393	05/05/2028	JPM	Veren, Inc.	Veren, Inc.	0	1,817
EUR	54,317	05/05/2028	GST	Moncler SpA	Moncler SpA	0	(3,607)
USD	51,315	05/05/2028	JPM	CNX Resources Corp.	CNX Resources Corp.	0	5,125
HKD	49,846	05/05/2028	JPM	Innovent Biologics, Inc.	Innovent Biologics, Inc.	0	378
USD	48,865	05/05/2028	GST	T-Mobile U.S., Inc.	T-Mobile U.S., Inc.	0	(1,690)
EUR	48,036	05/05/2028	JPM	SAP AG	SAP AG	0	(1,980)
USD	47,593	05/05/2028	JPM	iShares MSCI Saudi Arabia ETF	iShares MSCI Saudi Arabia ETF	0	(1,175)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	46,382	05/05/2028	MSI	ServiceNow, Inc.	ServiceNow, Inc.	$0	$1,573
EUR	45,595	05/05/2028	GST	Iberdrola SA	Iberdrola SA	0	(1,450)
USD	44,962	05/05/2028	JPM	SM Energy Co.	SM Energy Co.	0	3,396
	43,754	05/05/2028	JPM	T-Mobile U.S., Inc.	T-Mobile U.S., Inc.	0	(4,470)
	41,619	05/05/2028	JPM	VanEck Semiconductor ETF	VanEck Semiconductor ETF	0	3,127
EUR	41,311	05/05/2028	MSI	Vonovia SE	Vonovia SE	0	(1,627)
GBP	41,175	05/05/2028	GST	Rightmove PLC	Rightmove PLC	0	(482)
NOK	41,122	05/05/2028	JPM	TOMRA Systems ASA	TOMRA Systems ASA	0	18
EUR	39,523	05/05/2028	GST	CTS Eventim	CTS Eventim	0	(1,602)
	36,076	05/05/2028	GST	Kone Oyj	Kone Oyj	0	(2,676)
	35,766	05/05/2028	GST	Brunello Cucinelli SpA	Brunello Cucinelli SpA	0	(2,585)
USD	35,465	05/05/2028	JPM	Verisk Analytics, Inc.	Verisk Analytics, Inc.	0	(1,903)
	35,067	05/05/2028	JPM	Avista Corp.	Avista Corp.	0	(1,187)
EUR	33,959	05/05/2028	JPM	Redcare Pharmacy NV	Redcare Pharmacy NV	0	(947)
	33,338	05/05/2028	GST	Alstom SA	Alstom SA	0	2,823
USD	33,072	05/05/2028	GST	Chevron Corp.	Chevron Corp.	0	1,891
	32,118	05/05/2028	MSI	Alphabet, Inc.	Alphabet, Inc.	0	(778)
EUR	31,702	05/05/2028	GST	Kesko Oyj	Kesko Oyj	0	(1,315)
CHF	31,493	05/05/2028	JPM	Givaudan SA	Givaudan SA	0	(444)
USD	31,398	05/05/2028	JPM	Texas Instruments, Inc.	Texas Instruments, Inc.	0	1,491
NOK	30,989	05/05/2028	MSI	TOMRA Systems ASA	TOMRA Systems ASA	0	(344)
USD	30,851	05/05/2028	JPM	Portland General Electric Co.	Portland General Electric Co.	0	943
CHF	30,193	05/05/2028	GST	VAT Group AG	VAT Group AG	0	(998)
EUR	29,240	05/05/2028	GST	Nemetschek AG	Nemetschek AG	0	(2,013)
USD	28,987	05/05/2028	JPM	FirstEnergy Corp.	FirstEnergy Corp.	0	(306)
	27,923	05/05/2028	JPM	DT Midstream, Inc.	DT Midstream, Inc.	0	530
	27,662	05/05/2028	JPM	CMS Energy Corp.	CMS Energy Corp.	0	(256)
	26,961	05/05/2028	JPM	Fortinet, Inc.	Fortinet, Inc.	0	(882)
GBP	26,924	05/05/2028	GST	Ocado Group PLC	Ocado Group PLC	0	2,536
EUR	26,793	05/05/2028	GST	Vinci SA	Vinci SA	0	(392)
USD	26,277	05/05/2028	JPM	SS&C Technologies Holdings, Inc.	SS&C Technologies Holdings, Inc.	0	(1,732)
	26,242	05/05/2028	JPM	Public Service Enterprise Group, Inc.	Public Service Enterprise Group, Inc.	0	846
EUR	25,734	05/05/2028	GST	Kojamo Oyj	Kojamo Oyj	0	(1,567)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	25,644	05/05/2028	JPM	MGE Energy, Inc.	MGE Energy, Inc.	$0	$216
	25,547	05/05/2028	MSI	Ambarella, Inc.	Ambarella, Inc.	0	(154)
EUR	25,333	05/05/2028	GST	Aeroports de Paris SA	Aeroports de Paris SA	0	378
USD	24,872	05/05/2028	JPM	Chevron Corp.	Chevron Corp.	0	1,300
	23,603	05/05/2028	GST	Monolithic Power Systems, Inc.	Monolithic Power Systems, Inc.	0	658
GBP	23,027	05/05/2028	GST	Intermediate Capital Group PLC	Intermediate Capital Group PLC	0	(3,251)
USD	22,869	05/05/2028	JPM	DTE Energy Co.	DTE Energy Co.	0	(28)
EUR	22,402	05/05/2028	GST	BE Semiconductor Industries NV	BE Semiconductor Industries NV	0	3,195
USD	21,890	05/05/2028	MSI	Spotify Technology SA	Spotify Technology SA	0	(2,795)
GBP	21,777	05/05/2028	MSI	Wise PLC	Wise PLC	0	(1,995)
USD	21,704	05/05/2028	JPM	BHP Group Ltd.	BHP Group Ltd.	0	(167)
	21,416	05/05/2028	JPM	Landbridge Co. LLC	Landbridge Co. LLC	0	3,123
	21,338	05/05/2028	JPM	Viatris, Inc.	Viatris, Inc.	0	1,135
EUR	21,177	05/05/2028	GST	Cellnex Telecom SA	Cellnex Telecom SA	0	(175)
USD	21,028	05/05/2028	JPM	Plains All American Pipeline LP	Plains All American Pipeline LP	0	(3,081)
	20,506	05/05/2028	GST	CBOE Holdings, Inc.	CBOE Holdings, Inc.	0	(745)
	20,375	05/05/2028	JPM	Duke Energy Corp.	Duke Energy Corp.	0	(1,015)
EUR	19,578	05/05/2028	GST	Shurgard Self Storage Ltd.	Shurgard Self Storage Ltd.	0	(5)
HKD	19,099	05/05/2028	JPM	Alibaba Group Holding Ltd.	Alibaba Group Holding Ltd.	0	(189)
USD	19,079	05/05/2028	JPM	Otter Tail Corp.	Otter Tail Corp.	0	(1,183)
GBP	18,893	05/05/2028	GST	Segro PLC	Segro PLC	0	(218)
USD	18,546	05/05/2028	JPM	DaVita, Inc.	DaVita, Inc.	0	(2,951)
	18,206	05/05/2028	JPM	ASGN, Inc.	ASGN, Inc.	0	(671)
	18,049	05/05/2028	JPM	National Fuel Gas Co.	National Fuel Gas Co.	0	(2,750)
	17,947	05/05/2028	JPM	Moody's Corp.	Moody's Corp.	0	(1,032)
	17,541	05/05/2028	JPM	Expedia Group, Inc.	Expedia Group, Inc.	0	1,301
	17,502	05/05/2028	JPM	Patterson-UTI Energy, Inc.	Patterson-UTI Energy, Inc.	0	1,435
	17,370	05/05/2028	JPM	American Water Works Co., Inc.	American Water Works Co., Inc.	0	(329)
HKD	17,292	05/05/2028	JPM	Akeso, Inc.	Akeso, Inc.	0	(53)
USD	16,992	05/05/2028	JPM	ResMed, Inc.	ResMed, Inc.	0	(13)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
EUR	16,970	05/05/2028	JPM	SES-imagotag SA	SES-imagotag SA	$0	$(122)
GBP	16,941	05/05/2028	GST	Big Yellow Group PLC	Big Yellow Group PLC	0	(405)
USD	16,816	05/05/2028	JPM	ASMedia Technology, Inc.	ASMedia Technology, Inc.	0	(9)
	16,815	05/05/2028	JPM	Unitil Corp.	Unitil Corp.	0	(434)
EUR	16,740	05/05/2028	GST	SES-imagotag SA	SES-imagotag SA	0	156
USD	16,632	05/05/2028	JPM	Workday, Inc.	Workday, Inc.	0	(664)
	16,518	05/05/2028	MSI	Blue Owl Capital, Inc.	Blue Owl Capital, Inc.	0	(2,235)
	16,156	05/05/2028	JPM	Vital Energy, Inc.	Vital Energy, Inc.	0	717
	16,081	05/05/2028	GST	Airbnb, Inc.	Airbnb, Inc.	0	209
SEK	15,991	05/05/2028	JPM	AddTech AB	AddTech AB	0	(79)
USD	15,488	05/05/2028	JPM	Calumet, Inc.	Calumet, Inc.	0	2,418
SEK	15,125	05/05/2028	MSI	Wallenstam AB	Wallenstam AB	0	(77)
USD	15,085	05/05/2028	JPM	Southern Co.	Southern Co.	0	(529)
GBP	14,612	05/05/2028	JPM	Big Yellow Group PLC	Big Yellow Group PLC	0	(1,376)
SEK	14,260	05/05/2028	JPM	JM AB	JM AB	0	53
	14,226	05/05/2028	JPM	Fastighets AB Balder	Fastighets AB Balder	0	(53)
USD	14,124	05/05/2028	GST	Reddit, Inc.	Reddit, Inc.	0	(842)
CHF	14,117	05/05/2028	GST	Emmi AG	Emmi AG	0	(1,088)
CAD	14,074	05/05/2028	JPM	Thomson Reuters Corp.	Thomson Reuters Corp.	0	(569)
EUR	13,880	05/05/2028	GST	Fielmann AG	Fielmann AG	0	(1,371)
USD	13,840	05/05/2028	JPM	Supernus Pharmaceuticals, Inc.	Supernus Pharmaceuticals, Inc.	0	(664)
GBP	13,574	05/05/2028	GST	B&M European Value Retail SA	B&M European Value Retail SA	0	(317)
EUR	13,566	05/05/2028	JPM	Iberdrola SA	Iberdrola SA	0	(417)
USD	13,208	05/05/2028	JPM	CRISPR Therapeutics AG	CRISPR Therapeutics AG	0	399
	13,203	05/05/2028	JPM	Lazard, Inc.	Lazard, Inc.	0	(553)
EUR	13,165	05/05/2028	JPM	Cellnex Telecom SA	Cellnex Telecom SA	0	(456)
SEK	12,927	05/05/2028	JPM	Fortnox AB	Fortnox AB	0	(79)
USD	12,598	05/05/2028	MSI	Datadog, Inc.	Datadog, Inc.	0	(104)
	12,250	05/05/2028	JPM	Trade Desk, Inc.	Trade Desk, Inc.	0	738
	12,210	05/05/2028	JPM	Autodesk, Inc.	Autodesk, Inc.	0	(866)
EUR	12,188	05/05/2028	MSI	Moncler SpA	Moncler SpA	0	(1,281)
USD	11,823	05/05/2028	JPM	IQVIA Holdings, Inc.	IQVIA Holdings, Inc.	0	(57)
	11,770	05/05/2028	MSI	Transocean Ltd.	Transocean Ltd.	0	990
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	11,768	05/05/2028	JPM	MACOM Technology Solutions Holdings, Inc.	MACOM Technology Solutions Holdings, Inc.	$0	$659
	11,704	05/05/2028	JPM	Palantir Technologies, Inc.	Palantir Technologies, Inc.	0	(1,165)
EUR	11,574	05/05/2028	MSI	BE Semiconductor Industries NV	BE Semiconductor Industries NV	0	1,402
USD	11,539	05/05/2028	JPM	Global-e Online Ltd.	Global-e Online Ltd.	0	(1,218)
	11,415	05/05/2028	JPM	Coherent Corp.	Coherent Corp.	0	1,189
EUR	11,405	05/05/2028	GST	Industria De Diseno Textil SA	Industria De Diseno Textil SA	0	(913)
CHF	11,178	05/05/2028	JPM	Kuehne & Nagel International AG	Kuehne & Nagel International AG	0	(36)
USD	11,009	05/05/2028	GST	Cinemark Holdings, Inc.	Cinemark Holdings, Inc.	0	73
GBP	10,651	05/05/2028	MSI	Ocado Group PLC	Ocado Group PLC	0	734
DKK	10,402	05/05/2028	JPM	Vestas Wind Systems AS	Vestas Wind Systems AS	0	16
USD	10,166	05/05/2028	JPM	Astera Labs, Inc.	Astera Labs, Inc.	0	3,066
	10,032	05/05/2028	JPM	Synopsys, Inc.	Synopsys, Inc.	0	(478)
	10,017	05/05/2028	JPM	SiTime Corp.	SiTime Corp.	0	1,441
	9,985	05/05/2028	MSI	Monolithic Power Systems, Inc.	Monolithic Power Systems, Inc.	0	(213)
	9,974	05/05/2028	JPM	Life360, Inc.	Life360, Inc.	0	(542)
	9,926	05/05/2028	JPM	Universal Display Corp.	Universal Display Corp.	0	331
	9,912	05/05/2028	JPM	PDD Holdings, Inc.	PDD Holdings, Inc.	0	(1,279)
	9,900	05/05/2028	JPM	First Solar, Inc.	First Solar, Inc.	0	1,357
	9,835	05/05/2028	JPM	Progressive Corp.	Progressive Corp.	0	(269)
	9,730	05/05/2028	JPM	Live Nation Entertainment, Inc.	Live Nation Entertainment, Inc.	0	(1,266)
	9,652	05/05/2028	JPM	Axcelis Technologies, Inc.	Axcelis Technologies, Inc.	0	948
	9,556	05/05/2028	JPM	Kinetik Holdings, Inc.	Kinetik Holdings, Inc.	0	(946)
	9,379	05/05/2028	MSI	Carlyle Group, Inc.	Carlyle Group, Inc.	0	(393)
	9,339	05/05/2028	JPM	Xencor, Inc.	Xencor, Inc.	0	2,173
	9,212	05/05/2028	JPM	Western Union Co.	Western Union Co.	0	109
	9,004	05/05/2028	JPM	Dr Reddy's Laboratories Ltd.	Dr Reddy's Laboratories Ltd.	0	960
EUR	8,930	05/05/2028	GST	Kerry Group PLC	Kerry Group PLC	0	(509)
USD	8,674	05/05/2028	JPM	Texas Pacific Land Corp.	Texas Pacific Land Corp.	0	(406)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	8,458	05/05/2028	JPM	Liquidia Corp.	Liquidia Corp.	$0	$(1,417)
	8,348	05/05/2028	JPM	Halozyme Therapeutics, Inc.	Halozyme Therapeutics, Inc.	0	(941)
GBP	8,179	05/05/2028	JPM	Segro PLC	Segro PLC	0	(124)
USD	8,177	05/05/2028	JPM	W&T Offshore, Inc.	W&T Offshore, Inc.	0	362
CHF	8,091	05/05/2028	JPM	Emmi AG	Emmi AG	0	(721)
GBP	8,078	05/05/2028	JPM	Wise PLC	Wise PLC	0	(386)
USD	7,937	05/05/2028	JPM	Dlocal Ltd.	Dlocal Ltd.	0	(933)
	7,880	05/05/2028	JPM	Regeneron Pharmaceuticals, Inc.	Regeneron Pharmaceuticals, Inc.	0	477
	7,770	05/05/2028	JPM	DXC Technology Co.	DXC Technology Co.	0	(571)
	7,529	05/05/2028	JPM	Bio-Techne Corp.	Bio-Techne Corp.	0	100
	7,520	05/05/2028	JPM	ProFrac Holding Corp.	ProFrac Holding Corp.	0	1,457
	7,329	05/05/2028	JPM	Roivant Sciences Ltd.	Roivant Sciences Ltd.	0	251
	7,311	05/05/2028	JPM	Universal Health Services, Inc.	Universal Health Services, Inc.	0	(231)
	7,305	05/05/2028	JPM	Kosmos Energy Ltd.	Kosmos Energy Ltd.	0	1,193
	7,111	05/05/2028	JPM	Tenet Healthcare Corp.	Tenet Healthcare Corp.	0	(779)
	7,042	05/05/2028	JPM	Ensign Group, Inc.	Ensign Group, Inc.	0	(499)
	6,626	05/05/2028	JPM	Baxter International, Inc.	Baxter International, Inc.	0	(635)
	6,367	05/05/2028	JPM	Helmerich & Payne, Inc.	Helmerich & Payne, Inc.	0	333
	6,316	05/05/2028	MSI	Reddit, Inc.	Reddit, Inc.	0	(1,068)
	6,268	05/05/2028	GST	Workday, Inc.	Workday, Inc.	0	(284)
	6,249	05/05/2028	JPM	Nabors Industries Ltd.	Nabors Industries Ltd.	0	641
EUR	6,179	05/05/2028	JPM	Vonovia SE	Vonovia SE	0	(498)
	6,132	05/05/2028	GST	SAP AG	SAP AG	0	(45)
	6,021	05/05/2028	JPM	BE Semiconductor Industries NV	BE Semiconductor Industries NV	0	685
	5,919	05/05/2028	JPM	Aeroports de Paris SA	Aeroports de Paris SA	0	92
	5,896	05/05/2028	JPM	Vinci SA	Vinci SA	0	(63)
USD	5,631	05/05/2028	JPM	NorthWestern Energy Group, Inc.	NorthWestern Energy Group, Inc.	0	(245)
	5,343	05/05/2028	JPM	Devon Energy Corp.	Devon Energy Corp.	0	(10)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,244	05/05/2028	JPM	Tyra Biosciences, Inc.	Tyra Biosciences, Inc.	$0	$661
	5,227	05/05/2028	JPM	Innovage Holding Corp.	Innovage Holding Corp.	0	(40)
	5,029	05/05/2028	JPM	Atlas Energy Solutions, Inc.	Atlas Energy Solutions, Inc.	0	(137)
	5,028	05/05/2028	JPM	HighPeak Energy, Inc.	HighPeak Energy, Inc.	0	353
	5,020	05/05/2028	JPM	HF Sinclair Corp.	HF Sinclair Corp.	0	41
	5,014	05/05/2028	JPM	Vitesse Energy, Inc.	Vitesse Energy, Inc.	0	71
	5,001	05/05/2028	GST	HF Sinclair Corp.	HF Sinclair Corp.	0	22
	4,983	05/05/2028	MSI	Northern Oil & Gas, Inc.	Northern Oil & Gas, Inc.	0	705
	4,947	05/05/2028	GST	Devon Energy Corp.	Devon Energy Corp.	0	139
	4,842	05/05/2028	MSI	Texas Pacific Land Corp.	Texas Pacific Land Corp.	0	(347)
	4,314	05/05/2028	JPM	WaVe Life Sciences Ltd.	WaVe Life Sciences Ltd.	0	473
GBP	4,078	05/05/2028	JPM	Ocado Group PLC	Ocado Group PLC	0	142
USD	4,055	05/05/2028	MSI	Western Union Co.	Western Union Co.	0	(11)
EUR	3,848	05/05/2028	JPM	CTS Eventim	CTS Eventim	0	(318)
	3,808	05/05/2028	JPM	Moncler SpA	Moncler SpA	0	(564)
	3,771	05/05/2028	JPM	Alstom SA	Alstom SA	0	264
	3,676	05/05/2028	JPM	Kesko Oyj	Kesko Oyj	0	(198)
	3,579	05/05/2028	JPM	Kone Oyj	Kone Oyj	0	(74)
USD	3,004	05/05/2028	JPM	Phillips 66	Phillips 66	0	(60)
CAD	2,919	05/05/2028	JPM	Dollarama, Inc.	Dollarama, Inc.	0	21
USD	2,907	05/05/2028	JPM	Transocean Ltd.	Transocean Ltd.	0	96
	2,704	05/05/2028	MSI	Atlas Energy Solutions, Inc.	Atlas Energy Solutions, Inc.	0	110
	2,477	05/05/2028	JPM	Entegris, Inc.	Entegris, Inc.	0	40
EUR	2,467	05/05/2028	JPM	Delivery Hero SE	Delivery Hero SE	0	411
USD	2,444	05/05/2028	JPM	Lam Research Corp.	Lam Research Corp.	0	(68)
	2,433	05/05/2028	JPM	Hilton Worldwide Holdings, Inc.	Hilton Worldwide Holdings, Inc.	0	(127)
	2,430	05/05/2028	JPM	Procter & Gamble Co.	Procter & Gamble Co.	0	(60)
	2,428	05/05/2028	GST	Landbridge Co. LLC	Landbridge Co. LLC	0	28
EUR	2,360	05/05/2028	MSI	Kone Oyj	Kone Oyj	0	(94)
	2,328	05/05/2028	JPM	Shurgard Self Storage Ltd.	Shurgard Self Storage Ltd.	0	38
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,308	05/05/2028	JPM	Palo Alto Networks, Inc.	Palo Alto Networks, Inc.	$0	$(90)
	2,295	05/05/2028	JPM	Motorola Solutions, Inc.	Motorola Solutions, Inc.	0	(52)
	2,236	05/05/2028	JPM	Cavco Industries, Inc.	Cavco Industries, Inc.	0	(308)
	2,142	05/05/2028	JPM	IDEXX Laboratories, Inc.	IDEXX Laboratories, Inc.	0	31
	2,133	05/05/2028	GST	CyberArk Software Ltd.	CyberArk Software Ltd.	0	(92)
	2,109	05/05/2028	JPM	Interactive Brokers Group, Inc.	Interactive Brokers Group, Inc.	0	(283)
	2,081	05/05/2028	MSI	Landbridge Co. LLC	Landbridge Co. LLC	0	264
CHF	2,054	05/05/2028	JPM	VAT Group AG	VAT Group AG	0	(73)
GBP	1,990	05/05/2028	JPM	Rightmove PLC	Rightmove PLC	0	(115)
	1,978	05/05/2028	GST	Unilever PLC	Unilever PLC	0	(17)
USD	1,960	05/05/2028	JPM	Yelp, Inc.	Yelp, Inc.	0	3
	1,913	05/05/2028	JPM	Howmet Aerospace, Inc.	Howmet Aerospace, Inc.	0	(239)
	1,829	05/05/2028	JPM	Comfort Systems USA, Inc.	Comfort Systems USA, Inc.	0	82
	1,813	05/05/2028	JPM	Berkshire Hathaway, Inc.	Berkshire Hathaway, Inc.	0	(61)
	1,757	05/05/2028	GST	Texas Instruments, Inc.	Texas Instruments, Inc.	0	96
	1,742	05/05/2028	JPM	Eaton Corp. PLC	Eaton Corp. PLC	0	110
	1,670	05/05/2028	JPM	Tetra Tech, Inc.	Tetra Tech, Inc.	0	161
	1,660	05/05/2028	JPM	Intel Corp.	Intel Corp.	0	47
	1,622	05/05/2028	JPM	Synchrony Financial	Synchrony Financial	0	(34)
	1,558	05/05/2028	JPM	Atlassian Corp.	Atlassian Corp.	0	(282)
	1,544	05/05/2028	JPM	Brinker International, Inc.	Brinker International, Inc.	0	(458)
	1,541	05/05/2028	JPM	SharkNinja, Inc.	SharkNinja, Inc.	0	(136)
EUR	1,496	05/05/2028	GST	ASML Holding NV	ASML Holding NV	0	53
USD	1,449	05/05/2028	JPM	Stryker Corp.	Stryker Corp.	0	(117)
	1,444	05/05/2028	JPM	Ciena Corp.	Ciena Corp.	0	(37)
	1,444	05/05/2028	JPM	TKO Group Holdings, Inc.	TKO Group Holdings, Inc.	0	(108)
	1,440	05/05/2028	JPM	Ubiquiti, Inc.	Ubiquiti, Inc.	0	(174)
EUR	1,423	05/05/2028	JPM	Brunello Cucinelli SpA	Brunello Cucinelli SpA	0	(205)
USD	1,340	05/05/2028	JPM	Ambarella, Inc.	Ambarella, Inc.	0	(41)
CHF	1,338	05/05/2028	MSI	VAT Group AG	VAT Group AG	0	(84)
EUR	1,302	05/05/2028	MSI	SES-imagotag SA	SES-imagotag SA	0	(26)
USD	1,272	05/05/2028	JPM	FTAI Aviation Ltd.	FTAI Aviation Ltd.	0	468
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,268	05/05/2028	JPM	Discover Financial Services	Discover Financial Services	$0	$(140)
	1,262	05/05/2028	JPM	Group 1 Automotive, Inc.	Group 1 Automotive, Inc.	0	(107)
	1,216	05/05/2028	JPM	O'Reilly Automotive, Inc.	O'Reilly Automotive, Inc.	0	(78)
CHF	1,167	05/05/2028	GST	Galderma Group AG	Galderma Group AG	0	(56)
GBP	1,161	05/05/2028	MSI	Watches of Switzerland Group PLC	Watches of Switzerland Group PLC	0	(272)
EUR	1,149	05/05/2028	JPM	Fielmann Group AG	Fielmann Group AG	0	(35)
	1,110	05/05/2028	MSI	Brunello Cucinelli SpA	Brunello Cucinelli SpA	0	(141)
	1,095	05/05/2028	JPM	Kojamo Oyj	Kojamo Oyj	0	(29)
USD	1,078	05/05/2028	JPM	Alerian MLP ETF	Alerian MLP ETF	0	(56)
GBP	1,034	05/05/2028	JPM	Watches of Switzerland Group PLC	Watches of Switzerland Group PLC	0	(129)
	924	05/05/2028	JPM	Intermediate Capital Group PLC	Intermediate Capital Group PLC	0	(30)
USD	843	05/05/2028	MSI	ASGN, Inc.	ASGN, Inc.	0	49
	820	05/05/2028	GST	ASGN, Inc.	ASGN, Inc.	0	26
	773	05/05/2028	JPM	Hyatt Hotels Corp.	Hyatt Hotels Corp.	0	(18)
EUR	687	05/05/2028	JPM	Nemetschek SE	Nemetschek SE	0	(129)
USD	570	05/05/2028	GST	Tetra Tech, Inc.	Tetra Tech, Inc.	0	18
	548	05/05/2028	MSI	Verisk Analytics, Inc.	Verisk Analytics, Inc.	0	(27)
EUR	197	05/05/2028	JPM	Iberdrola SA	Iberdrola SA	0	(46)
GBP	357	05/05/2028	JPM	WH Smith PLC	WH Smith PLC	0	12
USD	486	05/05/2028	JPM	Centrus Energy Corp.	Centrus Energy Corp.	0	7
	515	05/05/2028	GST	Dynatrace, Inc.	Dynatrace, Inc.	0	4
GBP	732	05/05/2028	MSI	RS Group PLC	RS Group PLC	0	(12)
EUR	785	05/05/2028	MSI	Sampo Oyj	Sampo Oyj	0	11
USD	788	05/05/2028	JPM	Tradeweb Markets, Inc.	Tradeweb Markets, Inc.	0	(27)
	1,001	05/05/2028	MSI	ServiceNow, Inc.	ServiceNow, Inc.	0	18
CHF	1,093	05/05/2028	JPM	Galderma Group AG	Galderma Group AG	0	15
USD	1,293	05/05/2028	JPM	Monolithic Power Systems, Inc.	Monolithic Power Systems, Inc.	0	(18)
	1,304	05/05/2028	MSI	Monolithic Power Systems, Inc.	Monolithic Power Systems, Inc.	0	(29)
GBP	1,404	05/05/2028	JPM	Unilever PLC	Unilever PLC	0	39
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,668	05/05/2028	GST	MediaTek, Inc.	MediaTek, Inc.	$0	$33
	2,210	05/05/2028	MSI	Dynatrace, Inc.	Dynatrace, Inc.	0	42
GBP	2,315	05/05/2028	JPM	Serco Group PLC	Serco Group PLC	0	107
	2,387	05/05/2028	JPM	RS Group PLC	RS Group PLC	0	25
USD	2,413	05/05/2028	GST	Marathon Petroleum Corp.	Marathon Petroleum Corp.	0	(82)
	2,470	05/05/2028	MSI	Ovintiv, Inc.	Ovintiv, Inc.	0	(190)
EUR	2,655	05/05/2028	JPM	Industria De Diseno Textil SA	Industria De Diseno Textil SA	0	145
USD	2,864	05/05/2028	GST	Block, Inc.	Block, Inc.	0	42
EUR	3,036	05/05/2028	JPM	Sampo Oyj	Sampo Oyj	0	70
GBP	3,322	05/05/2028	JPM	Next PLC	Next PLC	0	324
EUR	3,356	05/05/2028	JPM	Heidelberger Cement AG	Heidelberger Cement AG	0	199
	3,697	05/05/2028	JPM	SAP AG	SAP AG	0	343
USD	3,975	05/05/2028	GST	Newamsterdam Pharma Co. NV	Newamsterdam Pharma Co. NV	0	(208)
	4,317	05/05/2028	MSI	Palo Alto Networks, Inc.	Palo Alto Networks, Inc.	0	(75)
	5,030	05/05/2028	MSI	Permian Resources Corp.	Permian Resources Corp.	0	(63)
	5,065	05/05/2028	MSI	WEC Energy Group, Inc.	WEC Energy Group, Inc.	0	196
	5,935	05/05/2028	MSI	Block, Inc.	Block, Inc.	0	422
	6,002	05/05/2028	JPM	Shopify, Inc.	Shopify, Inc.	0	889
	6,377	05/05/2028	GST	Shopify, Inc.	Shopify, Inc.	0	631
	6,487	05/05/2028	GST	DocuSign, Inc.	DocuSign, Inc.	0	381
	6,551	05/05/2028	JPM	Arista Networks, Inc.	Arista Networks, Inc.	0	478
CHF	7,143	05/05/2028	JPM	Holcim AG	Holcim AG	0	436
USD	7,509	05/05/2028	JPM	PACS Group, Inc.	PACS Group, Inc.	0	570
	7,587	05/05/2028	MSI	First Solar, Inc.	First Solar, Inc.	0	119
	8,476	05/05/2028	JPM	Innovex International, Inc.	Innovex International, Inc.	0	93
GBP	8,495	05/05/2028	JPM	Haleon PLC	Haleon PLC	0	69
USD	9,159	05/05/2028	GST	Arista Networks, Inc.	Arista Networks, Inc.	0	751
	9,685	05/05/2028	JPM	Dominion Energy, Inc.	Dominion Energy, Inc.	0	321
	9,820	05/05/2028	JPM	Newamsterdam Pharma Co. NV	Newamsterdam Pharma Co. NV	0	(1,439)
	10,100	05/05/2028	MSI	Energy Transfer LP	Energy Transfer LP	0	222
	10,191	05/05/2028	JPM	Vista Energy SAB de CV	Vista Energy SAB de CV	0	(318)
	10,629	05/05/2028	GST	Celestica, Inc.	Celestica, Inc.	0	483
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CAD	11,485	05/05/2028	JPM	Capital Power Corp.	Capital Power Corp.	$0	$(1,389)
USD	11,978	05/05/2028	GST	Alphabet, Inc.	Alphabet, Inc.	0	358
	13,052	05/05/2028	JPM	Twist Bioscience Corp.	Twist Bioscience Corp.	0	931
	13,363	05/05/2028	JPM	Hologic, Inc.	Hologic, Inc.	0	(305)
	13,784	05/05/2028	JPM	First Solar, Inc.	First Solar, Inc.	0	(1,890)
	14,839	05/05/2028	JPM	Charter Communications, Inc.	Charter Communications, Inc.	0	708
EUR	14,905	05/05/2028	MSI	Delivery Hero SE	Delivery Hero SE	0	(569)
USD	15,211	05/05/2028	JPM	Stryker Corp.	Stryker Corp.	0	1,223
	15,620	05/05/2028	JPM	Bill Holdings, Inc.	Bill Holdings, Inc.	0	1,024
	15,843	05/05/2028	JPM	Tidewater, Inc.	Tidewater, Inc.	0	(522)
	16,216	05/05/2028	MSI	Reddit, Inc.	Reddit, Inc.	0	2,742
	17,469	05/05/2028	JPM	Excelerate Energy, Inc.	Excelerate Energy, Inc.	0	(503)
	18,319	05/05/2028	JPM	Yageo Corp.	Yageo Corp.	0	(1,156)
	18,823	05/05/2028	JPM	DocuSign, Inc.	DocuSign, Inc.	0	1,104
	19,101	05/05/2028	JPM	ICON PLC	ICON PLC	0	(1,781)
	19,439	05/05/2028	MSI	Innovex International, Inc.	Innovex International, Inc.	0	(1,943)
	19,448	05/05/2028	JPM	Sarepta Therapeutics, Inc.	Sarepta Therapeutics, Inc.	0	(2,276)
	19,452	05/05/2028	JPM	Pfizer, Inc.	Pfizer, Inc.	0	(357)
	20,436	05/05/2028	JPM	HCA Healthcare, Inc.	HCA Healthcare, Inc.	0	1,998
EUR	20,522	05/05/2028	JPM	ASML Holding NV	ASML Holding NV	0	453
USD	20,692	05/05/2028	JPM	Quanta Computer, Inc.	Quanta Computer, Inc.	0	(2,040)
	21,285	05/05/2028	JPM	Vaxcyte, Inc.	Vaxcyte, Inc.	0	530
	22,024	05/05/2028	JPM	Crinetics Pharmaceuticals, Inc.	Crinetics Pharmaceuticals, Inc.	0	(4,534)
	23,681	05/05/2028	MSI	MercadoLibre, Inc.	MercadoLibre, Inc.	0	1,308
	24,511	05/05/2028	JPM	MPLX LP	MPLX LP	0	1,598
	24,844	05/05/2028	MSI	Expand Energy Corp.	Expand Energy Corp.	0	(1,476)
	25,531	05/05/2028	GST	Meta Platforms, Inc.	Meta Platforms, Inc.	0	(31)
	26,196	05/05/2028	JPM	Energy Transfer LP	Energy Transfer LP	0	1,001
	26,215	05/05/2028	JPM	Celestica, Inc.	Celestica, Inc.	0	6,504
	26,440	05/05/2028	JPM	MYR Group, Inc.	MYR Group, Inc.	0	(1,665)
GBP	28,897	05/05/2028	GST	WH Smith PLC	WH Smith PLC	0	3,898
USD	30,535	05/05/2028	JPM	NiSource, Inc.	NiSource, Inc.	0	1,133
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	31,327	05/05/2028	GST	Marvell Technology, Inc.	Marvell Technology, Inc.	$0	$(1,757)
	31,782	05/05/2028	GST	MongoDB, Inc.	MongoDB, Inc.	0	(76)
GBP	31,939	05/05/2028	GST	Wise PLC	Wise PLC	0	3,446
USD	33,335	05/05/2028	JPM	Ovintiv, Inc.	Ovintiv, Inc.	0	146
EUR	33,531	05/05/2028	GST	Industria De Diseno Textil SA	Industria De Diseno Textil SA	0	2,685
USD	34,478	05/05/2028	GST	Monolithic Power Systems, Inc.	Monolithic Power Systems, Inc.	0	(60)
	35,647	05/05/2028	JPM	Ryanair Holdings PLC	Ryanair Holdings PLC	0	2,545
	35,681	05/05/2028	JPM	EPAM Systems, Inc.	EPAM Systems, Inc.	0	3,429
	36,973	05/05/2028	MSI	Celestica, Inc.	Celestica, Inc.	0	6,735
CAD	36,978	05/05/2028	JPM	NuVista Energy Ltd.	NuVista Energy Ltd.	0	(1,853)
USD	37,055	05/05/2028	MSI	DocuSign, Inc.	DocuSign, Inc.	0	1,347
	37,159	05/05/2028	GST	Charter Communications, Inc.	Charter Communications, Inc.	0	(537)
HKD	39,473	05/05/2028	JPM	ENN Energy Holdings Ltd.	ENN Energy Holdings Ltd.	0	(190)
CHF	39,992	05/05/2028	GST	Galderma Group AG	Galderma Group AG	0	1,431
USD	40,517	05/05/2028	JPM	Atlassian Corp.	Atlassian Corp.	0	7,340
	41,186	05/05/2028	JPM	Palo Alto Networks, Inc.	Palo Alto Networks, Inc.	0	1,599
	42,108	05/05/2028	MSI	Marvell Technology, Inc.	Marvell Technology, Inc.	0	(1,140)
	43,535	05/05/2028	JPM	Datadog, Inc.	Datadog, Inc.	0	(580)
	44,147	05/05/2028	JPM	Dynatrace, Inc.	Dynatrace, Inc.	0	3,439
	44,148	05/05/2028	JPM	Merck & Co., Inc.	Merck & Co., Inc.	0	(667)
	45,755	05/05/2028	JPM	MongoDB, Inc.	MongoDB, Inc.	0	3,442
GBP	45,774	05/05/2028	GST	Next PLC	Next PLC	0	3,468
USD	46,506	05/05/2028	JPM	Reddit, Inc.	Reddit, Inc.	0	4,978
	46,902	05/05/2028	JPM	Permian Resources Corp.	Permian Resources Corp.	0	(1,238)
GBP	49,407	05/05/2028	GST	Serco Group PLC	Serco Group PLC	0	760
USD	51,382	05/05/2028	JPM	CyberArk Software Ltd.	CyberArk Software Ltd.	0	3,523
	51,522	05/05/2028	GST	Bill Holdings, Inc.	Bill Holdings, Inc.	0	3,637
	52,998	05/05/2028	JPM	Lam Research Corp.	Lam Research Corp.	0	1,468
	55,001	05/05/2028	GST	Tradeweb Markets, Inc.	Tradeweb Markets, Inc.	0	(434)
EUR	57,678	05/05/2028	GST	ASML Holding NV	ASML Holding NV	0	1,646
USD	57,748	05/05/2028	JPM	Alphabet, Inc.	Alphabet, Inc.	0	2,082
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	58,257	05/05/2028	JPM	MediaTek, Inc.	MediaTek, Inc.	$0	$874
	59,076	05/05/2028	JPM	ServiceNow, Inc.	ServiceNow, Inc.	0	(3,065)
	60,007	05/05/2028	MSI	Atlassian Corp.	Atlassian Corp.	0	13,620
	61,040	05/05/2028	JPM	WEC Energy Group, Inc.	WEC Energy Group, Inc.	0	4,670
	61,659	05/05/2028	JPM	UnitedHealth Group, Inc.	UnitedHealth Group, Inc.	0	2,897
EUR	61,920	05/05/2028	GST	Sampo Oyj	Sampo Oyj	0	969
USD	63,470	05/05/2028	GST	Hilton Worldwide Holdings, Inc.	Hilton Worldwide Holdings, Inc.	0	2,084
	65,449	05/05/2028	MSI	Meta Platforms, Inc.	Meta Platforms, Inc.	0	2,780
	70,548	05/05/2028	JPM	Live Nation Entertainment, Inc.	Live Nation Entertainment, Inc.	0	9,171
EUR	70,752	05/05/2028	JPM	RENK Group AG	RENK Group AG	0	5,265
HKD	71,233	05/05/2028	JPM	ShandongWeigao Group Medical Polymer Co. Ltd.	ShandongWeigao Group Medical Polymer Co. Ltd.	0	1,087
USD	74,401	05/05/2028	JPM	ASML Holding NV	ASML Holding NV	0	(3,427)
	74,875	05/05/2028	JPM	Marathon Petroleum Corp.	Marathon Petroleum Corp.	0	1,769
GBP	76,671	05/05/2028	GST	RS Group PLC	RS Group PLC	0	(3,931)
EUR	80,725	05/05/2028	GST	Delivery Hero SE	Delivery Hero SE	0	(11,885)
USD	83,679	05/05/2028	MSI	HubSpot, Inc.	HubSpot, Inc.	0	8,306
	85,878	05/05/2028	JPM	HubSpot, Inc.	HubSpot, Inc.	0	8,445
GBP	86,270	05/05/2028	GST	Haleon PLC	Haleon PLC	0	373
USD	91,555	05/05/2028	MSI	Alphabet, Inc.	Alphabet, Inc.	0	3,021
	92,985	05/05/2028	JPM	Spotify Technology SA	Spotify Technology SA	0	15,079
	94,363	05/05/2028	JPM	KT Corp.	KT Corp.	0	9,010
CHF	95,026	05/05/2028	GST	Holcim AG	Holcim AG	0	5,411
USD	96,101	05/05/2028	JPM	Hyatt Hotels Corp.	Hyatt Hotels Corp.	0	2,318
GBP	101,268	05/05/2028	GST	Unilever PLC	Unilever PLC	0	848
USD	103,021	05/05/2028	JPM	Meta Platforms, Inc.	Meta Platforms, Inc.	0	5,869
	103,027	05/05/2028	JPM	TKO Group Holdings, Inc.	TKO Group Holdings, Inc.	0	7,638
EUR	103,410	05/05/2028	GST	Heidelberger Cement AG	Heidelberger Cement AG	0	4,842
USD	103,664	05/05/2028	MSI	Arista Networks, Inc.	Arista Networks, Inc.	0	1,656
	109,569	05/05/2028	JPM	Matador Resources Co.	Matador Resources Co.	0	(1,573)
	111,745	05/05/2028	MSI	Shopify, Inc.	Shopify, Inc.	0	13,464
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	127,188	05/05/2028	MSI	Charter Communications, Inc.	Charter Communications, Inc.	$0	$1,679
GBP	139,309	05/05/2028	GST	Intermediate Capital Group PLC	Intermediate Capital Group PLC	0	20,230
EUR	140,544	05/05/2028	GST	SAP AG	SAP AG	0	7,134
USD	151,959	05/05/2028	MSI	Lam Research Corp.	Lam Research Corp.	0	10,385
CHF	154,370	05/05/2028	JPM	ABB Ltd.	ABB Ltd.	0	(10,534)
USD	158,768	05/05/2028	JPM	Marvell Technology, Inc.	Marvell Technology, Inc.	0	(9,454)
	159,844	05/05/2028	JPM	Expand Energy Corp.	Expand Energy Corp.	0	(942)
CAD	162,997	05/05/2028	JPM	Peyto Exploration & Development Corp.	Peyto Exploration & Development Corp.	0	(11,046)
GBP	172,440	05/05/2028	JPM	Lloyds Tsb Group PLC	Lloyds Tsb Group PLC	0	27,978
USD	173,212	05/05/2028	JPM	Alphabet, Inc.	Alphabet, Inc.	0	6,121
HKD	186,001	05/05/2028	JPM	ASM Pacific Technology	ASM Pacific Technology	0	(956)
GBP	199,434	05/05/2028	GST	Lloyds Tsb Group PLC	Lloyds Tsb Group PLC	0	15,546
EUR	201,753	05/05/2028	JPM	Safran SA	Safran SA	0	1,749
USD	207,730	05/05/2028	GST	Bank of America Corp.	Bank of America Corp.	0	(1,603)
	208,686	05/05/2028	JPM	MercadoLibre, Inc.	MercadoLibre, Inc.	0	14,288
	216,786	05/05/2028	JPM	Interactive Brokers Group, Inc.	Interactive Brokers Group, Inc.	0	28,921
HKD	228,659	05/05/2028	JPM	Tencent Holdings Ltd.	Tencent Holdings Ltd.	0	1,548
USD	318,311	05/05/2028	JPM	Block, Inc.	Block, Inc.	0	(6,071)
HKD	378,165	05/05/2028	JPM	Sunny Optical Technology Co. Ltd.	Sunny Optical Technology Co. Ltd.	0	2,136
EUR	399,955	05/05/2028	GST	Safran SA	Safran SA	0	12,177
CHF	481,579	05/05/2028	GST	ABB Ltd.	ABB Ltd.	0	(32,302)
USD	594,496	05/05/2028	MSI	Tradeweb Markets, Inc.	Tradeweb Markets, Inc.	0	(9,995)
	623,555	05/05/2028	MSI	Alphabet, Inc.	Alphabet, Inc.	0	14,212
	627,802	05/05/2028	JPM	Citizens Financial Group, Inc.	Citizens Financial Group, Inc.	0	36,798
	630,943	05/05/2028	MSI	Eaton Corp. PLC	Eaton Corp. PLC	0	(31,273)
	1,581,789	05/05/2028	JPM	Bank of America Corp.	Bank of America Corp.	0	(3,654)
SEK	6,839,752	05/05/2028	JPM	Nordea Bank Abp	Nordea Bank Abp	0	24,378
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPY	3,805,420	05/08/2028	JPM	Nintendo Co. Ltd.	Nintendo Co. Ltd.	$0	$(2,511)
	1,530,972	05/08/2028	GST	Nintendo Co. Ltd.	Nintendo Co. Ltd.	0	(1,476)
	3,884,202	05/08/2028	JPM	Ibiden Co. Ltd.	Ibiden Co. Ltd.	0	(2,022)
	17,227,000	05/16/2033	GST	Sumitomo Mitsui Trust Holdings, Inc.	Sumitomo Mitsui Trust Holdings, Inc.	0	(4,070)
	15,721,500	05/16/2033	GST	Japan Exchange Group, Inc.	Japan Exchange Group, Inc.	0	1,335
	15,525,250	05/16/2033	GST	Aozora Bank Ltd.	Aozora Bank Ltd.	0	(483)
	11,628,616	05/16/2033	MSI	Sumitomo Mitsui Financial Group, Inc.	Sumitomo Mitsui Financial Group, Inc.	0	159
	11,514,885	05/16/2033	MSI	Sumitomo Mitsui Trust Group, Inc.	Sumitomo Mitsui Trust Group, Inc.	0	(3,629)
	6,384,400	05/16/2033	GST	T&D Holdings, Inc.	T&D Holdings, Inc.	0	(895)
	5,700,000	05/16/2033	MSI	T&D Holdings, Inc.	T&D Holdings, Inc.	0	(1,485)
SEK	4,549,713	05/16/2033	MSI	Assa Abloy AB	Assa Abloy AB	0	(4,960)
JPY	3,487,905	05/16/2033	MSI	Aozora Bank Ltd.	Aozora Bank Ltd.	0	(724)
USD	2,892,021	05/16/2033	GST	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ High Yield Corporate Bond ETF	0	(1,815)
SEK	2,505,687	05/16/2033	GST	EQT AB	EQT AB	0	(18,283)
JPY	1,994,861	05/16/2033	MSI	Tokyo Electron Ltd.	Tokyo Electron Ltd.	0	529
SEK	1,568,078	05/16/2033	GST	Skandinaviska Enskilda Banken AB	Skandinaviska Enskilda Banken AB	0	3,049
USD	1,452,990	05/16/2033	MSI	Utilities Select Sector SPDR Fund	Utilities Select Sector SPDR Fund	0	(22,524)
EUR	1,299,283	05/16/2033	MSI	Euro Stoxx Bank Price Index	Euro Stoxx Bank Price Index	0	372
	887,541	05/16/2033	MSI	EU Luxury Basket	EU Luxury Basket	0	(13,865)
USD	851,840	05/16/2033	MSI	iShares iBoxx Investment Grade Corporate Bond ETF	iShares iBoxx Investment Grade Corporate Bond ETF	0	(7,840)
CAD	843,339	05/16/2033	MSI	Canadian Imperial Bank of Commerce	Canadian Imperial Bank of Commerce	0	(13,604)
USD	625,836	05/16/2033	MSI	iShares Russell 2000 ETF	iShares Russell 2000 ETF	0	(2,873)
	611,071	05/16/2033	MSI	Energy Select Sector SPDR ETF	Energy Select Sector SPDR ETF	0	36,853
EUR	597,732	05/16/2033	MSI	DJS Banks	DJS Banks	0	(5,157)
DKK	551,282	05/16/2033	GST	Danske Bank AS	Danske Bank AS	0	(1,381)
USD	548,286	05/16/2033	JPM	State Street Corp.	State Street Corp.	0	(17,331)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SEK	437,118	05/16/2033	GST	Munters Group AB	Munters Group AB	$0	$2,890
	411,980	05/16/2033	MSI	Skandinaviska Enskilda Banken AB	Skandinaviska Enskilda Banken AB	0	242
ILS	397,662	05/16/2033	MSI	Bank Hapoalim BM	Bank Hapoalim BM	0	1,462
USD	338,114	05/16/2033	GST	Fifth Third Bancorp	Fifth Third Bancorp	0	4,106
	326,219	05/16/2033	GST	Visa, Inc.	Visa, Inc.	0	(18,315)
CAD	317,323	05/16/2033	JPM	Bank of Nova Scotia	Bank of Nova Scotia	0	4,231
USD	313,296	05/16/2033	MSI	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ High Yield Corporate Bond ETF	0	76
SEK	289,149	05/16/2033	GST	Evolution Gaming Group AB	Evolution Gaming Group AB	0	(329)
DKK	272,669	05/16/2033	MSI	Danske Bank AS	Danske Bank AS	0	(71)
USD	259,189	05/16/2033	JPM	iShares Russell 2000 ETF	iShares Russell 2000 ETF	0	1,907
SEK	252,685	05/16/2033	GST	Yubico AB	Yubico AB	0	(1,555)
CAD	242,241	05/16/2033	MSI	Intact Financial Corp.	Intact Financial Corp.	0	(3,142)
USD	236,145	05/16/2033	JPM	Energy Select Sector SPDR ETF	Energy Select Sector SPDR ETF	0	11,436
	233,084	05/16/2033	MSI	Brookfield Asset Management Ltd.	Brookfield Asset Management Ltd.	0	(24,544)
	228,658	05/16/2033	MSI	VanEck Oil Services ETF	VanEck Oil Services ETF	0	12,629
DKK	228,404	05/16/2033	MSI	ISS A/S	ISS A/S	0	(1,450)
SEK	223,972	05/16/2033	MSI	EQT AB	EQT AB	0	(1,177)
USD	220,500	05/16/2033	JPM	Bank of Nova Scotia	Bank of Nova Scotia	0	7,121
EUR	219,674	05/16/2033	MSI	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	0	(6,240)
USD	215,259	05/16/2033	MSI	Toast, Inc.	Toast, Inc.	0	(25,473)
EUR	204,596	05/16/2033	MSI	Stoxx Europe 600 Financial Services	Stoxx Europe 600 Financial Services	0	(9,097)
JPY	191,302	05/16/2033	GST	Tokyo Electron Ltd.	Tokyo Electron Ltd.	0	51
USD	172,694	05/16/2033	MSI	Apple, Inc.	Apple, Inc.	0	1,358
CAD	164,012	05/16/2033	MSI	Bank of Nova Scotia	Bank of Nova Scotia	0	112
USD	150,257	05/16/2033	GST	Fiserv, Inc.	Fiserv, Inc.	0	(5,076)
AUD	147,761	05/16/2033	MSI	Australian Stock Exchange	Australian Stock Exchange	0	1,373
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	146,817	05/16/2033	MSI	Verizon Communications, Inc.	Verizon Communications, Inc.	$0	$(1,250)
	144,047	05/16/2033	MSI	MSCI, Inc.	MSCI, Inc.	0	2,612
	143,264	05/16/2033	MSI	State Street Corp.	State Street Corp.	0	(6,930)
DKK	132,990	05/16/2033	GST	Novozymes AS	Novozymes AS	0	(181)
USD	132,396	05/16/2033	MSI	Fifth Third Bancorp	Fifth Third Bancorp	0	(933)
	127,386	05/16/2033	MSI	Advanced Micro Devices, Inc.	Advanced Micro Devices, Inc.	0	3,584
	125,555	05/16/2033	MSI	iShares MSCI Emerging Markets ETF	iShares MSCI Emerging Markets ETF	0	(2,733)
	124,373	05/16/2033	MSI	Costco Wholesale Corp.	Costco Wholesale Corp.	0	(6,931)
	120,601	05/16/2033	MSI	Equinix, Inc.	Equinix, Inc.	0	(1,829)
	120,044	05/16/2033	MSI	VICI Properties, Inc.	VICI Properties, Inc.	0	(4,216)
	117,022	05/16/2033	MSI	Equifax, Inc	Equifax, Inc	0	(3,882)
	116,122	05/16/2033	MSI	Invesco QQQ Trust	Invesco QQQ Trust	0	(1,393)
EUR	114,443	05/16/2033	GST	BNP Paribas SA	BNP Paribas SA	0	(5,235)
USD	113,271	05/16/2033	MSI	Applied Materials, Inc.	Applied Materials, Inc.	0	(1,251)
	110,928	05/16/2033	GST	Paylocity Holding Corp.	Paylocity Holding Corp.	0	(4,575)
	108,524	05/16/2033	MSI	Ameriprise Financial, Inc.	Ameriprise Financial, Inc.	0	(1,234)
	103,353	05/16/2033	MSI	eBay, Inc.	eBay, Inc.	0	(3,872)
	101,422	05/16/2033	MSI	Booking Holdings, Inc.	Booking Holdings, Inc.	0	1,934
	101,096	05/16/2033	GST	Fidelity National Information Services, Inc.	Fidelity National Information Services, Inc.	0	(253)
	100,589	05/16/2033	JPM	Walt Disney Co.	Walt Disney Co.	0	(148)
CHF	99,937	05/16/2033	GST	Swiss Re Ltd.	Swiss Re Ltd.	0	(3,084)
HKD	95,760	05/16/2033	MSI	Xiaomi Corp.	Xiaomi Corp.	0	(1,719)
USD	94,453	05/16/2033	MSI	Yum! Brands, Inc.	Yum! Brands, Inc.	0	(3,552)
	93,915	05/16/2033	MSI	McDonald's Corp.	McDonald's Corp.	0	(2,799)
	93,259	05/16/2033	MSI	Restaurant Brands International, Inc.	Restaurant Brands International, Inc.	0	(1,697)
EUR	93,196	05/16/2033	GST	L'Oreal SA	L'Oreal SA	0	(4,859)
USD	90,550	05/16/2033	MSI	Adobe, Inc.	Adobe, Inc.	0	(4,377)
	89,635	05/16/2033	MSI	Comcast Corp.	Comcast Corp.	0	7,168
	89,148	05/16/2033	MSI	Walmart, Inc.	Walmart, Inc.	0	(6,656)
SEK	88,818	05/16/2033	MSI	Axfood AB	Axfood AB	0	(211)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	87,835	05/16/2033	JPM	iShares Semiconductor ETF	iShares Semiconductor ETF	$0	$5,164
EUR	87,540	05/16/2033	MSI	Stoxx Europe 600 Insurance	Stoxx Europe 600 Insurance	0	(3,913)
USD	86,638	05/16/2033	MSI	Thor Industries, Inc.	Thor Industries, Inc.	0	(982)
CAD	85,201	05/16/2033	MSI	Baytex Energy Corp.	Baytex Energy Corp.	0	6,437
USD	84,213	05/16/2033	GST	eBay, Inc.	eBay, Inc.	0	(3,714)
AUD	83,914	05/16/2033	MSI	Woodside Energy Group Ltd.	Woodside Energy Group Ltd.	0	2,172
USD	80,688	05/16/2033	JPM	Fair Isaac Corp.	Fair Isaac Corp.	0	3,872
	80,049	05/16/2033	MSI	PayPal Holdings, Inc.	PayPal Holdings, Inc.	0	947
	78,517	05/16/2033	MSI	Intuit, Inc.	Intuit, Inc.	0	2,125
	76,908	05/16/2033	MSI	Penn Entertainment, Inc.	Penn Entertainment, Inc.	0	(1,640)
	75,439	05/16/2033	GST	QUALCOMM, Inc.	QUALCOMM, Inc.	0	(2,553)
	75,160	05/16/2033	GST	State Street Corp.	State Street Corp.	0	(3,087)
	75,017	05/16/2033	MSI	Salesforce, Inc.	Salesforce, Inc.	0	(3,916)
	74,143	05/16/2033	JPM	RenaissanceRe Holdings Ltd.	RenaissanceRe Holdings Ltd.	0	5,066
	73,490	05/16/2033	MSI	Bank of Nova Scotia	Bank of Nova Scotia	0	880
	73,346	05/16/2033	MSI	Ark Innovation ETF	Ark Innovation ETF	0	(5,242)
	72,372	05/16/2033	MSI	International Business Machines Corp.	International Business Machines Corp.	0	(10,730)
	72,262	05/16/2033	MSI	Red Rock Resorts, Inc.	Red Rock Resorts, Inc.	0	(1,411)
	72,042	05/16/2033	MSI	Crowdstrike Holdings, Inc.	Crowdstrike Holdings, Inc.	0	(7,174)
EUR	71,955	05/16/2033	MSI	Klepierre SA	Klepierre SA	0	(533)
USD	71,845	05/16/2033	MSI	Coupang, Inc.	Coupang, Inc.	0	(3,763)
CAD	71,758	05/16/2033	MSI	Whitecap Resources, Inc.	Whitecap Resources, Inc.	0	2,836
USD	71,425	05/16/2033	MSI	NIKE, Inc.	NIKE, Inc.	0	(5,859)
EUR	71,051	05/16/2033	MSI	CaixaBank SA	CaixaBank SA	0	(371)
SEK	70,492	05/16/2033	GST	Axfood AB	Axfood AB	0	(82)
USD	66,914	05/16/2033	GST	DraftKings, Inc.	DraftKings, Inc.	0	(709)
	66,839	05/16/2033	MSI	MGM Resorts International	MGM Resorts International	0	(3,017)
	66,188	05/16/2033	MSI	Boyd Gaming Corp.	Boyd Gaming Corp.	0	(2,337)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
GBP	66,089	05/16/2033	GST	InterContinental Hotels Group PLC	InterContinental Hotels Group PLC	$0	$(3,522)
USD	65,581	05/16/2033	GST	Accenture PLC	Accenture PLC	0	(5,250)
GBP	65,081	05/16/2033	MSI	Vanguard FTSE 250 UCITS ETF	Vanguard FTSE 250 UCITS ETF	0	(1,538)
USD	65,014	05/16/2033	MSI	Las Vegas Sands Corp.	Las Vegas Sands Corp.	0	(1,256)
	64,685	05/16/2033	GST	Dell Technologies, Inc.	Dell Technologies, Inc.	0	3,354
	64,568	05/16/2033	MSI	Home Depot, Inc.	Home Depot, Inc.	0	(937)
	63,916	05/16/2033	MSI	Five Below, Inc.	Five Below, Inc.	0	521
	63,527	05/16/2033	MSI	Omnicom Group, Inc.	Omnicom Group, Inc.	0	(958)
	60,663	05/16/2033	MSI	Fidelity National Information Services, Inc.	Fidelity National Information Services, Inc.	0	457
	60,351	05/16/2033	GST	Gartner, Inc.	Gartner, Inc.	0	(2,075)
	60,194	05/16/2033	MSI	Monster Beverage Corp.	Monster Beverage Corp.	0	573
	59,429	05/16/2033	MSI	Lyft, Inc.	Lyft, Inc.	0	(621)
EUR	59,164	05/16/2033	GST	Kering SA	Kering SA	0	(1,466)
GBP	58,932	05/16/2033	GST	Legal & General Group PLC	Legal & General Group PLC	0	(3,185)
USD	58,647	05/16/2033	MSI	Floor & Decor Holdings, Inc.	Floor & Decor Holdings, Inc.	0	(1,613)
	58,171	05/16/2033	MSI	Dell Technologies, Inc.	Dell Technologies, Inc.	0	2,434
	58,145	05/16/2033	MSI	Tractor Supply Co.	Tractor Supply Co.	0	(1,380)
	57,202	05/16/2033	MSI	NVIDIA Corp.	NVIDIA Corp.	0	5,692
	56,228	05/16/2033	MSI	QUALCOMM, Inc.	QUALCOMM, Inc.	0	(2,914)
EUR	54,758	05/16/2033	MSI	STOXX Europe 600 Real Estate Index	STOXX Europe 600 Real Estate Index	0	(2,155)
USD	54,227	05/16/2033	MSI	Impinj, Inc.	Impinj, Inc.	0	3,344
	53,396	05/16/2033	GST	Wayfair, Inc.	Wayfair, Inc.	0	285
	53,209	05/16/2033	MSI	Travel + Leisure Co.	Travel + Leisure Co.	0	(2,619)
	52,961	05/16/2033	GST	Floor & Decor Holdings, Inc.	Floor & Decor Holdings, Inc.	0	1,210
	51,770	05/16/2033	JPM	Advanced Micro Devices, Inc.	Advanced Micro Devices, Inc.	0	5,738
	51,583	05/16/2033	JPM	Occidental Petroleum Corp.	Occidental Petroleum Corp.	0	4,560
	51,430	05/16/2033	MSI	KLA Corp.	KLA Corp.	0	(1,723)
	50,864	05/16/2033	GST	Electronic Arts, Inc.	Electronic Arts, Inc.	0	7,231
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	50,119	05/16/2033	MSI	Urban Outfitters, Inc.	Urban Outfitters, Inc.	$0	$629
	49,741	05/16/2033	MSI	Churchill Downs, Inc.	Churchill Downs, Inc.	0	1,298
EUR	49,154	05/16/2033	GST	Infineon Technologies AG	Infineon Technologies AG	0	3,114
USD	48,718	05/16/2033	MSI	Microsoft Corp.	Microsoft Corp.	0	156
CAD	48,177	05/16/2033	MSI	Athabasca Oil Corp.	Athabasca Oil Corp.	0	3,547
	48,113	05/16/2033	MSI	Imperial Oil Ltd.	Imperial Oil Ltd.	0	380
USD	47,874	05/16/2033	MSI	Fomento Economico Mexicano SAB de CV	Fomento Economico Mexicano SAB de CV	0	95
	47,723	05/16/2033	MSI	Target Corp.	Target Corp.	0	1,799
	46,482	05/16/2033	MSI	CarMax, Inc.	CarMax, Inc.	0	(3,103)
	46,405	05/16/2033	GST	Viking Holdings Ltd.	Viking Holdings Ltd.	0	(2,048)
	46,209	05/16/2033	MSI	MSCI USA Momentum Index	MSCI USA Momentum Index	0	(592)
EUR	45,312	05/16/2033	GST	LVMH Moet Hennessy Louis Vuitton SE	LVMH Moet Hennessy Louis Vuitton SE	0	(1,163)
	45,051	05/16/2033	GST	InPost SA	InPost SA	0	961
USD	44,766	05/16/2033	GST	Birkenstock Holding PLC	Birkenstock Holding PLC	0	(121)
	43,409	05/16/2033	MSI	Fair Isaac Corp.	Fair Isaac Corp.	0	2,191
	42,288	05/16/2033	MSI	Norwegian Cruise Line Holdings Ltd.	Norwegian Cruise Line Holdings Ltd.	0	(1,768)
	41,801	05/16/2033	GST	New York Times Co.	New York Times Co.	0	(1,367)
CAD	41,110	05/16/2033	MSI	South Bow Corp.	South Bow Corp.	0	(1,609)
AUD	40,669	05/16/2033	MSI	Santos Ltd.	Santos Ltd.	0	320
USD	40,442	05/16/2033	MSI	Levi Strauss & Co.	Levi Strauss & Co.	0	(1,919)
	39,891	05/16/2033	MSI	On Holding AG	On Holding AG	0	(3,762)
	39,716	05/16/2033	MSI	Marriott Vacations Worldwide Corp.	Marriott Vacations Worldwide Corp.	0	(198)
	39,470	05/16/2033	MSI	iShares Expanded Tech-Software Sector ETF	iShares Expanded Tech-Software Sector ETF	0	(1,481)
	37,991	05/16/2033	MSI	Fiserv, Inc.	Fiserv, Inc.	0	(2,193)
EUR	37,656	05/16/2033	MSI	LVMH Moet Hennessy Louis Vuitton SE	LVMH Moet Hennessy Louis Vuitton SE	0	1,848
USD	37,569	05/16/2033	MSI	Paylocity Holding Corp.	Paylocity Holding Corp.	0	(1,891)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	36,349	05/16/2033	MSI	Park Hotels & Resorts, Inc.	Park Hotels & Resorts, Inc.	$0	$817
	36,248	05/16/2033	JPM	Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan Semiconductor Manufacturing Co. Ltd.	0	1,919
CAD	35,953	05/16/2033	MSI	TC Energy Corp.	TC Energy Corp.	0	497
USD	35,790	05/16/2033	MSI	Pinnacle West Capital Corp.	Pinnacle West Capital Corp.	0	(1,081)
EUR	35,174	05/16/2033	MSI	Merlin Properties Socimi SA	Merlin Properties Socimi SA	0	(2,706)
USD	35,131	05/16/2033	MSI	New Jersey Resources Corp.	New Jersey Resources Corp.	0	(1,119)
CAD	34,788	05/16/2033	MSI	Paramount Resources Ltd.	Paramount Resources Ltd.	0	1,466
USD	34,347	05/16/2033	GST	Walmart, Inc.	Walmart, Inc.	0	(1,875)
	34,218	05/16/2033	MSI	Fabrinet	Fabrinet	0	1,786
	33,874	05/16/2033	MSI	United Microelectronics Corp.	United Microelectronics Corp.	0	1,917
	33,627	05/16/2033	JPM	Analog Devices, Inc.	Analog Devices, Inc.	0	1,208
	33,439	05/16/2033	JPM	American Express Co.	American Express Co.	0	(1,480)
	32,984	05/16/2033	MSI	RenaissanceRe Holdings Ltd.	RenaissanceRe Holdings Ltd.	0	888
EUR	32,814	05/16/2033	GST	Basic-Fit NV	Basic-Fit NV	0	(4,264)
USD	32,469	05/16/2033	GST	Ross Stores, Inc.	Ross Stores, Inc.	0	(353)
	32,379	05/16/2033	GST	Duolingo, Inc.	Duolingo, Inc.	0	(2,564)
	32,278	05/16/2033	GST	Vail Resorts, Inc.	Vail Resorts, Inc.	0	1,486
GBP	32,257	05/16/2033	MSI	Legal & General Group PLC	Legal & General Group PLC	0	(1,671)
USD	32,240	05/16/2033	GST	Cloudflare, Inc.	Cloudflare, Inc.	0	(4,990)
	31,874	05/16/2033	MSI	Vail Resorts, Inc.	Vail Resorts, Inc.	0	231
	31,767	05/16/2033	MSI	nVent Electric PLC	nVent Electric PLC	0	2,346
	31,732	05/16/2033	GST	Apple, Inc.	Apple, Inc.	0	344
	31,609	05/16/2033	MSI	SoFi Technologies, Inc.	SoFi Technologies, Inc.	0	(550)
EUR	31,371	05/16/2033	GST	Covivio SA	Covivio SA	0	(1,145)
SEK	31,276	05/16/2033	MSI	Munters Group AB	Munters Group AB	0	80
USD	30,953	05/16/2033	GST	Comcast Corp.	Comcast Corp.	0	2,173
CAD	30,809	05/16/2033	MSI	Birchcliff Energy Ltd.	Birchcliff Energy Ltd.	0	294
USD	30,605	05/16/2033	GST	Etsy, Inc.	Etsy, Inc.	0	(1,682)
EUR	30,269	05/16/2033	MSI	Kering SA	Kering SA	0	640
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	30,263	05/16/2033	MSI	Venture Global, Inc.	Venture Global, Inc.	$0	$1,633
	30,253	05/16/2033	MSI	Wingstop, Inc.	Wingstop, Inc.	0	(2,814)
	29,963	05/16/2033	MSI	FactSet Research Systems, Inc.	FactSet Research Systems, Inc.	0	(1,348)
GBP	29,448	05/16/2033	GST	Burberry Group PLC	Burberry Group PLC	0	(8,080)
USD	28,718	05/16/2033	GST	Hershey Co.	Hershey Co.	0	808
SEK	28,633	05/16/2033	MSI	Evolution Gaming Group AB	Evolution Gaming Group AB	0	42
CAD	27,716	05/16/2033	MSI	Obsidian Energy Ltd.	Obsidian Energy Ltd.	0	1,960
USD	27,288	05/16/2033	GST	Lyft, Inc.	Lyft, Inc.	0	(185)
	26,771	05/16/2033	MSI	GE HealthCare Technologies, Inc.	GE HealthCare Technologies, Inc.	0	(1,485)
	26,416	05/16/2033	GST	Stevanato Group SpA	Stevanato Group SpA	0	(274)
	25,918	05/16/2033	GST	Insperity, Inc.	Insperity, Inc.	0	1,765
	25,593	05/16/2033	MSI	Microchip Technology, Inc.	Microchip Technology, Inc.	0	1,212
	25,334	05/16/2033	GST	Verizon Communications, Inc.	Verizon Communications, Inc.	0	754
	24,823	05/16/2033	MSI	DoorDash, Inc.	DoorDash, Inc.	0	(2,558)
	24,767	05/16/2033	MSI	Silergy Corp.	Silergy Corp.	0	(1,747)
	24,719	05/16/2033	GST	Akamai Technologies, Inc.	Akamai Technologies, Inc.	0	(1,355)
	24,279	05/16/2033	MSI	New York Times Co.	New York Times Co.	0	(1,025)
	24,109	05/16/2033	MSI	Delta Electronics, Inc.	Delta Electronics, Inc.	0	(2,507)
	24,067	05/16/2033	MSI	Etsy, Inc.	Etsy, Inc.	0	(533)
	24,018	05/16/2033	MSI	Magazine Luiza SA	Magazine Luiza SA	0	(1,157)
	23,898	05/16/2033	MSI	Duolingo, Inc.	Duolingo, Inc.	0	(1,945)
EUR	23,595	05/16/2033	MSI	Northern Data AG	Northern Data AG	0	1,823
USD	23,047	05/16/2033	MSI	Viking Holdings Ltd.	Viking Holdings Ltd.	0	(1,813)
	22,902	05/16/2033	GST	NIKE, Inc.	NIKE, Inc.	0	(1,167)
	21,990	05/16/2033	MSI	SAP SE	SAP SE	0	(1,199)
	21,720	05/16/2033	MSI	Elastic NV	Elastic NV	0	(2,935)
	21,042	05/16/2033	MSI	Electronic Arts, Inc.	Electronic Arts, Inc.	0	2,852
	19,918	05/16/2033	JPM	PepsiCo, Inc.	PepsiCo, Inc.	0	(576)
AUD	19,852	05/16/2033	JPM	Fisher & Paykel Healthcare	Fisher & Paykel Healthcare	0	41
USD	19,728	05/16/2033	MSI	Hershey Co.	Hershey Co.	0	325
AUD	18,418	05/16/2033	MSI	REA Group Ltd.	REA Group Ltd.	0	(818)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	18,389	05/16/2033	MSI	Crocs, Inc.	Crocs, Inc.	$0	$322
	18,271	05/16/2033	GST	Euronet Worldwide, Inc.	Euronet Worldwide, Inc.	0	147
	17,912	05/16/2033	MSI	Petroleo Brasileiro SA	Petroleo Brasileiro SA	0	(532)
	17,885	05/16/2033	MSI	Organon & Co	Organon & Co	0	193
AUD	17,758	05/16/2033	MSI	Pro Medicus Ltd.	Pro Medicus Ltd.	0	(1,079)
USD	17,447	05/16/2033	JPM	Jack Henry & Associates, Inc.	Jack Henry & Associates, Inc.	0	(485)
	16,770	05/16/2033	MSI	Ecopetrol SA	Ecopetrol SA	0	(1,326)
	16,538	05/16/2033	GST	Monster Beverage Corp.	Monster Beverage Corp.	0	171
	16,348	05/16/2033	MSI	Quest Diagnostics, Inc.	Quest Diagnostics, Inc.	0	(940)
	15,740	05/16/2033	GST	Las Vegas Sands Corp.	Las Vegas Sands Corp.	0	(163)
SEK	15,424	05/16/2033	MSI	Yubico AB	Yubico AB	0	(104)
USD	14,822	05/16/2033	JPM	Halliburton Co.	Halliburton Co.	0	823
GBP	14,757	05/16/2033	GST	Greggs PLC	Greggs PLC	0	261
AUD	14,490	05/16/2033	MSI	WiseTech Global Ltd.	WiseTech Global Ltd.	0	(692)
USD	14,180	05/16/2033	GST	Booking Holdings, Inc.	Booking Holdings, Inc.	0	(33)
	14,042	05/16/2033	GST	Brookfield Asset Management Ltd.	Brookfield Asset Management Ltd.	0	(736)
	14,017	05/16/2033	GST	Abercrombie & Fitch Co.	Abercrombie & Fitch Co.	0	766
	13,821	05/16/2033	MSI	Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan Semiconductor Manufacturing Co. Ltd.	0	(1,250)
	13,618	05/16/2033	MSI	Advantech Co. Ltd.	Advantech Co. Ltd.	0	(1,158)
EUR	13,500	05/16/2033	GST	iCade	iCade	0	122
CAD	13,022	05/16/2033	MSI	Constellation Software, Inc.	Constellation Software, Inc.	0	(854)
USD	12,971	05/16/2033	GST	Home Depot, Inc.	Home Depot, Inc.	0	200
	12,916	05/16/2033	MSI	Cintas Corp.	Cintas Corp.	0	(321)
AUD	12,892	05/16/2033	MSI	Cochlear Ltd.	Cochlear Ltd.	0	(332)
GBP	12,650	05/16/2033	MSI	InterContinental Hotels Group PLC	InterContinental Hotels Group PLC	0	(1,221)
SEK	12,604	05/16/2033	JPM	Wallenstam AB	Wallenstam AB	0	(32)
USD	12,543	05/16/2033	JPM	Verizon Communications, Inc.	Verizon Communications, Inc.	0	96
	12,467	05/16/2033	JPM	Intuit, Inc.	Intuit, Inc.	0	437
	12,247	05/16/2033	MSI	Twilio, Inc.	Twilio, Inc.	0	(3,730)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	12,190	05/16/2033	MSI	Sea Ltd.	Sea Ltd.	$0	$(1,207)
	12,186	05/16/2033	MSI	Novatek Microelectronics Corp.	Novatek Microelectronics Corp.	0	(542)
	12,185	05/16/2033	GST	Apollo Global Management, Inc.	Apollo Global Management, Inc.	0	(125)
	12,161	05/16/2033	MSI	Warner Music Group Corp.	Warner Music Group Corp.	0	(908)
AUD	12,159	05/16/2033	MSI	CSL Ltd.	CSL Ltd.	0	(113)
USD	12,149	05/16/2033	MSI	TJX Cos., Inc.	TJX Cos., Inc.	0	(579)
	12,088	05/16/2033	JPM	Cisco Systems, Inc.	Cisco Systems, Inc.	0	(335)
EUR	12,040	05/16/2033	JPM	LVMH Moet Hennessy Louis Vuitton SE	LVMH Moet Hennessy Louis Vuitton SE	0	84
USD	11,983	05/16/2033	MSI	Waystar Holding Corp.	Waystar Holding Corp.	0	(396)
	11,531	05/16/2033	MSI	Intra-Cellular Therapies, Inc.	Intra-Cellular Therapies, Inc.	0	(34)
	11,406	05/16/2033	MSI	Schrodinger, Inc.	Schrodinger, Inc.	0	(3,413)
	11,389	05/16/2033	JPM	Powell Industries, Inc.	Powell Industries, Inc.	0	599
	11,357	05/16/2033	MSI	Chroma ATE, Inc.	Chroma ATE, Inc.	0	(609)
HKD	11,299	05/16/2033	MSI	Gushengtang Holdings Ltd.	Gushengtang Holdings Ltd.	0	(5)
USD	11,175	05/16/2033	GST	Okta, Inc.	Okta, Inc.	0	(603)
	11,108	05/16/2033	MSI	Collegium Pharmaceutical, Inc.	Collegium Pharmaceutical, Inc.	0	283
	11,064	05/16/2033	GST	Pinterest, Inc.	Pinterest, Inc.	0	(307)
	11,039	05/16/2033	MSI	Lowe's Cos., Inc.	Lowe's Cos., Inc.	0	(143)
	11,032	05/16/2033	MSI	Exelixis, Inc.	Exelixis, Inc.	0	1,220
	11,014	05/16/2033	MSI	Rambus, Inc.	Rambus, Inc.	0	(509)
	10,997	05/16/2033	MSI	Wayfair, Inc.	Wayfair, Inc.	0	(177)
	10,869	05/16/2033	MSI	Credo Technology Group Holding Ltd.	Credo Technology Group Holding Ltd.	0	786
	10,446	05/16/2033	GST	KKR & Co., Inc.	KKR & Co., Inc.	0	(413)
DKK	10,439	05/16/2033	MSI	Novozymes AS	Novozymes AS	0	(42)
USD	10,136	05/16/2033	MSI	Teva Pharmaceutical Industries Ltd.	Teva Pharmaceutical Industries Ltd.	0	1,945
	10,133	05/16/2033	MSI	Ross Stores, Inc.	Ross Stores, Inc.	0	(105)
	10,121	05/16/2033	MSI	Invesco Solar ETF	Invesco Solar ETF	0	(154)
	10,099	05/16/2033	MSI	Flowco Holdings, Inc.	Flowco Holdings, Inc.	0	635
	10,093	05/16/2033	MSI	Samsara, Inc.	Samsara, Inc.	0	(1,288)
	10,028	05/16/2033	MSI	Halliburton Co.	Halliburton Co.	0	869
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	10,009	05/16/2033	MSI	Abercrombie & Fitch Co.	Abercrombie & Fitch Co.	$0	$817
	10,009	05/16/2033	MSI	Darling Ingredients, Inc.	Darling Ingredients, Inc.	0	(629)
	9,971	05/16/2033	MSI	Harmony Biosciences Holdings, Inc.	Harmony Biosciences Holdings, Inc.	0	(497)
	9,959	05/16/2033	MSI	GoDaddy, Inc.	GoDaddy, Inc.	0	(674)
	9,957	05/16/2033	JPM	Oracle Corp.	Oracle Corp.	0	(247)
	9,952	05/16/2033	MSI	Super Micro Computer, Inc.	Super Micro Computer, Inc.	0	1,025
	9,951	05/16/2033	GST	Cadence Design Systems, Inc.	Cadence Design Systems, Inc.	0	427
	9,936	05/16/2033	MSI	Delek US Holdings, Inc.	Delek US Holdings, Inc.	0	453
	9,871	05/16/2033	MSI	Cargurus, Inc.	Cargurus, Inc.	0	(517)
	9,859	05/16/2033	GST	Energy Select Sector SPDR ETF	Energy Select Sector SPDR ETF	0	219
EUR	9,858	05/16/2033	MSI	L'Oreal SA	L'Oreal SA	0	(560)
USD	9,834	05/16/2033	MSI	Monday.com Ltd.	Monday.com Ltd.	0	(895)
	9,805	05/16/2033	GST	Salesforce, Inc.	Salesforce, Inc.	0	(446)
	9,799	05/16/2033	MSI	Doximity, Inc.	Doximity, Inc.	0	(1,134)
	9,750	05/16/2033	MSI	Confluent, Inc.	Confluent, Inc.	0	(608)
	9,548	05/16/2033	MSI	Photronics, Inc.	Photronics, Inc.	0	444
	9,500	05/16/2033	MSI	ON Semiconductor Corp.	ON Semiconductor Corp.	0	497
	9,475	05/16/2033	GST	AppLovin Corp.	AppLovin Corp.	0	(874)
	9,430	05/16/2033	MSI	Allegro MicroSystems, Inc.	Allegro MicroSystems, Inc.	0	(278)
	9,313	05/16/2033	JPM	J M Smucker Co.	J M Smucker Co.	0	227
	9,307	05/16/2033	MSI	NVE Corp.	NVE Corp.	0	1,138
	9,147	05/16/2033	MSI	J M Smucker Co.	J M Smucker Co.	0	(580)
	9,066	05/16/2033	MSI	Diodes, Inc.	Diodes, Inc.	0	219
	9,043	05/16/2033	GST	Impinj, Inc.	Impinj, Inc.	0	796
	9,030	05/16/2033	MSI	Ring Energy, Inc.	Ring Energy, Inc.	0	1,256
	8,938	05/16/2033	MSI	Ultra Clean Holdings, Inc.	Ultra Clean Holdings, Inc.	0	(59)
	8,716	05/16/2033	MSI	Illumina, Inc.	Illumina, Inc.	0	221
	8,671	05/16/2033	MSI	Cohu, Inc.	Cohu, Inc.	0	469
	8,569	05/16/2033	MSI	Zeta Global Holdings Corp.	Zeta Global Holdings Corp.	0	(220)
	8,429	05/16/2033	MSI	Recursion Pharmaceuticals, Inc.	Recursion Pharmaceuticals, Inc.	0	(1,077)
	8,395	05/16/2033	MSI	CVS Health Corp.	CVS Health Corp.	0	(699)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	8,354	05/16/2033	GST	SoFi Technologies, Inc.	SoFi Technologies, Inc.	$0	$(25)
	8,254	05/16/2033	MSI	Birkenstock Holding PLC	Birkenstock Holding PLC	0	(143)
	8,219	05/16/2033	MSI	Tempus AI, Inc.	Tempus AI, Inc.	0	(1,021)
	8,198	05/16/2033	MSI	Chemed Corp.	Chemed Corp.	0	(232)
GBP	8,137	05/16/2033	MSI	Greggs PLC	Greggs PLC	0	137
USD	8,115	05/16/2033	MSI	Penumbra, Inc.	Penumbra, Inc.	0	(161)
	8,067	05/16/2033	MSI	Anavex Life Sciences Corp.	Anavex Life Sciences Corp.	0	1,467
	7,965	05/16/2033	MSI	Agilent Technologies, Inc.	Agilent Technologies, Inc.	0	(520)
	7,962	05/16/2033	MSI	TransMedics Group, Inc.	TransMedics Group, Inc.	0	(752)
	7,961	05/16/2033	MSI	Pure Storage, Inc.	Pure Storage, Inc.	0	(378)
	7,923	05/16/2033	MSI	Solventum Corp.	Solventum Corp.	0	(223)
	7,906	05/16/2033	GST	Super Micro Computer, Inc.	Super Micro Computer, Inc.	0	975
	7,709	05/16/2033	MSI	Bruker Corp.	Bruker Corp.	0	(83)
	7,675	05/16/2033	MSI	Becton Dickinson & Co.	Becton Dickinson & Co.	0	(495)
	7,666	05/16/2033	MSI	McKesson Corp.	McKesson Corp.	0	(65)
	7,530	05/16/2033	MSI	Amgen, Inc.	Amgen, Inc.	0	(461)
	7,493	05/16/2033	MSI	Rollins, Inc.	Rollins, Inc.	0	(130)
	7,418	05/16/2033	GST	Adobe, Inc.	Adobe, Inc.	0	(19)
	7,120	05/16/2033	GST	Equinix, Inc.	Equinix, Inc.	0	(189)
	7,014	05/16/2033	MSI	Powertech Technology, Inc.	Powertech Technology, Inc.	0	(135)
	6,885	05/16/2033	MSI	Teleflex, Inc.	Teleflex, Inc.	0	(144)
	6,700	05/16/2033	MSI	Neurocrine Biosciences, Inc.	Neurocrine Biosciences, Inc.	0	(435)
	6,698	05/16/2033	MSI	Intapp, Inc.	Intapp, Inc.	0	(431)
	6,296	05/16/2033	MSI	Talos Energy, Inc.	Talos Energy, Inc.	0	502
EUR	6,261	05/16/2033	JPM	Covivio SA	Covivio SA	0	(424)
USD	6,226	05/16/2033	MSI	PepsiCo, Inc.	PepsiCo, Inc.	0	(254)
	6,206	05/16/2033	GST	NVIDIA Corp.	NVIDIA Corp.	0	(38)
	6,168	05/16/2033	MSI	Sana Biotechnology, Inc.	Sana Biotechnology, Inc.	0	1,023
	6,094	05/16/2033	GST	Intuit, Inc.	Intuit, Inc.	0	79
EUR	6,039	05/16/2033	JPM	L'Oreal SA	L'Oreal SA	0	(431)
	6,014	05/16/2033	JPM	Infineon Technologies AG	Infineon Technologies AG	0	387
USD	5,945	05/16/2033	MSI	Accenture PLC	Accenture PLC	0	(599)
	5,613	05/16/2033	MSI	LENZ Therapeutics, Inc.	LENZ Therapeutics, Inc.	0	(642)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,428	05/16/2033	MSI	FLEX LNG Ltd.	FLEX LNG Ltd.	$0	$173
	5,363	05/16/2033	MSI	Zymeworks, Inc.	Zymeworks, Inc.	0	(214)
	5,299	05/16/2033	MSI	Powell Industries, Inc.	Powell Industries, Inc.	0	(216)
	5,237	05/16/2033	MSI	Analog Devices, Inc.	Analog Devices, Inc.	0	152
EUR	5,009	05/16/2033	JPM	iCade	iCade	0	(178)
USD	4,927	05/16/2033	MSI	Incyte Corp.	Incyte Corp.	0	(116)
	4,633	05/16/2033	MSI	iShares Semiconductor ETF	iShares Semiconductor ETF	0	271
CAD	4,631	05/16/2033	MSI	Discovery Silver Corp.	Discovery Silver Corp.	0	(98)
NZD	4,300	05/16/2033	MSI	Fisher & Paykel Healthcare	Fisher & Paykel Healthcare	0	8
USD	4,178	05/16/2033	GST	VanEck Oil Services ETF	VanEck Oil Services ETF	0	23
GBP	4,065	05/16/2033	JPM	Burberry Group PLC	Burberry Group PLC	0	(948)
USD	3,900	05/16/2033	MSI	Third Harmonic Bio, Inc.	Third Harmonic Bio, Inc.	0	481
	3,796	05/16/2033	MSI	Jack Henry & Associates, Inc.	Jack Henry & Associates, Inc.	0	(34)
EUR	3,513	05/16/2033	MSI	InPost SA	InPost SA	0	(39)
USD	3,493	05/16/2033	MSI	Check Point Software Technologies Ltd.	Check Point Software Technologies Ltd.	0	(431)
	3,443	05/16/2033	MSI	Royalty Pharma PLC	Royalty Pharma PLC	0	(94)
	3,331	05/16/2033	MSI	LifeStance Health Group, Inc.	LifeStance Health Group, Inc.	0	0
	3,240	05/16/2033	GST	WNS Holdings Ltd.	WNS Holdings Ltd.	0	(803)
CAD	3,179	05/16/2033	MSI	Brookfield Corp.	Brookfield Corp.	0	(198)
USD	3,111	05/16/2033	GST	Elastic NV	Elastic NV	0	(379)
	3,026	05/16/2033	JPM	Boston Scientific Corp.	Boston Scientific Corp.	0	(352)
	2,302	05/16/2033	GST	KLA Corp.	KLA Corp.	0	87
	2,252	05/16/2033	GST	Confluent, Inc.	Confluent, Inc.	0	(4)
	2,155	05/16/2033	MSI	Occidental Petroleum Corp.	Occidental Petroleum Corp.	0	102
	2,153	05/16/2033	MSI	Primo Brands Corp.	Primo Brands Corp.	0	(16)
	2,139	05/16/2033	GST	Vertex Pharmaceuticals, Inc.	Vertex Pharmaceuticals, Inc.	0	(169)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
EUR	2,055	05/16/2033	JPM	Kering SA	Kering SA	$0	$28
USD	1,978	05/16/2033	GST	Madison Square Garden Sports Corp.	Madison Square Garden Sports Corp.	0	(1)
	1,935	05/16/2033	MSI	GE Vernova, Inc.	GE Vernova, Inc.	0	71
	1,909	05/16/2033	GST	Snowflake, Inc.	Snowflake, Inc.	0	(88)
AUD	1,909	05/16/2033	MSI	Wesfarmers Ltd.	Wesfarmers Ltd.	0	(99)
USD	1,787	05/16/2033	MSI	Euronet Worldwide, Inc.	Euronet Worldwide, Inc.	0	14
	1,719	05/16/2033	MSI	TopBuild Corp.	TopBuild Corp.	0	5
	1,617	05/16/2033	MSI	Neumora Therapeutics, Inc.	Neumora Therapeutics, Inc.	0	198
	1,612	05/16/2033	GST	iShares Semiconductor ETF	iShares Semiconductor ETF	0	85
	1,584	05/16/2033	GST	Mastercard, Inc.	Mastercard, Inc.	0	(82)
	1,531	05/16/2033	MSI	Skechers USA, Inc.	Skechers USA, Inc.	0	(127)
	1,506	05/16/2033	MSI	EMCOR Group, Inc.	EMCOR Group, Inc.	0	162
	1,436	05/16/2033	GST	PayPal Holdings, Inc.	PayPal Holdings, Inc.	0	19
	1,422	05/16/2033	MSI	Clean Harbors, Inc.	Clean Harbors, Inc.	0	24
EUR	1,344	05/16/2033	MSI	Basic-Fit NV	Basic-Fit NV	0	(155)
USD	1,318	05/16/2033	MSI	Quanta Services, Inc.	Quanta Services, Inc.	0	87
	1,309	05/16/2033	MSI	HealthEquity, Inc.	HealthEquity, Inc.	0	(127)
	1,307	05/16/2033	MSI	Stevanato Group SpA	Stevanato Group SpA	0	(15)
	1,283	05/16/2033	MSI	Pilgrim's Pride Corp.	Pilgrim's Pride Corp.	0	(20)
	1,247	05/16/2033	MSI	Mirion Technologies, Inc.	Mirion Technologies, Inc.	0	43
	1,152	05/16/2033	MSI	Procore Technologies, Inc.	Procore Technologies, Inc.	0	(42)
EUR	1,139	05/16/2033	MSI	iCade	iCade	0	3
	1,134	05/16/2033	MSI	BNP Paribas SA	BNP Paribas SA	0	(51)
GBP	1,126	05/16/2033	MSI	Burberry Group PLC	Burberry Group PLC	0	(334)
EUR	1,122	05/16/2033	MSI	Covivio SA	Covivio SA	0	(7)
USD	1,034	05/16/2033	JPM	Micron Technology, Inc.	Micron Technology, Inc.	0	122
	1,022	05/16/2033	MSI	Insperity, Inc.	Insperity, Inc.	0	47
	876	05/16/2033	JPM	Euronet Worldwide, Inc.	Euronet Worldwide, Inc.	0	(10)
	856	05/16/2033	GST	MKS Instruments, Inc.	MKS Instruments, Inc.	0	63
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	810	05/16/2033	MSI	Akamai Technologies, Inc.	Akamai Technologies, Inc.	$0	$(89)
	781	05/16/2033	MSI	Corning, Inc.	Corning, Inc.	0	(52)
	578	05/16/2033	MSI	WNS Holdings Ltd.	WNS Holdings Ltd.	0	(34)
	458	05/16/2033	MSI	Cloudflare, Inc.	Cloudflare, Inc.	0	(96)
	61	05/16/2033	GST	VICI Properties, Inc.	VICI Properties, Inc.	0	2
	598	05/16/2033	MSI	Intuit, Inc.	Intuit, Inc.	0	3
	753	05/16/2033	GST	TriNet Group, Inc.	TriNet Group, Inc.	0	(6)
	757	05/16/2033	MSI	TriNet Group, Inc.	TriNet Group, Inc.	0	(9)
EUR	907	05/16/2033	MSI	Wartsila OYJ Abp	Wartsila OYJ Abp	0	6
USD	1,153	05/16/2033	MSI	MBX Biosciences, Inc.	MBX Biosciences, Inc.	0	(182)
	1,215	05/16/2033	GST	Snowflake, Inc.	Snowflake, Inc.	0	56
GBP	1,433	05/16/2033	MSI	Bunzl PLC	Bunzl PLC	0	62
USD	2,308	05/16/2033	GST	Cheniere Energy, Inc.	Cheniere Energy, Inc.	0	(71)
	2,604	05/16/2033	MSI	EOG Resources, Inc.	EOG Resources, Inc.	0	(214)
	2,631	05/16/2033	GST	APA Corp.	APA Corp.	0	(196)
	2,772	05/16/2033	MSI	Upstream Bio, Inc.	Upstream Bio, Inc.	0	(284)
	2,865	05/16/2033	MSI	KLA Corp.	KLA Corp.	0	88
	2,911	05/16/2033	MSI	Micron Technology, Inc.	Micron Technology, Inc.	0	(265)
	3,469	05/16/2033	GST	Micron Technology, Inc.	Micron Technology, Inc.	0	(184)
CAD	3,746	05/16/2033	MSI	TransAlta Corp.	TransAlta Corp.	0	(302)
USD	3,782	05/16/2033	MSI	BKV Corp.	BKV Corp.	0	16
	3,948	05/16/2033	GST	Apogee Therapeutics, Inc.	Apogee Therapeutics, Inc.	0	147
EUR	4,074	05/16/2033	MSI	Spie SA	Spie SA	0	184
USD	4,970	05/16/2033	MSI	Vertiv Holdings Co.	Vertiv Holdings Co.	0	296
	5,033	05/16/2033	MSI	Procore Technologies, Inc.	Procore Technologies, Inc.	0	59
	5,035	05/16/2033	JPM	Valero Energy Corp.	Valero Energy Corp.	0	(247)
	5,050	05/16/2033	MSI	Cheniere Energy, Inc.	Cheniere Energy, Inc.	0	(129)
	5,089	05/16/2033	MSI	Solaris Energy Infrastructure, Inc.	Solaris Energy Infrastructure, Inc.	0	(68)
	5,105	05/16/2033	MSI	Williams Cos., Inc.	Williams Cos., Inc.	0	(227)
	5,163	05/16/2033	GST	Valero Energy Corp.	Valero Energy Corp.	0	(242)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,309	05/16/2033	GST	Diamondback Energy, Inc.	Diamondback Energy, Inc.	$0	$(378)
	5,396	05/16/2033	GST	Williams Cos., Inc.	Williams Cos., Inc.	0	(463)
	5,627	05/16/2033	GST	Freshpet, Inc.	Freshpet, Inc.	0	131
EUR	5,833	05/16/2033	JPM	Infineon Technologies AG	Infineon Technologies AG	0	101
USD	5,984	05/16/2033	MSI	agilon health, Inc.	agilon health, Inc.	0	1,103
	6,147	05/16/2033	GST	ROBLOX Corp.	ROBLOX Corp.	0	462
EUR	6,250	05/16/2033	MSI	Thales SA	Thales SA	0	481
GBP	6,313	05/16/2033	MSI	Spectris PLC	Spectris PLC	0	983
USD	6,332	05/16/2033	MSI	Surgery Partners, Inc.	Surgery Partners, Inc.	0	1,646
CHF	6,522	05/16/2033	MSI	BS Group AG	BS Group AG	0	510
USD	6,542	05/16/2033	GST	Surgery Partners, Inc.	Surgery Partners, Inc.	0	1,309
	6,716	05/16/2033	MSI	Apogee Therapeutics, Inc.	Apogee Therapeutics, Inc.	0	149
CHF	7,123	05/16/2033	GST	Tecan Group AG	Tecan Group AG	0	472
USD	7,130	05/16/2033	MSI	Evotec SE	Evotec SE	0	730
	7,327	05/16/2033	GST	Chord Energy Corp.	Chord Energy Corp.	0	(692)
CHF	7,371	05/16/2033	MSI	Tecan Group AG	Tecan Group AG	0	200
USD	7,535	05/16/2033	MSI	Boston Scientific Corp.	Boston Scientific Corp.	0	40
	7,595	05/16/2033	MSI	ConocoPhillips	ConocoPhillips	0	(479)
	7,617	05/16/2033	MSI	Edwards Lifesciences Corp.	Edwards Lifesciences Corp.	0	352
	7,618	05/16/2033	MSI	Huntsman Corp.	Huntsman Corp.	0	(297)
	7,699	05/16/2033	JPM	Exxon Mobil Corp.	Exxon Mobil Corp.	0	(114)
	7,942	05/16/2033	MSI	Akero Therapeutics, Inc.	Akero Therapeutics, Inc.	0	11,310
	8,041	05/16/2033	MSI	Pampa Energia SA	Pampa Energia SA	0	(260)
	8,107	05/16/2033	MSI	Vital Farms, Inc.	Vital Farms, Inc.	0	229
	8,190	05/16/2033	MSI	YPF SA	YPF SA	0	(1,006)
EUR	8,734	05/16/2033	GST	Wartsila OYJ Abp	Wartsila OYJ Abp	0	201
USD	9,116	05/16/2033	MSI	Denali Therapeutics, Inc.	Denali Therapeutics, Inc.	0	763
	9,165	05/16/2033	MSI	Biogen, Inc.	Biogen, Inc.	0	190
	9,401	05/16/2033	GST	Lumentum Holdings, Inc.	Lumentum Holdings, Inc.	0	(1,405)
	9,546	05/16/2033	GST	MKS Instruments, Inc.	MKS Instruments, Inc.	0	(484)
	9,579	05/16/2033	MSI	Enterprise Products Partners LP	Enterprise Products Partners LP	0	(45)
	9,635	05/16/2033	GST	Elastic NV	Elastic NV	0	1,173
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	9,860	05/16/2033	MSI	Evolent Health, Inc.	Evolent Health, Inc.	$0	$475
	10,513	05/16/2033	MSI	Seadrill Ltd.	Seadrill Ltd.	0	(642)
	11,013	05/16/2033	MSI	Unimicron Technology Corp.	Unimicron Technology Corp.	0	157
	11,078	05/16/2033	MSI	APA Corp.	APA Corp.	0	(1,539)
	11,365	05/16/2033	MSI	MKS Instruments, Inc.	MKS Instruments, Inc.	0	(151)
	11,397	05/16/2033	MSI	Danaher Corp.	Danaher Corp.	0	(928)
	11,434	05/16/2033	MSI	Net Power, Inc.	Net Power, Inc.	0	(593)
	12,028	05/16/2033	MSI	Argan, Inc.	Argan, Inc.	0	11
GBP	12,031	05/16/2033	MSI	Hiscox Ltd.	Hiscox Ltd.	0	642
	12,098	05/16/2033	MSI	Beazley PLC	Beazley PLC	0	753
USD	12,153	05/16/2033	MSI	Kymera Therapeutics, Inc.	Kymera Therapeutics, Inc.	0	(1,108)
	12,249	05/16/2033	MSI	IDACORP, Inc.	IDACORP, Inc.	0	284
	12,272	05/16/2033	GST	RH	RH	0	(956)
	12,379	05/16/2033	MSI	Antero Resources Corp.	Antero Resources Corp.	0	(213)
	12,397	05/16/2033	GST	Maplebear, Inc.	Maplebear, Inc.	0	494
	12,721	05/16/2033	MSI	Tenaris SA	Tenaris SA	0	(588)
	12,739	05/16/2033	MSI	BP PLC	BP PLC	0	(98)
	12,769	05/16/2033	GST	On Holding AG	On Holding AG	0	(15)
CAD	13,918	05/16/2033	MSI	Lundin Mining Corp.	Lundin Mining Corp.	0	(756)
USD	14,246	05/16/2033	MSI	Xenon Pharmaceuticals, Inc.	Xenon Pharmaceuticals, Inc.	0	(53)
CAD	14,264	05/16/2033	MSI	Tourmaline Oil Corp.	Tourmaline Oil Corp.	0	(248)
USD	14,573	05/16/2033	MSI	Apellis Pharmaceuticals, Inc.	Apellis Pharmaceuticals, Inc.	0	(10)
	14,867	05/16/2033	MSI	Immunocore Holdings PLC	Immunocore Holdings PLC	0	1,737
	14,869	05/16/2033	GST	ARM Holdings PLC	ARM Holdings PLC	0	607
	15,415	05/16/2033	GST	Walt Disney Co.	Walt Disney Co.	0	187
	15,713	05/16/2033	MSI	Guardant Health, Inc.	Guardant Health, Inc.	0	3,972
	16,070	05/16/2033	GST	AT&T, Inc.	AT&T, Inc.	0	328
	16,448	05/16/2033	GST	Boston Scientific Corp.	Boston Scientific Corp.	0	236
	16,785	05/16/2033	MSI	Pinterest, Inc.	Pinterest, Inc.	0	1,277
GBP	17,414	05/16/2033	MSI	Entain PLC	Entain PLC	0	2,505
CAD	17,467	05/16/2033	MSI	Headwater Exploration, Inc.	Headwater Exploration, Inc.	0	(854)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	17,672	05/16/2033	MSI	SiriusPoint Ltd.	SiriusPoint Ltd.	$0	$77
	18,121	05/16/2033	MSI	Netflix, Inc.	Netflix, Inc.	0	438
	18,209	05/16/2033	GST	Procore Technologies, Inc.	Procore Technologies, Inc.	0	249
	18,390	05/16/2033	MSI	Celldex Therapeutics, Inc.	Celldex Therapeutics, Inc.	0	1,520
	18,546	05/16/2033	GST	Chipotle Mexican Grill, Inc.	Chipotle Mexican Grill, Inc.	0	710
	18,636	05/16/2033	MSI	Option Care Health, Inc.	Option Care Health, Inc.	0	1,400
	18,953	05/16/2033	MSI	Viking Holdings Ltd.	Viking Holdings Ltd.	0	2,616
	18,963	05/16/2033	MSI	Ionis Pharmaceuticals, Inc.	Ionis Pharmaceuticals, Inc.	0	(748)
	19,313	05/16/2033	MSI	ROBLOX Corp.	ROBLOX Corp.	0	2,221
	19,510	05/16/2033	MSI	Trupanion, Inc.	Trupanion, Inc.	0	83
	19,826	05/16/2033	MSI	Charles River Laboratories International, Inc.	Charles River Laboratories International, Inc.	0	(1,043)
DKK	20,399	05/16/2033	MSI	Royal Unibrew AS	Royal Unibrew AS	0	135
USD	20,583	05/16/2033	MSI	Kodiak Gas Services, Inc.	Kodiak Gas Services, Inc.	0	281
	20,717	05/16/2033	MSI	Cytokinetics, Inc.	Cytokinetics, Inc.	0	1,145
	21,251	05/16/2033	MSI	ARM Holdings PLC	ARM Holdings PLC	0	1,564
	21,324	05/16/2033	MSI	Elastic NV	Elastic NV	0	2,881
	21,351	05/16/2033	MSI	Cadence Design Systems, Inc.	Cadence Design Systems, Inc.	0	(220)
	21,477	05/16/2033	MSI	Acadia Healthcare Co., Inc.	Acadia Healthcare Co., Inc.	0	1,033
	21,587	05/16/2033	GST	Pinterest, Inc.	Pinterest, Inc.	0	430
	21,960	05/16/2033	MSI	Five Below, Inc.	Five Below, Inc.	0	(766)
	21,998	05/16/2033	MSI	Encompass Health Corp.	Encompass Health Corp.	0	1,330
	23,737	05/16/2033	MSI	Sempra	Sempra	0	147
	23,756	05/16/2033	MSI	Hasbro, Inc.	Hasbro, Inc.	0	711
	23,832	05/16/2033	MSI	Nexstar Media Group, Inc.	Nexstar Media Group, Inc.	0	70
	23,995	05/16/2033	MSI	SoFi Technologies, Inc.	SoFi Technologies, Inc.	0	(3,071)
	24,179	05/16/2033	GST	SoFi Technologies, Inc.	SoFi Technologies, Inc.	0	(856)
	24,234	05/16/2033	JPM	Micron Technology, Inc.	Micron Technology, Inc.	0	(2,701)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	24,966	05/16/2033	JPM	Take-Two Interactive Software, Inc.	Take-Two Interactive Software, Inc.	$0	$(293)
	25,188	05/16/2033	MSI	AbbVie, Inc.	AbbVie, Inc.	0	1,845
	25,326	05/16/2033	MSI	Waters Corp.	Waters Corp.	0	849
	25,397	05/16/2033	MSI	American Electric Power Co., Inc.	American Electric Power Co., Inc.	0	865
EUR	25,521	05/16/2033	MSI	Infineon Technologies AG	Infineon Technologies AG	0	(1,072)
USD	26,619	05/16/2033	MSI	Cencora, Inc.	Cencora, Inc.	0	1,852
	26,810	05/16/2033	MSI	NVIDIA Corp.	NVIDIA Corp.	0	(2,916)
	27,316	05/16/2033	MSI	Lumentum Holdings, Inc.	Lumentum Holdings, Inc.	0	(1,032)
	28,528	05/16/2033	MSI	Coterra Energy, Inc.	Coterra Energy, Inc.	0	(1,169)
	29,678	05/16/2033	MSI	DoorDash, Inc.	DoorDash, Inc.	0	912
GBP	30,612	05/16/2033	MSI	Lancashire Holdings Ltd.	Lancashire Holdings Ltd.	0	(555)
EUR	30,641	05/16/2033	GST	Linea Directa Aseguradora	Linea Directa Aseguradora	0	4,955
USD	31,303	05/16/2033	MSI	Humana, Inc.	Humana, Inc.	0	1,539
	31,448	05/16/2033	MSI	Qiagen NV	Qiagen NV	0	(461)
	31,507	05/16/2033	MSI	Tapestry, Inc.	Tapestry, Inc.	0	(288)
	31,634	05/16/2033	MSI	DraftKings, Inc.	DraftKings, Inc.	0	2,639
	31,754	05/16/2033	MSI	Guidewire Software, Inc.	Guidewire Software, Inc.	0	6,698
	31,857	05/16/2033	MSI	Valero Energy Corp.	Valero Energy Corp.	0	(1,134)
GBP	32,070	05/16/2033	MSI	Prudential PLC	Prudential PLC	0	1,081
USD	32,461	05/16/2033	MSI	Wynn Resorts Ltd.	Wynn Resorts Ltd.	0	(761)
	32,630	05/16/2033	MSI	Exxon Mobil Corp.	Exxon Mobil Corp.	0	(1,329)
EUR	32,762	05/16/2033	GST	Thales SA	Thales SA	0	1,480
USD	34,629	05/16/2033	MSI	ONEOK, Inc.	ONEOK, Inc.	0	(3,146)
EUR	34,890	05/16/2033	MSI	Unibail-Rodamco- Westfield	Unibail-Rodamco- Westfield	0	631
	35,743	05/16/2033	MSI	AIB Group PLC	AIB Group PLC	0	(255)
USD	35,872	05/16/2033	MSI	AppLovin Corp.	AppLovin Corp.	0	2,935
	35,884	05/16/2033	GST	Danaher Corp.	Danaher Corp.	0	(3,141)
	35,946	05/16/2033	MSI	PayPal Holdings, Inc.	PayPal Holdings, Inc.	0	(425)
	36,204	05/16/2033	MSI	Snowflake, Inc.	Snowflake, Inc.	0	3,365
	37,243	05/16/2033	MSI	Wix.com Ltd.	Wix.com Ltd.	0	(454)
	37,552	05/16/2033	GST	American International Group, Inc.	American International Group, Inc.	0	(1,164)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
EUR	38,315	05/16/2033	MSI	BAWAG Group AG	BAWAG Group AG	$0	$488
USD	39,003	05/16/2033	JPM	TriNet Group, Inc.	TriNet Group, Inc.	0	1,155
	40,268	05/16/2033	GST	AppLovin Corp.	AppLovin Corp.	0	3,713
	41,262	05/16/2033	GST	Stifel Financial Corp.	Stifel Financial Corp.	0	(135)
	41,637	05/16/2033	MSI	Equinor ASA	Equinor ASA	0	(2,725)
	42,866	05/16/2033	MSI	Hynix Semiconductors	Hynix Semiconductors	0	456
	42,876	05/16/2033	GST	Vital Farms, Inc.	Vital Farms, Inc.	0	(54)
	42,893	05/16/2033	GST	Capital One Financial Corp.	Capital One Financial Corp.	0	2,331
	42,974	05/16/2033	GST	GoDaddy, Inc.	GoDaddy, Inc.	0	832
	45,973	05/16/2033	MSI	Okta, Inc.	Okta, Inc.	0	5,471
	46,594	05/16/2033	GST	Exxon Mobil Corp.	Exxon Mobil Corp.	0	(1,940)
EUR	46,967	05/16/2033	GST	Spie SA	Spie SA	0	1,085
USD	47,124	05/16/2033	GST	Broadcom, Inc.	Broadcom, Inc.	0	670
	47,479	05/16/2033	MSI	Capital One Financial Corp.	Capital One Financial Corp.	0	3,244
	48,213	05/16/2033	MSI	Ross Stores, Inc.	Ross Stores, Inc.	0	719
	49,328	05/16/2033	MSI	Abbott Laboratories	Abbott Laboratories	0	5,426
	49,871	05/16/2033	GST	KLA Corp.	KLA Corp.	0	(1,885)
	50,101	05/16/2033	MSI	Canadian Natural Resources Ltd.	Canadian Natural Resources Ltd.	0	(1,630)
	50,601	05/16/2033	GST	Argan, Inc.	Argan, Inc.	0	(13,254)
	50,683	05/16/2033	MSI	HA Sustainable Infrastructure Capital, Inc.	HA Sustainable Infrastructure Capital, Inc.	0	828
SEK	51,198	05/16/2033	MSI	Avanza Bank Holding AB	Avanza Bank Holding AB	0	750
USD	51,407	05/16/2033	MSI	Coinbase Global, Inc.	Coinbase Global, Inc.	0	450
	53,469	05/16/2033	MSI	Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan Semiconductor Manufacturing Co. Ltd.	0	3,753
CAD	54,602	05/16/2033	MSI	Kelt Exploration Ltd.	Kelt Exploration Ltd.	0	(2,120)
EUR	54,792	05/16/2033	GST	Infineon Technologies AG	Infineon Technologies AG	0	(3,143)
USD	55,152	05/16/2033	MSI	ONE Gas, Inc.	ONE Gas, Inc.	0	(195)
	55,561	05/16/2033	MSI	Marqeta, Inc.	Marqeta, Inc.	0	583
	55,996	05/16/2033	MSI	Brunswick Corp.	Brunswick Corp.	0	(1,438)
	56,144	05/16/2033	MSI	Sitio Royalties Corp.	Sitio Royalties Corp.	0	(4,747)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	56,321	05/16/2033	GST	EOG Resources, Inc.	EOG Resources, Inc.	$0	$(4,244)
	60,467	05/16/2033	JPM	Intuit, Inc.	Intuit, Inc.	0	(2,120)
	60,871	05/16/2033	MSI	Chewy, Inc.	Chewy, Inc.	0	2,589
	61,349	05/16/2033	GST	NVIDIA Corp.	NVIDIA Corp.	0	(8,879)
	61,467	05/16/2033	MSI	Take-Two Interactive Software, Inc.	Take-Two Interactive Software, Inc.	0	1,420
	62,098	05/16/2033	JPM	IDACORP, Inc.	IDACORP, Inc.	0	1,117
	62,653	05/16/2033	MSI	Chipotle Mexican Grill, Inc.	Chipotle Mexican Grill, Inc.	0	1,940
GBP	64,041	05/16/2033	MSI	Barratt Redrow PLC	Barratt Redrow PLC	0	6,603
	64,212	05/16/2033	MSI	Newriver Retail Ltd.	Newriver Retail Ltd.	0	4,876
USD	64,448	05/16/2033	MSI	Lojas Renner SA	Lojas Renner SA	0	4,471
	64,679	05/16/2033	MSI	On Holding AG	On Holding AG	0	6,099
	65,574	05/16/2033	GST	Nexstar Media Group, Inc.	Nexstar Media Group, Inc.	0	(149)
	67,381	05/16/2033	GST	Edwards Lifesciences Corp.	Edwards Lifesciences Corp.	0	2,388
	67,882	05/16/2033	MSI	Vertex Pharmaceuticals, Inc.	Vertex Pharmaceuticals, Inc.	0	5,987
GBP	68,305	05/16/2033	GST	Spectris PLC	Spectris PLC	0	11,852
	68,451	05/16/2033	GST	Bunzl PLC	Bunzl PLC	0	546
	68,648	05/16/2033	GST	Entain PLC	Entain PLC	0	3,807
USD	70,461	05/16/2033	JPM	Williams Cos., Inc.	Williams Cos., Inc.	0	(675)
	71,271	05/16/2033	MSI	Liberty Media Corp.-Liberty Formula One	Liberty Media Corp.-Liberty Formula One	0	3,566
	72,263	05/16/2033	MSI	Freshpet, Inc.	Freshpet, Inc.	0	3,233
EUR	72,355	05/16/2033	MSI	KBC Group	KBC Group	0	(23)
USD	72,431	05/16/2033	MSI	Crown Castle, Inc.	Crown Castle, Inc.	0	2,207
	73,164	05/16/2033	GST	Digital Realty Trust, Inc.	Digital Realty Trust, Inc.	0	737
	74,830	05/16/2033	MSI	American International Group, Inc.	American International Group, Inc.	0	(1,612)
	76,532	05/16/2033	GST	Netflix, Inc.	Netflix, Inc.	0	9,423
EUR	76,711	05/16/2033	MSI	Societe Generale SA	Societe Generale SA	0	7,025
	78,310	05/16/2033	GST	Bank of Ireland Group PLC	Bank of Ireland Group PLC	0	4,017
USD	79,146	05/16/2033	MSI	Atmos Energy Corp.	Atmos Energy Corp.	0	802
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	83,362	05/16/2033	GST	Uber Technologies, Inc.	Uber Technologies, Inc.	$0	$(602)
	84,527	05/16/2033	MSI	Golden Entertainment, Inc.	Golden Entertainment, Inc.	0	858
	86,717	05/16/2033	GST	Amazon.com, Inc.	Amazon.com, Inc.	0	1,937
	87,996	05/16/2033	GST	Hasbro, Inc.	Hasbro, Inc.	0	(137)
GBP	90,301	05/16/2033	MSI	Barclays PLC	Barclays PLC	0	353
USD	93,093	05/16/2033	MSI	SBA Communications Corp.	SBA Communications Corp.	0	156
	94,008	05/16/2033	MSI	Dollar Tree, Inc.	Dollar Tree, Inc.	0	3,548
	96,897	05/16/2033	MSI	Kroger Co.	Kroger Co.	0	4,870
	101,476	05/16/2033	MSI	Apple, Inc.	Apple, Inc.	0	(704)
	103,067	05/16/2033	MSI	NU Holdings Ltd.	NU Holdings Ltd.	0	16,530
EUR	103,890	05/16/2033	GST	Unibail-Rodamco- Westfield	Unibail-Rodamco- Westfield	0	9,094
USD	106,270	05/16/2033	MSI	Visa, Inc.	Visa, Inc.	0	8,575
	106,441	05/16/2033	MSI	Chord Energy Corp.	Chord Energy Corp.	0	(12,770)
	108,498	05/16/2033	MSI	Dicks Sporting Goods, Inc.	Dicks Sporting Goods, Inc.	0	6,486
	111,682	05/16/2033	JPM	Netflix, Inc.	Netflix, Inc.	0	12,366
EUR	113,138	05/16/2033	MSI	Linea Directa Aseguradora	Linea Directa Aseguradora	0	20,864
USD	114,228	05/16/2033	GST	Mattel, Inc.	Mattel, Inc.	0	4,061
	117,030	05/16/2033	JPM	Enterprise Products Partners LP	Enterprise Products Partners LP	0	3,742
	118,497	05/16/2033	JPM	ConocoPhillips	ConocoPhillips	0	(1,976)
	118,955	05/16/2033	MSI	BellRing Brands, Inc.	BellRing Brands, Inc.	0	7,435
	119,348	05/16/2033	MSI	Madison Square Garden Sports Corp.	Madison Square Garden Sports Corp.	0	2,460
	123,629	05/16/2033	MSI	Global Payments, Inc.	Global Payments, Inc.	0	4,343
	126,660	05/16/2033	MSI	Burlington Stores, Inc.	Burlington Stores, Inc.	0	(595)
EUR	126,680	05/16/2033	GST	Talanx AG	Talanx AG	0	0
USD	127,310	05/16/2033	MSI	Royal Caribbean Cruises Ltd.	Royal Caribbean Cruises Ltd.	0	15,054
	129,131	05/16/2033	GST	Ross Stores, Inc.	Ross Stores, Inc.	0	1,405
	129,907	05/16/2033	MSI	Deckers Outdoor Corp.	Deckers Outdoor Corp.	0	(18,170)
	135,630	05/16/2033	MSI	Targa Resources Corp.	Targa Resources Corp.	0	(5,742)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	136,755	05/16/2033	MSI	Walt Disney Co.	Walt Disney Co.	$0	$5,587
JPY	137,858	05/16/2033	MSI	Sony Group Corp.	Sony Group Corp.	0	65
USD	142,149	05/16/2033	MSI	Uber Technologies, Inc.	Uber Technologies, Inc.	0	(361)
	142,175	05/16/2033	MSI	Maplebear, Inc.	Maplebear, Inc.	0	8,603
	142,328	05/16/2033	JPM	Boston Scientific Corp.	Boston Scientific Corp.	0	16,535
GBP	149,990	05/16/2033	GST	Hiscox Ltd.	Hiscox Ltd.	0	2,243
USD	152,852	05/16/2033	MSI	Digital Realty Trust, Inc.	Digital Realty Trust, Inc.	0	(9,966)
EUR	153,552	05/16/2033	GST	BAWAG Group AG	BAWAG Group AG	0	1,194
USD	159,795	05/16/2033	MSI	Frontier Communications Parent, Inc.	Frontier Communications Parent, Inc.	0	1,125
	160,986	05/16/2033	MSI	Cisco Systems, Inc.	Cisco Systems, Inc.	0	1,664
EUR	163,900	05/16/2033	GST	Adyen NV	Adyen NV	0	9,148
USD	169,325	05/16/2033	MSI	Diamondback Energy, Inc.	Diamondback Energy, Inc.	0	(14,334)
	170,788	05/16/2033	MSI	Flutter Entertainment PLC	Flutter Entertainment PLC	0	9,427
	173,538	05/16/2033	MSI	Dayforce, Inc.	Dayforce, Inc.	0	1,260
	175,179	05/16/2033	MSI	Stifel Financial Corp.	Stifel Financial Corp.	0	8,907
	175,397	05/16/2033	MSI	RH	RH	0	(4,819)
	184,362	05/16/2033	JPM	Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan Semiconductor Manufacturing Co. Ltd.	0	(2,501)
	193,818	05/16/2033	MSI	EQT Corp.	EQT Corp.	0	(4,879)
EUR	197,771	05/16/2033	GST	KBC Group	KBC Group	0	1,673
CAD	202,584	05/16/2033	MSI	Sun Life Financial, Inc.	Sun Life Financial, Inc.	0	(994)
EUR	211,063	05/16/2033	GST	Banco Santander SA	Banco Santander SA	0	3,093
USD	214,819	05/16/2033	MSI	Broadcom, Inc.	Broadcom, Inc.	0	(3,727)
	215,213	05/16/2033	GST	Bank of New York Mellon Corp.	Bank of New York Mellon Corp.	0	2,534
EUR	216,551	05/16/2033	GST	AIB Group PLC	AIB Group PLC	0	5,673
GBP	220,811	05/16/2033	GST	Beazley PLC	Beazley PLC	0	1,481
USD	225,242	05/16/2033	MSI	AllianceBernstein Holding LP	AllianceBernstein Holding LP	0	(466)
EUR	225,578	05/16/2033	GST	Merlin Properties Socimi SA	Merlin Properties Socimi SA	0	11,670
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CAD	235,006	05/16/2033	MSI	ARC Resources Ltd.	ARC Resources Ltd.	$0	$(13,178)
USD	235,627	05/16/2033	GST	Antero Resources Corp.	Antero Resources Corp.	0	(15,402)
	240,682	05/16/2033	MSI	Energy Select Sector SPDR ETF	Energy Select Sector SPDR ETF	0	(12,818)
	245,350	05/16/2033	GST	Microsoft Corp.	Microsoft Corp.	0	(9,596)
EUR	249,085	05/16/2033	GST	Deutsche Bank AG	Deutsche Bank AG	0	1,845
USD	288,818	05/16/2033	MSI	Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan Semiconductor Manufacturing Co. Ltd.	0	5,277
	288,954	05/16/2033	MSI	AT&T, Inc.	AT&T, Inc.	0	5,725
	293,822	05/16/2033	MSI	Apollo Global Management, Inc.	Apollo Global Management, Inc.	0	10,352
	303,406	05/16/2033	MSI	Amazon.com, Inc.	Amazon.com, Inc.	0	17,700
EUR	317,662	05/16/2033	GST	Societe Generale SA	Societe Generale SA	0	20,005
USD	333,541	05/16/2033	JPM	NVIDIA Corp.	NVIDIA Corp.	0	(65,064)
JPY	336,522	05/16/2033	MSI	Hokuhoku Financial Group, Inc.	Hokuhoku Financial Group, Inc.	0	143
USD	340,217	05/16/2033	JPM	American Express Co.	American Express Co.	0	10,566
PLN	344,765	05/16/2033	GST	Alior Bank SA	Alior Bank SA	0	2,701
USD	379,775	05/16/2033	GST	Apollo Global Management, Inc.	Apollo Global Management, Inc.	0	3,905
SEK	406,696	05/16/2033	MSI	Svenska Handelsbanken AB	Svenska Handelsbanken AB	0	(265)
EUR	428,576	05/16/2033	MSI	Banco Santander SA	Banco Santander SA	0	18,558
DKK	532,726	05/16/2033	GST	Royal Unibrew AS	Royal Unibrew AS	0	3,470
USD	532,889	05/16/2033	MSI	iShares MSCI Brazil ETF	iShares MSCI Brazil ETF	0	22,116
ILS	539,598	05/16/2033	MSI	Bank Leumi Le-Israel BM	Bank Leumi Le-Israel BM	0	(2,399)
USD	540,315	05/16/2033	MSI	Bank of New York Mellon Corp.	Bank of New York Mellon Corp.	0	25,620
	593,870	05/16/2033	MSI	American Express Co.	American Express Co.	0	79
EUR	609,356	05/16/2033	GST	BNP Paribas SA	BNP Paribas SA	0	27,874
USD	647,032	05/16/2033	MSI	Mastercard, Inc.	Mastercard, Inc.	0	33,925
GBP	662,262	05/16/2033	GST	Prudential PLC	Prudential PLC	0	20,647
USD	731,350	05/16/2033	GST	Mastercard, Inc.	Mastercard, Inc.	0	31,811
	797,048	05/16/2033	MSI	KKR & Co., Inc.	KKR & Co., Inc.	0	87,755
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CAD	801,643	05/16/2033	MSI	Royal Bank of Canada	Royal Bank of Canada	$0	$16,950
USD	851,602	05/16/2033	GST	American Express Co.	American Express Co.	0	752
	873,719	05/16/2033	JPM	Amazon.com, Inc.	Amazon.com, Inc.	0	37,071
	992,157	05/16/2033	MSI	Microsoft Corp.	Microsoft Corp.	0	(58,687)
JPY	1,007,925	05/16/2033	JPM	Sony Group Corp.	Sony Group Corp.	0	311
EUR	1,010,016	05/16/2033	MSI	EU Staples	EU Staples	0	5,805
USD	1,068,219	05/16/2033	MSI	SPDR S&P Regional Banking ETF	SPDR S&P Regional Banking ETF	0	2,932
SEK	1,337,220	05/16/2033	GST	Avanza Bank Holding AB	Avanza Bank Holding AB	0	20,873
USD	1,355,037	05/16/2033	MSI	iShares Expanded Tech-Software Sector ETF	iShares Expanded Tech-Software Sector ETF	0	(6,973)
SEK	1,746,408	05/16/2033	GST	Svenska Handelsbanken AB	Svenska Handelsbanken AB	0	2,947
USD	2,107,658	05/16/2033	MSI	Invesco Senior Loan ETF	Invesco Senior Loan ETF	0	(8,973)
JPY	9,804,000	05/16/2033	GST	Resona Holdings, Inc.	Resona Holdings, Inc.	0	1,055
	11,570,120	05/16/2033	MSI	Resona Holdings, Inc.	Resona Holdings, Inc.	0	877
	13,482,639	05/16/2033	MSI	Fukuoka Financial Group, Inc.	Fukuoka Financial Group, Inc.	0	4,758
HUF	14,534,833	05/16/2033	MSI	OTP Bank Nyrt	OTP Bank Nyrt	0	564
JPY	16,448,000	05/16/2033	GST	Fukuoka Financial Group, Inc.	Fukuoka Financial Group, Inc.	0	3,229
	18,168,150	05/16/2033	GST	Hokuhoku Financial Group, Inc.	Hokuhoku Financial Group, Inc.	0	7,405
	18,935,194	05/16/2033	GST	Sony Corp.	Sony Corp.	0	7,588
	23,899,200	05/16/2033	GST	Rakuten Bank Ltd.	Rakuten Bank Ltd.	0	6,515
HUF	72,751,250	05/16/2033	GST	OTP Bank Nyrt	OTP Bank Nyrt	0	2,314
USD	200,350	05/23/2033	GST	Robinhood Markets, Inc.	Robinhood Markets, Inc.	0	(7,814)
	143,120	05/23/2033	GST	BGC Group, Inc.	BGC Group, Inc.	0	(1,210)
	72,368	05/23/2033	GST	iShares JPMorgan USD Emerging Markets Bond ETF	iShares JPMorgan USD Emerging Markets Bond ETF	0	(72)
	67,199	05/23/2033	GST	Flywire Corp.	Flywire Corp.	0	104
	65,124	05/23/2033	GST	Choice Hotels International, Inc.	Choice Hotels International, Inc.	0	(1,469)
	60,546	05/23/2033	GST	IMAX Corp.	IMAX Corp.	0	(755)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	49,714	05/23/2033	GST	Wyndham Hotels & Resorts, Inc.	Wyndham Hotels & Resorts, Inc.	$0	$250
	44,754	05/23/2033	GST	Lattice Semiconductor Corp.	Lattice Semiconductor Corp.	0	1,590
	40,675	05/23/2033	GST	Snap, Inc.	Snap, Inc.	0	(2,351)
	36,022	05/23/2033	GST	GLOBALFOUNDRIES, Inc.	GLOBALFOUNDRIES, Inc.	0	1,021
	27,065	05/23/2033	GST	Cognizant Technology Solutions Corp.	Cognizant Technology Solutions Corp.	0	(1,435)
	26,401	05/23/2033	GST	Revvity, Inc.	Revvity, Inc.	0	(464)
	23,296	05/23/2033	GST	Henry Schein, Inc.	Henry Schein, Inc.	0	(1,824)
	22,391	05/23/2033	GST	Paycom Software, Inc.	Paycom Software, Inc.	0	182
	22,312	05/23/2033	GST	Cooper Cos., Inc.	Cooper Cos., Inc.	0	(281)
	22,205	05/23/2033	GST	Lowe's Cos., Inc.	Lowe's Cos., Inc.	0	362
	21,794	05/23/2033	GST	Medpace Holdings, Inc.	Medpace Holdings, Inc.	0	(203)
	19,787	05/23/2033	GST	Globant SA	Globant SA	0	(265)
	18,102	05/23/2033	GST	ExlService Holdings, Inc.	ExlService Holdings, Inc.	0	(193)
	16,222	05/23/2033	GST	Align Technology, Inc.	Align Technology, Inc.	0	447
	16,110	05/23/2033	GST	Avantor, Inc.	Avantor, Inc.	0	(377)
	14,311	05/23/2033	GST	Automatic Data Processing, Inc.	Automatic Data Processing, Inc.	0	(233)
	13,885	05/23/2033	GST	Merit Medical Systems, Inc.	Merit Medical Systems, Inc.	0	(596)
	13,342	05/23/2033	GST	Skyworks Solutions, Inc.	Skyworks Solutions, Inc.	0	738
	12,581	05/23/2033	GST	Amphenol Corp.	Amphenol Corp.	0	336
	12,525	05/23/2033	GST	Blackstone, Inc.	Blackstone, Inc.	0	304
	12,296	05/23/2033	GST	Avnet, Inc.	Avnet, Inc.	0	673
	12,207	05/23/2033	GST	Amer Sports, Inc.	Amer Sports, Inc.	0	(358)
	11,887	05/23/2033	GST	MaxLinear, Inc.	MaxLinear, Inc.	0	3,377
	11,604	05/23/2033	GST	NXP Semiconductors NV	NXP Semiconductors NV	0	342
	11,341	05/23/2033	GST	Semtech Corp.	Semtech Corp.	0	1,498
	11,139	05/23/2033	GST	Hewlett Packard Enterprise Co.	Hewlett Packard Enterprise Co.	0	1,180
	10,874	05/23/2033	GST	Intuitive Surgical, Inc.	Intuitive Surgical, Inc.	0	580
	10,584	05/23/2033	GST	Teradyne, Inc.	Teradyne, Inc.	0	1,321
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	10,328	05/23/2033	GST	Corcept Therapeutics, Inc.	Corcept Therapeutics, Inc.	$0	$(982)
	10,218	05/23/2033	GST	Silicon Laboratories, Inc.	Silicon Laboratories, Inc.	0	49
	9,867	05/23/2033	GST	Power Integrations, Inc.	Power Integrations, Inc.	0	145
	9,712	05/23/2033	GST	PDF Solutions, Inc.	PDF Solutions, Inc.	0	211
	9,592	05/23/2033	GST	Copart, Inc.	Copart, Inc.	0	(82)
	9,323	05/23/2033	GST	Cirrus Logic, Inc.	Cirrus Logic, Inc.	0	(18)
	9,181	05/23/2033	GST	FormFactor, Inc.	FormFactor, Inc.	0	610
	8,699	05/23/2033	GST	Veeva Systems, Inc.	Veeva Systems, Inc.	0	(399)
	8,687	05/23/2033	GST	Globus Medical, Inc.	Globus Medical, Inc.	0	(29)
	8,596	05/23/2033	GST	Thermo Fisher Scientific, Inc.	Thermo Fisher Scientific, Inc.	0	(370)
	8,390	05/23/2033	GST	CorVel Corp.	CorVel Corp.	0	(415)
	8,372	05/23/2033	GST	ConMed Corp.	ConMed Corp.	0	(98)
	8,136	05/23/2033	GST	Insmed, Inc.	Insmed, Inc.	0	18
	8,059	05/23/2033	GST	Alphatec Holdings, Inc.	Alphatec Holdings, Inc.	0	(441)
	8,058	05/23/2033	GST	Ceribell, Inc.	Ceribell, Inc.	0	(64)
	8,056	05/23/2033	GST	Iovance Biotherapeutics, Inc.	Iovance Biotherapeutics, Inc.	0	258
	8,013	05/23/2033	GST	Integer Holdings Corp.	Integer Holdings Corp.	0	48
	8,006	05/23/2033	GST	Insulet Corp.	Insulet Corp.	0	(67)
	7,919	05/23/2033	GST	Establishment Labs Holdings Corp.	Establishment Labs Holdings Corp.	0	259
	7,909	05/23/2033	GST	CEVA, Inc.	CEVA, Inc.	0	469
	7,891	05/23/2033	GST	UFP Technologies, Inc.	UFP Technologies, Inc.	0	(349)
	7,884	05/23/2033	GST	Butterfly Network, Inc.	Butterfly Network, Inc.	0	(204)
	7,852	05/23/2033	GST	Johnson & Johnson	Johnson & Johnson	0	(212)
	7,847	05/23/2033	GST	Zimmer Biomet Holdings, Inc.	Zimmer Biomet Holdings, Inc.	0	74
	7,716	05/23/2033	GST	Gilead Sciences, Inc.	Gilead Sciences, Inc.	0	(352)
	7,597	05/23/2033	GST	STERIS PLC	STERIS PLC	0	(125)
	7,371	05/23/2033	GST	Zoetis, Inc.	Zoetis, Inc.	0	(148)
	7,340	05/23/2033	GST	ArriVent Biopharma, Inc.	ArriVent Biopharma, Inc.	0	(937)
	7,216	05/23/2033	GST	Enliven Therapeutics, Inc.	Enliven Therapeutics, Inc.	0	46
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	6,760	05/23/2033	GST	Arbutus Biopharma Corp.	Arbutus Biopharma Corp.	$0	$(253)
	6,068	05/23/2033	GST	Ultragenyx Pharmaceutical, Inc.	Ultragenyx Pharmaceutical, Inc.	0	(257)
	4,029	05/23/2033	GST	Aveanna Healthcare Holdings, Inc.	Aveanna Healthcare Holdings, Inc.	0	285
	2,576	05/23/2033	GST	Enphase Energy, Inc.	Enphase Energy, Inc.	0	23
	2,438	05/23/2033	GST	General Electric Co.	General Electric Co.	0	(209)
	2,288	05/23/2033	GST	Q2 Holdings, Inc.	Q2 Holdings, Inc.	0	4
	1,964	05/23/2033	GST	Fox Corp.	Fox Corp.	0	(134)
	1,944	05/23/2033	GST	Marriott International, Inc.	Marriott International, Inc.	0	(90)
	1,763	05/23/2033	GST	Toll Brothers, Inc.	Toll Brothers, Inc.	0	(3)
	1,752	05/23/2033	GST	ARES Management Corp.	ARES Management Corp.	0	(32)
	1,734	05/23/2033	GST	Ralph Lauren Corp.	Ralph Lauren Corp.	0	(14)
	1,482	05/23/2033	GST	AutoNation, Inc.	AutoNation, Inc.	0	(27)
	1,473	05/23/2033	GST	VeriSign, Inc.	VeriSign, Inc.	0	(32)
	1,446	05/23/2033	GST	Cava Group, Inc.	Cava Group, Inc.	0	(175)
	1,343	05/23/2033	GST	Zscaler, Inc.	Zscaler, Inc.	0	(75)
	1,340	05/23/2033	GST	Natera, Inc.	Natera, Inc.	0	(76)
	1,309	05/23/2033	GST	Warner Bros Discovery, Inc.	Warner Bros Discovery, Inc.	0	(90)
	1,301	05/23/2033	GST	Construction Partners, Inc.	Construction Partners, Inc.	0	176
	1,299	05/23/2033	GST	Trimble, Inc.	Trimble, Inc.	0	25
	1,294	05/23/2033	GST	Boot Barn Holdings, Inc.	Boot Barn Holdings, Inc.	0	7
	1,221	05/23/2033	GST	Veracyte, Inc.	Veracyte, Inc.	0	(53)
	1,211	05/23/2033	GST	Axon Enterprise, Inc.	Axon Enterprise, Inc.	0	(93)
	1,098	05/23/2033	GST	Onto Innovation, Inc.	Onto Innovation, Inc.	0	75
	991	05/23/2033	GST	Liberty Broadband Corp.	Liberty Broadband Corp.	0	2
	1,365	05/23/2033	GST	Bicara Therapeutics, Inc.	Bicara Therapeutics, Inc.	0	61
	4,475	05/23/2033	GST	Informatica, Inc.	Informatica, Inc.	0	148
	5,657	05/23/2033	GST	Autolus Therapeutics PLC	Autolus Therapeutics PLC	0	52
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,933	05/23/2033	GST	Syndax Pharmaceuticals, Inc.	Syndax Pharmaceuticals, Inc.	$0	$217
	6,505	05/23/2033	GST	Prothena Corp. PLC	Prothena Corp. PLC	0	55
	7,190	05/23/2033	GST	Ardent Health Partners, Inc.	Ardent Health Partners, Inc.	0	400
	7,808	05/23/2033	GST	Immatics NV	Immatics NV	0	101
	8,604	05/23/2033	GST	Nurix Therapeutics, Inc.	Nurix Therapeutics, Inc.	0	48
	9,910	05/23/2033	GST	PTC Therapeutics, Inc.	PTC Therapeutics, Inc.	0	138
	10,324	05/23/2033	GST	Alkermes PLC	Alkermes PLC	0	490
	10,383	05/23/2033	GST	Natera, Inc.	Natera, Inc.	0	587
	11,935	05/23/2033	GST	Avidity Biosciences, Inc.	Avidity Biosciences, Inc.	0	809
	12,287	05/23/2033	GST	Genius Sports Ltd.	Genius Sports Ltd.	0	(110)
	12,796	05/23/2033	GST	Merus NV	Merus NV	0	386
	12,987	05/23/2033	GST	Centene Corp.	Centene Corp.	0	75
	13,665	05/23/2033	GST	Rocket Pharmaceuticals, Inc.	Rocket Pharmaceuticals, Inc.	0	780
	13,839	05/23/2033	GST	Onto Innovation, Inc.	Onto Innovation, Inc.	0	(939)
	14,012	05/23/2033	GST	Nuvalent, Inc.	Nuvalent, Inc.	0	1,348
	15,292	05/23/2033	GST	Amicus Therapeutics, Inc.	Amicus Therapeutics, Inc.	0	113
	15,351	05/23/2033	GST	Elanco Animal Health, Inc.	Elanco Animal Health, Inc.	0	(13)
	15,860	05/23/2033	GST	Zai Lab Ltd.	Zai Lab Ltd.	0	726
	16,359	05/23/2033	GST	Molina Healthcare, Inc.	Molina Healthcare, Inc.	0	713
	17,369	05/23/2033	GST	Paycom Software, Inc.	Paycom Software, Inc.	0	(141)
	17,758	05/23/2033	GST	Hims & Hers Health, Inc.	Hims & Hers Health, Inc.	0	4,275
	17,852	05/23/2033	GST	Navigator Holdings Ltd.	Navigator Holdings Ltd.	0	(96)
	18,496	05/23/2033	GST	Clearwater Analytics Holdings, Inc.	Clearwater Analytics Holdings, Inc.	0	(277)
	20,874	05/23/2033	GST	Glaukos Corp.	Glaukos Corp.	0	(380)
	20,937	05/23/2033	GST	Blueprint Medicines Corp.	Blueprint Medicines Corp.	0	107
	22,211	05/23/2033	GST	Disc Medicine, Inc.	Disc Medicine, Inc.	0	(1,732)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	24,698	05/23/2033	GST	Bristol-Myers Squibb Co.	Bristol-Myers Squibb Co.	$0	$827
	25,145	05/23/2033	GST	Affirm Holdings, Inc.	Affirm Holdings, Inc.	0	1,909
	25,544	05/23/2033	GST	Amkor Technology, Inc.	Amkor Technology, Inc.	0	(2,017)
	26,171	05/23/2033	GST	Evercore, Inc.	Evercore, Inc.	0	335
	27,810	05/23/2033	GST	CG oncology, Inc.	CG oncology, Inc.	0	65
	27,998	05/23/2033	GST	Exact Sciences Corp.	Exact Sciences Corp.	0	924
	28,433	05/23/2033	GST	REVOLUTION Medicines, Inc.	REVOLUTION Medicines, Inc.	0	1,975
	41,457	05/23/2033	GST	WEX, Inc.	WEX, Inc.	0	102
	46,262	05/23/2033	GST	Flex Ltd.	Flex Ltd.	0	(2,738)
	48,144	05/23/2033	GST	Zscaler, Inc.	Zscaler, Inc.	0	2,706
	52,531	05/23/2033	GST	Light & Wonder, Inc.	Light & Wonder, Inc.	0	(1,895)
	54,588	05/23/2033	GST	Alnylam Pharmaceuticals, Inc.	Alnylam Pharmaceuticals, Inc.	0	1,302
	58,875	05/23/2033	GST	United Therapeutics Corp.	United Therapeutics Corp.	0	(2,688)
	64,418	05/23/2033	GST	Marriott International, Inc.	Marriott International, Inc.	0	1,836
	78,688	05/23/2033	GST	Gitlab, Inc.	Gitlab, Inc.	0	7,533
	89,410	05/23/2033	GST	Intuitive Surgical, Inc.	Intuitive Surgical, Inc.	0	(4,772)
	89,824	05/23/2033	GST	Eli Lilly & Co.	Eli Lilly & Co.	0	8,316
	107,277	05/23/2033	GST	Caesars Entertainment, Inc.	Caesars Entertainment, Inc.	0	5,704
	123,748	05/23/2033	GST	Camping World Holdings, Inc.	Camping World Holdings, Inc.	0	2,739
	131,574	05/23/2033	GST	Viper Energy, Inc.	Viper Energy, Inc.	0	(8,649)
	421,382	05/23/2033	GST	TransUnion	TransUnion	0	12,638
	775,959	05/23/2033	GST	ARES Management Corp.	ARES Management Corp.	0	13,948
	1,041,652	05/23/2033	GST	GS US Retail	GS US Retail	0	(16,025)
	2,061,624	05/23/2033	GST	Wells Fargo & Co.	Wells Fargo & Co.	0	25,158
JPY	29,568,750	05/24/2033	GST	Daiwa Securities Group, Inc.	Daiwa Securities Group, Inc.	0	(17,209)
	19,538,332	05/24/2033	GST	Millea Holdings, Inc.	Millea Holdings, Inc.	0	3,749
	13,399,650	05/24/2033	GST	Shizuoka Financial Group, Inc.	Shizuoka Financial Group, Inc.	0	(2,302)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPY	5,292,441	05/24/2033	GST	Tokyo Seimitsu Co., Ltd.	Tokyo Seimitsu Co., Ltd.	$0	$841
	4,522,500	05/24/2033	GST	Century Tokyo Leasing Corp.	Century Tokyo Leasing Corp.	0	19
	3,935,162	05/24/2033	GST	Nikon Corp.	Nikon Corp.	0	353
	3,432,468	05/24/2033	GST	Tempur Sealy International, Inc.	Tempur Sealy International, Inc.	0	(633)
	3,041,106	05/24/2033	GST	Shin-Etsu Chemical Co. Ltd.	Shin-Etsu Chemical Co. Ltd.	0	994
	2,006,400	05/24/2033	GST	Asics Corp.	Asics Corp.	0	(730)
	1,869,875	05/24/2033	GST	Recruit Holdings Co. Ltd.	Recruit Holdings Co. Ltd.	0	(277)
	1,786,860	05/24/2033	GST	Takeda Pharmaceutical Co.	Takeda Pharmaceutical Co.	0	7,136
	1,746,000	05/24/2033	GST	Fast Retailing Co. Ltd.	Fast Retailing Co. Ltd.	0	(588)
	1,691,750	05/24/2033	GST	Keyence Corp.	Keyence Corp.	0	68
	1,564,680	05/24/2033	GST	Lasertec Corp.	Lasertec Corp.	0	(285)
	1,535,410	05/24/2033	GST	NTT Data Group Corp.	NTT Data Group Corp.	0	(452)
	1,524,880	05/24/2033	GST	Fujitsu Ltd.	Fujitsu Ltd.	0	(1,067)
	1,522,134	05/24/2033	GST	Canon, Inc.	Canon, Inc.	0	(184)
	1,507,686	05/24/2033	GST	Denso Corp.	Denso Corp.	0	(128)
AUD	1,364,043	05/24/2033	GST	GS Australia Banks	GS Australia Banks	0	(35,136)
JPY	1,299,600	05/24/2033	GST	Ono Pharmaceutical Co. Ltd.	Ono Pharmaceutical Co. Ltd.	0	59
SEK	1,293,500	05/24/2033	GST	Nordnet AB	Nordnet AB	0	(6,737)
JPY	1,283,602	05/24/2033	GST	ENEOS Holdings, Inc.	ENEOS Holdings, Inc.	0	421
	1,260,900	05/24/2033	GST	Hoya Corp.	Hoya Corp.	0	16
	1,179,992	05/24/2033	GST	M3, Inc.	M3, Inc.	0	(156)
	1,174,730	05/24/2033	GST	Sysmex Corp.	Sysmex Corp.	0	(133)
	1,169,280	05/24/2033	GST	Takeda Pharmaceutical Co.	Takeda Pharmaceutical Co.	0	(331)
	1,139,850	05/24/2033	GST	Shionogi & Co. Ltd.	Shionogi & Co. Ltd.	0	(181)
	1,135,094	05/24/2033	GST	Terumo Corp.	Terumo Corp.	0	(13)
SEK	994,025	05/24/2033	GST	Fabege AB	Fabege AB	0	(162)
DKK	930,204	05/24/2033	GST	Ringkøbing Landbobank	Ringkøbing Landbobank	0	1,418
JPY	923,336	05/24/2033	GST	Shimadzu Corp.	Shimadzu Corp.	0	(196)
	876,308	05/24/2033	GST	Kyowa Hakko Kogyo Co., Ltd.	Kyowa Hakko Kogyo Co., Ltd.	0	(64)
DKK	864,585	05/24/2033	GST	Ambu A/S	Ambu A/S	0	3,177
SEK	712,294	05/24/2033	GST	Castellum AB	Castellum AB	0	(1,142)
JPY	456,337	05/24/2033	GST	Capcom Co. Ltd.	Capcom Co. Ltd.	0	(246)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SEK	403,763	05/24/2033	GST	H & M Hennes & Mauritz AB	H & M Hennes & Mauritz AB	$0	$220
JPY	368,503	05/24/2033	GST	Hitachi Ltd.	Hitachi Ltd.	0	(92)
	362,551	05/24/2033	GST	TDK Corp.	TDK Corp.	0	(12)
SEK	348,863	05/24/2033	GST	Elekta AB	Elekta AB	0	(910)
	296,856	05/24/2033	GST	Hufvudstaden AB	Hufvudstaden AB	0	(830)
JPY	224,880	05/24/2033	GST	Advantest Corp.	Advantest Corp.	0	110
	220,100	05/24/2033	GST	Disco Corp.	Disco Corp.	0	(23)
DKK	212,940	05/24/2033	GST	ChemoMetec A/S	ChemoMetec A/S	0	(3,101)
PLN	208,800	05/24/2033	GST	Bank Polska Kasa Opieki SA	Bank Polska Kasa Opieki SA	0	(4,581)
NOK	185,367	05/24/2033	GST	Aker BP ASA	Aker BP ASA	0	1,008
SEK	172,159	05/24/2033	GST	engcon AB	engcon AB	0	(309)
PLN	163,140	05/24/2033	GST	PKO Bank Polski SA	PKO Bank Polski SA	0	(3,617)
CHF	122,522	05/24/2033	GST	Zurich Insurance Group AG	Zurich Insurance Group AG	0	(5,953)
NOK	119,864	05/24/2033	GST	Entra ASA	Entra ASA	0	(355)
DKK	112,194	05/24/2033	GST	Coloplast AS	Coloplast AS	0	(327)
SEK	110,566	05/24/2033	GST	BoneSupport AB	BoneSupport AB	0	704
PLN	110,460	05/24/2033	GST	LPP SA	LPP SA	0	(1,174)
	108,787	05/24/2033	GST	Zabka Group SA	Zabka Group SA	0	495
JPY	108,628	05/24/2033	GST	Mitsubishi Heavy Industries Ltd.	Mitsubishi Heavy Industries Ltd.	0	(70)
SEK	103,584	05/24/2033	GST	Swedish Orphan Biovitrum AB	Swedish Orphan Biovitrum AB	0	(107)
EUR	100,804	05/24/2033	GST	Hannover Rueck SE	Hannover Rueck SE	0	370
PLN	91,749	05/24/2033	GST	Dino Polska SA	Dino Polska SA	0	(472)
GBP	89,084	05/24/2033	GST	Aviva PLC	Aviva PLC	0	(4,435)
SEK	75,114	05/24/2033	GST	Getinge AB	Getinge AB	0	(801)
EUR	74,094	05/24/2033	GST	Gecina SA	Gecina SA	0	(2,142)
CHF	71,280	05/24/2033	GST	Banque Cantonale Vaudoise	Banque Cantonale Vaudoise	0	(2,555)
EUR	63,861	05/24/2033	GST	Amplifon SpA	Amplifon SpA	0	421
	63,354	05/24/2033	GST	Siemens Healthineers AG	Siemens Healthineers AG	0	(3,615)
SEK	58,897	05/24/2033	GST	Truecaller AB	Truecaller AB	0	(1,036)
DKK	56,990	05/24/2033	GST	ALK-Abello AS	ALK-Abello AS	0	(747)
EUR	55,364	05/24/2033	GST	Corporacion Mapfre SA	Corporacion Mapfre SA	0	(1,091)
	48,156	05/24/2033	GST	Gerresheimer AG	Gerresheimer AG	0	(119)
	42,041	05/24/2033	GST	TRATON SE	TRATON SE	0	(3,356)
	41,356	05/24/2033	GST	Eurofins Scientific SE	Eurofins Scientific SE	0	(3,642)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
EUR	40,536	05/24/2033	GST	Piraeus Financial Holdings SA	Piraeus Financial Holdings SA	$0	$(106)
GBP	40,357	05/24/2033	GST	Auto Trader Group PLC	Auto Trader Group PLC	0	(384)
EUR	38,094	05/24/2033	GST	Stellantis NV	Stellantis NV	0	(351)
	37,410	05/24/2033	GST	Repsol SA	Repsol SA	0	778
CAD	36,760	05/24/2033	GST	Enbridge, Inc.	Enbridge, Inc.	0	429
CHF	36,662	05/24/2033	GST	Straumann Holding AG	Straumann Holding AG	0	(1,829)
EUR	35,151	05/24/2033	GST	Amadeus IT Group SA	Amadeus IT Group SA	0	(1,691)
PLN	32,938	05/24/2033	GST	CD Projekt SA	CD Projekt SA	0	210
CHF	31,941	05/24/2033	GST	Sonova Holding AG	Sonova Holding AG	0	(1,734)
	30,891	05/24/2033	GST	Partners Group Holding AG	Partners Group Holding AG	0	(1,264)
EUR	28,689	05/24/2033	GST	Ferrari NV	Ferrari NV	0	375
	28,635	05/24/2033	GST	Valmet Corp.	Valmet Corp.	0	(830)
	27,897	05/24/2033	GST	Publicis Groupe SA	Publicis Groupe SA	0	(751)
	24,880	05/24/2033	GST	EDP Renovaveis SA	EDP Renovaveis SA	0	1,162
	23,324	05/24/2033	GST	Nagarro SE	Nagarro SE	0	(1,346)
	22,604	05/24/2033	GST	Recordati Industria Chimica e Farmaceutica SpA	Recordati Industria Chimica e Farmaceutica SpA	0	(1,786)
	21,016	05/24/2033	GST	Merck KGaA	Merck KGaA	0	(677)
	20,778	05/24/2033	GST	Intercos SpA	Intercos SpA	0	417
	18,466	05/24/2033	GST	Airbus SE	Airbus SE	0	(435)
	18,122	05/24/2033	GST	Schneider Electric SE	Schneider Electric SE	0	(546)
	17,338	05/24/2033	GST	Sartorius AG	Sartorius AG	0	(3,225)
	17,151	05/24/2033	GST	Grifols SA	Grifols SA	0	1,116
NOK	16,588	05/24/2033	GST	Kongsberg Gruppen ASA	Kongsberg Gruppen ASA	0	(81)
CHF	16,358	05/24/2033	GST	Sika AG	Sika AG	0	(484)
EUR	14,926	05/24/2033	GST	Sanofi SA	Sanofi SA	0	(871)
	13,971	05/24/2033	GST	Orion Oyj	Orion Oyj	0	(1,038)
	13,825	05/24/2033	GST	BioMerieux	BioMerieux	0	(845)
	12,490	05/24/2033	GST	Hermes International SCA	Hermes International SCA	0	(1,175)
	11,203	05/24/2033	GST	ASM International NV	ASM International NV	0	1,037
GBP	11,047	05/24/2033	GST	Derwent London PLC	Derwent London PLC	0	(381)
EUR	10,976	05/24/2033	GST	Acciona SA	Acciona SA	0	316
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
GBP	10,310	05/24/2033	GST	Intertek Testing Services	Intertek Testing Services	$0	$(269)
	10,164	05/24/2033	GST	Grainger PLC	Grainger PLC	0	(183)
EUR	10,048	05/24/2033	GST	QT Group OYJ	QT Group OYJ	0	(293)
CHF	9,358	05/24/2033	GST	Alcon, Inc.	Alcon, Inc.	0	(759)
EUR	9,306	05/24/2033	GST	STMicroelectronics NV	STMicroelectronics NV	0	1,143
	8,803	05/24/2033	GST	AUTO1 Group SE	AUTO1 Group SE	0	(816)
	8,378	05/24/2033	GST	Ipsen SA	Ipsen SA	0	283
GBP	8,151	05/24/2033	GST	Diversified Energy Co. PLC	Diversified Energy Co. PLC	0	(70)
EUR	8,044	05/24/2033	GST	Bayer AG	Bayer AG	0	(141)
	7,843	05/24/2033	GST	EssilorLuxottica SA	EssilorLuxottica SA	0	(685)
GBP	7,701	05/24/2033	GST	Great Portland Estates PLC	Great Portland Estates PLC	0	(379)
EUR	7,676	05/24/2033	GST	Fresenius SE & Co. KGaA	Fresenius SE & Co. KGaA	0	(129)
	7,615	05/24/2033	GST	Sartorius Stedim Biotech	Sartorius Stedim Biotech	0	(909)
	7,605	05/24/2033	GST	Philips Electronics NV	Philips Electronics NV	0	(415)
CHF	7,605	05/24/2033	GST	Sandoz Group AG	Sandoz Group AG	0	(515)
	7,322	05/24/2033	GST	Lonza Group AG	Lonza Group AG	0	(269)
GBP	7,275	05/24/2033	GST	ConvaTec Group PLC	ConvaTec Group PLC	0	(202)
CHF	7,206	05/24/2033	GST	Roche Holding AG	Roche Holding AG	0	(568)
DKK	7,167	05/24/2033	GST	Novo Nordisk AS	Novo Nordisk AS	0	(101)
CHF	7,135	05/24/2033	GST	Roche Holdings, Inc.	Roche Holdings, Inc.	0	(496)
GBP	6,544	05/24/2033	GST	Hikma Pharmaceuticals PLC	Hikma Pharmaceuticals PLC	0	(812)
EUR	6,457	05/24/2033	GST	Verbund AG	Verbund AG	0	(143)
	6,352	05/24/2033	GST	Carl Zeiss Meditec AG	Carl Zeiss Meditec AG	0	(1,500)
GBP	6,291	05/24/2033	GST	Smith & Nephew PLC	Smith & Nephew PLC	0	(30)
CHF	5,513	05/24/2033	GST	Bachem Holding AG	Bachem Holding AG	0	(237)
EUR	5,445	05/24/2033	GST	Solaria Energía y Medio Ambiente SA	Solaria Energía y Medio Ambiente SA	0	442
CHF	4,780	05/24/2033	GST	COSMO Pharmaceuticals NV	COSMO Pharmaceuticals NV	0	(106)
GBP	1,403	05/24/2033	GST	AstraZeneca PLC	AstraZeneca PLC	0	(89)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
EUR	1,372	05/24/2033	GST	Prosus	Prosus	$0	$(73)
	1,356	05/24/2033	GST	Scout24 AG	Scout24 AG	0	(52)
	1,269	05/24/2033	GST	Argenx SE	Argenx SE	0	(18)
	1,070	05/24/2033	GST	Zalando SE	Zalando SE	0	(165)
	784	05/24/2033	GST	Iberdrola SA	Iberdrola SA	0	2
GBP	681	05/24/2033	GST	3i Group PLC	3i Group PLC	0	(27)
	2,934	05/24/2033	GST	Genus PLC	Genus PLC	0	340
CAD	5,026	05/24/2033	GST	Aecon Group, Inc.	Aecon Group, Inc.	0	(63)
USD	5,865	05/24/2033	GST	Hapvida Participacoes e Investimentos SA	Hapvida Participacoes e Investimentos SA	0	597
EUR	5,902	05/24/2033	GST	RWE AG	RWE AG	0	77
	7,521	05/24/2033	GST	Gerresheimer AG	Gerresheimer AG	0	299
	7,834	05/24/2033	GST	Medincell SA	Medincell SA	0	(241)
GBP	9,406	05/24/2033	GST	Hill & Smith Holdings Plcd.	Hill & Smith Holdings Plcd.	0	527
EUR	10,663	05/24/2033	GST	Beiersdorf AG	Beiersdorf AG	0	309
	13,640	05/24/2033	GST	Neinor Homes SLU	Neinor Homes SLU	0	17
	14,762	05/24/2033	GST	Kinepolis	Kinepolis	0	884
GBP	15,028	05/24/2033	GST	Savills PLC	Savills PLC	0	689
CHF	15,258	05/24/2033	GST	Novartis AG	Novartis AG	0	1,196
GBP	15,346	05/24/2033	GST	Avon Rubber PLC	Avon Rubber PLC	0	(253)
EUR	16,921	05/24/2033	GST	Bank of Cyprus Holdings PLC	Bank of Cyprus Holdings PLC	0	(139)
	19,429	05/24/2033	GST	Permanent TSB Group Holdings PLC	Permanent TSB Group Holdings PLC	0	73
	20,022	05/24/2033	GST	Formycon AG	Formycon AG	0	(1,033)
GBP	21,844	05/24/2033	GST	Compass Group PLC	Compass Group PLC	0	1,156
CHF	22,315	05/24/2033	GST	Cie Financiere Richemont SA	Cie Financiere Richemont SA	0	1,755
EUR	23,130	05/24/2033	GST	Ubisoft Entertainment SA	Ubisoft Entertainment SA	0	(683)
GBP	23,654	05/24/2033	GST	GSK PLC	GSK PLC	0	1,107
EUR	24,142	05/24/2033	GST	Exclusive Networks SA	Exclusive Networks SA	0	(27)
	24,354	05/24/2033	GST	Jenoptik AG	Jenoptik AG	0	(503)
	26,152	05/24/2033	GST	Ionos Group SE	Ionos Group SE	0	3,061
	26,580	05/24/2033	GST	Azelis Group NV	Azelis Group NV	0	467
GBP	27,896	05/24/2033	GST	Rotork PLC	Rotork PLC	0	2,374
SEK	30,350	05/24/2033	GST	Hexpol AB	Hexpol AB	0	65
EUR	31,729	05/24/2033	GST	TotalEnergies SE	TotalEnergies SE	0	(450)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
EUR	34,931	05/24/2033	GST	Vienna Insurance Group	Vienna Insurance Group	$0	$1,520
GBP	35,620	05/24/2033	GST	AstraZeneca PLC	AstraZeneca PLC	0	2,255
EUR	39,040	05/24/2033	GST	FUCHS SE	FUCHS SE	0	3,754
GBP	39,690	05/24/2033	GST	IMI PLC	IMI PLC	0	1,308
EUR	39,979	05/24/2033	GST	Ipsos	Ipsos	0	(72)
	43,720	05/24/2033	GST	Fluidra SA	Fluidra SA	0	(290)
	44,106	05/24/2033	GST	Buzzi Unicem SpA	Buzzi Unicem SpA	0	1,555
	44,626	05/24/2033	GST	DiaSorin SpA	DiaSorin SpA	0	503
	47,158	05/24/2033	GST	Addiko Bank AG	Addiko Bank AG	0	(1,806)
	48,268	05/24/2033	GST	Publicis Groupe SA	Publicis Groupe SA	0	1,300
GBP	50,200	05/24/2033	GST	Smiths Group PLC	Smiths Group PLC	0	7,321
EUR	51,428	05/24/2033	GST	IGD SIIQ SpA	IGD SIIQ SpA	0	9,632
	52,021	05/24/2033	GST	Argenx SE	Argenx SE	0	733
	52,512	05/24/2033	GST	Jeronimo Martins SGPS SA	Jeronimo Martins SGPS SA	0	29
GBP	52,571	05/24/2033	GST	Shell PLC	Shell PLC	0	(1,056)
CHF	55,783	05/24/2033	GST	Sulzer AG	Sulzer AG	0	2,313
GBP	58,027	05/24/2033	GST	Admiral Group PLC	Admiral Group PLC	0	2,426
EUR	60,600	05/24/2033	GST	Banca Monte dei Paschi di Siena SpA	Banca Monte dei Paschi di Siena SpA	0	(8,062)
GBP	62,131	05/24/2033	GST	BAE Systems PLC	BAE Systems PLC	0	(32)
EUR	64,294	05/24/2033	GST	United Internet AG	United Internet AG	0	3,837
	64,623	05/24/2033	GST	Banca Farmafactoring SpA	Banca Farmafactoring SpA	0	4,220
CHF	66,040	05/24/2033	GST	Baloise Holding AG	Baloise Holding AG	0	617
EUR	66,632	05/24/2033	GST	Bankinter SA	Bankinter SA	0	(567)
	66,890	05/24/2033	GST	Brenntag AG	Brenntag AG	0	5,400
	73,413	05/24/2033	GST	Erste Group Bank AG	Erste Group Bank AG	0	(2,724)
	75,913	05/24/2033	GST	Allianz SE	Allianz SE	0	2,140
	77,990	05/24/2033	GST	Hensoldt AG	Hensoldt AG	0	4,269
	79,339	05/24/2033	GST	Banca Generali SpA	Banca Generali SpA	0	308
	79,455	05/24/2033	GST	Maire Tecnimont SpA	Maire Tecnimont SpA	0	(817)
	85,324	05/24/2033	GST	Dassault Aviation SA	Dassault Aviation SA	0	5,263
	85,523	05/24/2033	GST	Qiagen NV	Qiagen NV	0	(4,651)
USD	89,416	05/24/2033	GST	Goldman Sachs US Dispersion Series 17I Index	Goldman Sachs US Dispersion Series 17I Index	0	(2,219)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
GBP	92,587	05/24/2033	GST	British American Tobacco PLC	British American Tobacco PLC	$0	$9,253
SEK	92,928	05/24/2033	GST	Haypp Group AB	Haypp Group AB	0	51
GBP	93,132	05/24/2033	GST	Imperial Brands PLC	Imperial Brands PLC	0	5,385
USD	93,322	05/24/2033	GST	Goldman Sachs US Election Results	Goldman Sachs US Election Results	0	(5,255)
EUR	99,220	05/24/2033	GST	Elis SA	Elis SA	0	1,162
	100,183	05/24/2033	GST	UCB SA	UCB SA	0	2,872
	105,149	05/24/2033	GST	Unicaja Banco SA	Unicaja Banco SA	0	2,941
	113,462	05/24/2033	GST	Technip Energies NV	Technip Energies NV	0	(683)
DKK	123,888	05/24/2033	GST	NTG Nordic Transport Group A/S	NTG Nordic Transport Group A/S	0	446
	134,390	05/24/2033	GST	Genmab AS	Genmab AS	0	(1,060)
EUR	162,062	05/24/2033	GST	Alpha Services and Holdings SA	Alpha Services and Holdings SA	0	1,814
USD	178,177	05/24/2033	GST	Goldman Sachs US Dispersion Series 17I Index	Goldman Sachs US Dispersion Series 17I Index	0	(4,421)
CAD	186,698	05/24/2033	GST	Advantage Energy Ltd.	Advantage Energy Ltd.	0	(11,569)
NOK	200,906	05/24/2033	GST	Var Energi ASA	Var Energi ASA	0	(1,398)
EUR	201,488	05/24/2033	GST	Rheinmetall AG	Rheinmetall AG	0	19,058
	221,094	05/24/2033	GST	FinecoBank Banca Fineco SpA	FinecoBank Banca Fineco SpA	0	6,490
NOK	324,394	05/24/2033	GST	Subsea 7 SA	Subsea 7 SA	0	(1,441)
DKK	382,234	05/24/2033	GST	Scandinavian Tobacco Group AS	Scandinavian Tobacco Group AS	0	1,921
	396,385	05/24/2033	GST	Novo Nordisk AS	Novo Nordisk AS	0	5,609
EUR	410,684	05/24/2033	GST	Legrand SA	Legrand SA	0	(345)
	468,216	05/24/2033	GST	ArcelorMittal SA	ArcelorMittal SA	0	19,478
CZK	480,703	05/24/2033	GST	Komercni Banka AS	Komercni Banka AS	0	(56)
SEK	512,064	05/24/2033	GST	Trelleborg AB	Trelleborg AB	0	1,814
DKK	561,269	05/24/2033	GST	Jyske Bank	Jyske Bank	0	(1,400)
GBP	678,359	05/24/2033	GST	Glencore PLC	Glencore PLC	0	(79,892)
DKK	692,751	05/24/2033	GST	Pandora AS	Pandora AS	0	7,537
NOK	756,657	05/24/2033	GST	Storebrand ASA	Storebrand ASA	0	5,186
JPY	1,267,800	05/24/2033	GST	Eisai Co. Ltd.	Eisai Co. Ltd.	0	765
	2,053,830	05/24/2033	GST	Chugai Pharmaceutical Co. Ltd.	Chugai Pharmaceutical Co. Ltd.	0	87
	2,971,000	05/24/2033	GST	Astellas Pharma, Inc.	Astellas Pharma, Inc.	0	375
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPY	3,202,800	05/24/2033	GST	Otsuka Holdings Co. Ltd.	Otsuka Holdings Co. Ltd.	$0	$333
	3,708,400	05/24/2033	GST	SoftBank Group Corp.	SoftBank Group Corp.	0	362
	3,917,879	05/24/2033	GST	Daiichi Sankyo Co. Ltd.	Daiichi Sankyo Co. Ltd.	0	(802)
	4,408,008	05/24/2033	GST	Ulvac, Inc.	Ulvac, Inc.	0	(315)
	4,886,220	05/24/2033	GST	Disco Corp.	Disco Corp.	0	516
	5,286,366	05/24/2033	GST	Renesas Electronics Corp.	Renesas Electronics Corp.	0	1,234
	5,412,264	05/24/2033	GST	Sumitomo Electric Industries Ltd.	Sumitomo Electric Industries Ltd.	0	2,515
	5,687,590	05/24/2033	GST	Advantest Corp.	Advantest Corp.	0	(2,787)
	7,040,025	05/24/2033	GST	Hoya Corp.	Hoya Corp.	0	(87)
	7,060,200	05/24/2033	GST	Tochigi Bank Ltd.	Tochigi Bank Ltd.	0	794
	7,746,934	05/24/2033	GST	TDK Corp.	TDK Corp.	0	266
	8,500,000	05/24/2033	GST	Bank of Nagoya Ltd.	Bank of Nagoya Ltd.	0	3,310
	8,713,600	05/24/2033	GST	The Keiyo Bank Ltd.	The Keiyo Bank Ltd.	0	2,893
	21,597,500	05/24/2033	GST	Shiga Bank Ltd.	Shiga Bank Ltd.	0	19,167
	21,950,890	05/24/2033	GST	Concordia Financial Group Ltd.	Concordia Financial Group Ltd.	0	2,775
	25,618,600	05/24/2033	GST	Chiba Bank Ltd.	Chiba Bank Ltd.	0	8,783
	35,336,750	05/24/2033	GST	Mebuki Financial Group, Inc.	Mebuki Financial Group, Inc.	0	9,778
	52,536,000	05/24/2033	GST	Mizuho Financial Group, Inc.	Mizuho Financial Group, Inc.	0	27,875
	63,887,549	05/24/2033	GST	GS Japan Regional Banks	GS Japan Regional Banks	0	20,344
	120,219,362	05/24/2033	GST	GS Custom JP Capex	GS Custom JP Capex	0	(6,748)
ZAR	196,882	05/25/2033	GST	Sasol Ltd.	Sasol Ltd.	0	1,237
	192,081	05/25/2033	GST	Naspers Ltd.	Naspers Ltd.	0	(495)
	138,380	05/25/2033	GST	Aspen Pharmacare Holdings Ltd.	Aspen Pharmacare Holdings Ltd.	0	(371)
	136,728	05/25/2033	GST	OUTsurance Group Ltd.	OUTsurance Group Ltd.	0	487
USD	10,167	05/25/2033	GST	NAURA Technology Group Co. Ltd.	NAURA Technology Group Co. Ltd.	0	203
	7,281	05/25/2033	GST	Jiangsu Hengrui Pharmaceuticals Co., Ltd.	Jiangsu Hengrui Pharmaceuticals Co., Ltd.	0	95
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Swap Contracts (continued)
Bi-Lateral Total Return Swaps (continued)
Currency	Notional	Expiration Date	Counter- party	Pay	Receive	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	39,242	05/25/2033	GST	Victory Giant Technology	Victory Giant Technology	$0	$2,268
ZAR	1,858,991	05/25/2033	GST	NEPI Rockcastle NV	NEPI Rockcastle NV	0	2,280
Total Bi-Lateral Total Return Swaps						$0	$269,334
Miscellaneous Swap Contracts						$0	$(182,355)
				Total Swap Contracts		$(99,201)	$(294,024)
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Written Options Contracts
Foreign Currency Options
Contract		Strike Price	Contracts	Expiration Date	Premium	Value
AUD VS USD	Put	0.62	415,000	02/06/2025	$3,031	$756
AUD VS USD	Call	0.62	415,000	02/06/2025	3,031	2,000
AUD VS USD	Call	0.62	425,000	02/13/2025	3,082	2,334
AUD VS USD	Put	0.62	425,000	02/13/2025	3,082	1,693
EUR VS CAD	Put	1.50	248,000	02/26/2025	2,052	1,676
EUR VS CAD	Call	1.50	248,000	02/26/2025	2,052	2,403
GBP VS AUD	Call	1.97	209,000	02/20/2025	1,997	3,880
GBP VS AUD	Put	1.97	209,000	02/20/2025	1,997	567
GBP VS USD	Call	1.24	208,000	02/26/2025	2,370	2,255
GBP VS USD	Put	1.24	208,000	02/26/2025	2,370	2,108
USD VS CLP	Put	1,017.70	414,000	01/08/2026	21,559	28,582
USD VS CLP	Call	1,017.70	414,000	01/08/2026	21,559	16,771
USD VS CNH	Call	7.34	54,000	02/06/2025	343	35
USD VS CNH	Put	7.34	54,000	02/06/2025	343	382
USD VS COP	Put	4,301.00	54,000	02/20/2025	801	1,600
USD VS COP	Call	4,301.00	54,000	02/20/2025	801	305
USD VS COP	Put	4,211.00	54,000	02/26/2025	818	860
USD VS COP	Call	4,211.00	54,000	02/26/2025	818	749
USD VS HUF	Put	368.10	413,000	08/08/2025	1,865	2,865
USD VS HUF	Call	368.10	413,000	08/08/2025	39,813	31,333
USD VS INR	Put	86.50	54,000	02/20/2025	278	117
USD VS INR	Call	86.50	54,000	02/20/2025	278	246
USD VS NOK	Call	11.28	204,000	02/20/2025	2,177	2,060
USD VS NOK	Put	11.28	204,000	02/20/2025	2,177	1,594
USD VS TWD	Call	33.06	54,000	02/12/2025	365	109
USD VS TWD	Put	33.06	54,000	02/12/2025	365	446
USD VS ZAR	Call	18.68	413,000	08/14/2025	21,088	19,247
USD VS ZAR	Put	18.68	413,000	08/14/2025	12,741	12,637
Total Foreign Currency Options					$153,253	$139,610
Options on Equity Indices
Contract		Strike Price	Contracts	Expiration Date	Premium	Value
S&P 500 Index	Put	12,800.00	15	12/19/2025	$623,016	$600,375
Options on Exchange Traded Funds
Contract		Strike Price	Contracts	Expiration Date	Premium
Energy Select Sector SPDR Fund	Call	90.00	55	06/30/2025	$36,682	$22,000
Energy Select Sector SPDR Fund	Call	250.00	268	07/18/2025	4,203	2,412
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Written Options Contracts (continued)
Options on Exchange Traded Funds (continued)
Contract		Strike Price	Contracts	Expiration Date	Premium	Value
Invesco QQQ Trust	Put	964.00	44	02/07/2025	$2,127	$792
Invesco QQQ Trust	Put	550.00	19	01/16/2026	87,527	88,730
SPDR S&P 500 ETF	Put	650.00	4	01/15/2027	26,586	24,928
Total Options on Exchange Traded Funds					$157,125	$138,862
Options on Exchange Traded Futures Contracts
Contract		Strike Price	Contracts	Expiration Date	Premium
3 Month SONIA	Put	95.50	440	12/12/2025	$318,777	$146,932
Options on Securities
Contract		Strike Price	Contracts	Expiration Date	Premium
10YR US Treasury Notes	Call	115.00	160	02/21/2025	$7,273	$160
Alphabet, Inc.	Call	225.00	7	02/07/2025	636	630
Alphabet, Inc.	Call	220.00	1	02/21/2025	279	230
Amazon.com, Inc.	Call	255.00	1	02/21/2025	211	335
Antero Resources Corp.	Put	25.00	30	01/16/2026	3,458	3,255
AppLovin Corp.	Call	440.00	5	02/07/2025	984	125
Astera Labs, Inc.	Call	120.00	7	02/14/2025	1,499	3,388
Astera Labs, Inc.	Call	190.00	5	02/21/2025	1,231	190
Broadcom, Inc.	Call	260.00	7	02/21/2025	574	595
Charter Communications, Inc.	Call	410.00	5	03/21/2025	982	812
Coherent Inc.	Put	60.00	17	02/14/2025	1,709	637
Coinbase Global, Inc.	Put	195.00	5	02/07/2025	1,049	125
Contura Energy, Inc.	Put	20.00	21	01/16/2026	1,652	1,470
Dell Technologies, Inc.	Put	85.00	17	02/21/2025	1,280	357
eBay, Inc.	Put	57.50	9	04/17/2025	578	526
MicroStrategy, Inc.	Put	250.00	2	02/21/2025	498	622
NVIDIA Corp.	Put	95.00	24	02/14/2025	2,230	1,488
NVIDIA Corp.	Put	107.00	12	02/14/2025	817	2,298
Palantir Technologies, Inc.	Put	50.00	19	02/07/2025	1,112	114
Palantir Technologies, Inc.	Put	62.00	12	02/14/2025	749	624
Pinterest, Inc.	Call	42.00	19	02/14/2025	513	532
RH	Call	500.00	2	02/21/2025	322	160
Super Micro Computer, Inc.	Put	22.00	19	02/07/2025	744	361
Taiwan Semiconductor Manufacturing Co. Ltd.	Put	170.00	10	02/21/2025	1,670	570
Tesla, Inc.	Put	290.00	5	02/28/2025	918	372
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
Written Options Contracts (continued)
Options on Securities (continued)
Contract		Strike Price	Contracts	Expiration Date	Premium	Value
Uber Technologies, Inc.	Call	75.00	14	01/31/2025	$486	$14
Ubisoft Entertainment SA	Call	16.00	3,269	02/21/2025	272	0
Total Options on Securities					$33,726	$19,990
Total Written Options Contracts					$1,285,897	$1,045,769

‡	Security sold under forward sale commitments due within 60 days after January 31, 2025. The sale price of the security and the dates of delivery were fixed at the time the transaction was negotiated.
«	Inflation linked securities issued by foreign entities in which the principal amount is indexed for inflation or deflation periodically.
Ω	TIPS are securities issued by the US Treasury in which the principal amount is indexed for inflation or deflation periodically.

BBR	Bank Bill Rate
BBSW	Bank Bill Swap Interest Rate
BCY	Barclays Bank PLC
BNM	Bank Negara Malaysia
BOA	Bank of America NA
BUBOR	Budapest Interbank Offered Rate
CAG	Credit Agricole
CBK	Citibank NA
CDI	Overnight Brazilian Interbank Deposit Rate Annualized
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
DBF	Deutsche Bank AG
DBK	Danske Bank A/S
EM	Emerging Markets
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FRA	Forward Rate Agreement
GST	Goldman Sachs International
HUS	HSBC Bank USA NA
HY	High Yield
IBR	Indicador Bancario de Referencia
ICE	Intercontinental Exchange
IG	Investment Grade
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank NA
KLIBOR	Kuala Lumpur Interbank Offered Rate
KSDA	Korea Securities Dealers Association
LBP	Lloyds Bank PLC
LME	London Mercantile Exchange
MIBOR	Mumbai Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OAT	Obligations Assimilables du Tresor
OIS	Overnight Index Swap
PAR	BNP Paribas
PRIBOR	Prague Interbank Offered Rate
RBC	Royal Bank of Canada
RBOB	Reformulated Blendstock for Oxygenate Blending
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Schedule of Investments (Unaudited) (continued)
January 31, 2025
REG S	Unregistered securities exempt in a sale of non-US securities from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Regulation S.
SAFEX	South African Futures Exchange
SBK	Santander Bank
SCB	Standard Chartered Bank
SGF	Societe Generale
SONIA	Sterling Overnight Index Average
SOR	Swap Offer Rate
STIBOR	Stockholm Interbank Offered Rate
TDS	Toronto Dominion Securities
TELBOR	Tel Aviv Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate
TNA ABIF	Nominal Annual Rate of the Chilean Association of Banks and Financial Institutions
UBS	UBS AG
WIBOR	Warsaw Interbank Offered Rate
WMBA	Wholesale Markets Brokers' Association
WTI	West Texas Intermediate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Offshore Renminbi
CNY	Chinese Yuan Onshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
The accompanying notes are an integral part of the Schedule of Investments.

Wellington Global Multi-Strategy Fund
Notes to Schedule of Investments (Unaudited)
January 31, 2025
1. Fund Organization and Investment Objective

The Wellington Global Multi-Strategy Fund (the “Fund”)  is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a non-diversified, closed-end management investment company operating as an interval fund under the 1940 Act. The Fund was organized as a Delaware statutory trust on May 29, 2024 and commenced operations on December 31, 2024.
The Fund’s investment objective is to generate consistent and positive returns across market cycles. The Fund seeks to achieve its investment objective by taking varying positions in three principal strategies: equity long/short, macro and fixed income, and credit (each a “Principal Strategy”). Each Principal Strategy is comprised of one or more investment sub-strategies (each, an “Underlying Strategy”) in which one or more investment professionals (“Trading Teams”) contribute to the overall performance of the Fund’s portfolio through the management of the Underlying Strategy. An Underlying Strategy may be comprised of a single or multiple accounts (each an “Allocable Account”) managed by one or more members of the Trading Team. The Fund may seek to gain exposure to commodities primarily through investments in The Wellington Cayman Commodity Fund I, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). In order to comply with certain issuer diversification limits imposed by the Internal Revenue Code, the Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund currently offers three separate classes of shares of beneficial interests (“Shares”) designated as Class A (“Class A Shares”), Class I (“Class I Shares”) and Class M (“Class M Shares”). Each class of Shares has differing characteristics, particularly in terms of the sales load that each class may be charged. The Fund may offer additional classes of Shares in the future. Shares are being offered daily at the net asset value (“NAV”) per Share on that day, plus any applicable sales load.
Wellington Management Company LLP (the “Adviser”), an affiliate of the Fund, serves as investment manager to the Fund.  The Adviser is registered as an investment advisor with the U.S. Securities and Exchange Commission (the “SEC”) under the U.S. Investment Advisers Act of 1940. The Adviser is responsible for the Fund’s investment strategy and the day-to-day management of the Fund’s assets.
Pursuant to the Declaration of Trust (“Declaration of Trust”) and bylaws, the Fund's business and affairs are managed under the direction of the Board of Trustees (the “Board”), which has overall responsibility for monitoring and overseeing the Fund’s management and operations, subject to the laws of the State of Delaware.
2. Summary of Significant Accounting Policies

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments.
Security Valuation
The Board is responsible for the oversight of the valuation of the Fund’s portfolio investments pursuant to the Fund’s valuation procedures (“Valuation Procedures”). The Fund’s portfolio investments for which market quotations are readily available are valued at market value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As permitted by Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee (“Valuation Designee”) to perform fair value determinations relating to all portfolio investments pursuant to the Valuation Procedures. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources. The Fund determines NAV per Share in accordance with the methodology described in the Fund’s Valuation Procedures.
The Fund calculates the NAV of each class of its Shares on a daily basis.
Investments held by the Fund are stated at fair value. US GAAP defines fair value as the price the Fund would receive to sell an asset or transfer a liability in an orderly transaction between market participants.  It also establishes a fair value hierarchy (levels 1, 2, and 3) for presenting valuations, based on the transparency of inputs into valuation techniques used to measure fair valuation.
Inputs may be observable or unobservable, and refer broadly to the assumptions that a market participant would consider significant to value an asset or liability.  The determination of “observable” requires judgment.  In general, the Board, in consultation with the Adviser, considers observable inputs to be data readily available, regularly updated, reliable, arm’s-length, and verifiable.  Unobservable inputs may be used when observable inputs are not available.  In this situation, the Fund may use one or more valuation techniques (e.g. market or income approach), using the best available information as of the reporting date, along with the Board’s own assumptions of market participant behavior.

Wellington Global Multi-Strategy Fund
Notes to Schedule of Investments (Unaudited) (continued)
January 31, 2025
Security Valuation (continued)
The use of the market approach generally involves using inputs that are based on available market transactions or market observable comparables.  The income approach is generally based on expected cash flows or earnings.  Under both approaches, adjustments may be applied to reflect various risks (e.g. liquidity, financial health of the investment issuer, or quality of the information available for fair value measurement).
Assets and liabilities are classified into one of the following levels, based on the lowest level of input that is significant to the fair value measurement:
• Level 1 – Unadjusted quoted prices in active markets or exchanges for identical investments.
• Level 2 – Prices based on significant observable inputs other than an unadjusted quoted price; quoted prices in active markets or exchanges for similar investments; quoted prices for identical investments in markets or exchanges that are inactive; and prices based on market-corroborated inputs (such as interest rates, yield curves, volatilities, prepayment rates, credit risks, and default rates).
• Level 3 – Prices based on significant unobservable inputs such as quotes from broker-dealers which cannot be reasonably verified through an alternative source; investments with significant trading restrictions or where trading has been halted; and securities fair valued by the Board in consultation with the Adviser using a model or inputs for which the Board must exercise judgment.  In these situations, it is possible that a different valuation model or alternative inputs could produce materially different fair value measurements.
Investments held by the Fund for which market quotes are readily available are generally valued based on valuations furnished by third-party pricing services authorized by the Board.
Equity securities are typically valued based on their last trade or official close price on the market on which the securities primarily trade or, in the absence of a sale, at their last or most recently reported bid price or, if sold short, at the last reported ask price, and are generally categorized as level 1 in the fair value hierarchy. The Fund may use a systematic fair valuation model, provided by an independent third-party pricing service, to adjust the value of securities where such values may be materially impacted by events occurring before the Fund’s pricing, but after the close of the primary market or exchange on which the securities are traded. The value of an equity security under this model is likely to be different from the last quoted market price for the same security. These equity securities are generally categorized as level 2 in the fair value hierarchy.
Fixed income securities, which may include convertible bonds, corporate obligations, foreign government obligations, municipal obligations, and United States government and agency obligations, are primarily valued based on values provided by independent pricing services that determine fair valuations for normal, institutional-sized trading units of such securities using yield data relating to identical investments, or investments with similar characteristics, and other market inputs.  Certain fixed income securities are valued on the basis of quotations from broker-dealers.  Fixed income securities are generally categorized as level 2 in the fair value hierarchy.
Bank loans are valued using factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institutional-sized trading in similar groups of securities, and other market data.  Futures contracts are generally valued at closing settlement prices on the primary exchange on which the contracts are traded.  Forward currency contracts are valued using a straight-line interpolation based on a series of forward rates.  Exchange traded options are valued based on the last trade price on the primary exchange on which they trade.  If an option does not trade, the mid price is utilized to value the option.  Options traded over-the-counter are valued by independent pricing services based on pricing models that incorporate various inputs including interest rates, credit spreads and currency exchange rates.  Credit default swap contracts are valued based on inputs provided by the counterparty, independent pricing sources, or proprietary models that incorporate credit spreads, cash flows, discount rates, and other inputs.  Cross currency swap contracts and interest rate swap contracts are valued based upon contractual terms and current interest rates.  Total return swap contracts are valued by calculating the value of the assets and liabilities underlying the swap agreement, net of related financing.  Swaptions contracts are valued as the net amount due to or from the Fund in accordance with the terms of the contract based on the closing level of the relevant market rate of interest.  Regulated investment companies are valued at the daily net asset value per share.  Closed-end funds are valued at the daily net asset value per share, as adjusted for any premiums or discounts, as applicable. Exchange Traded Funds (“ETFs”) are valued based on their closing sales price on the market on which they primarily trade.   Bank loans, closed-end funds (other than those that are exchange traded), forward currency contracts, options traded over-the-counter, swap contracts, swaptions contracts, securities fair valued by the Board in consultation with the Adviser using observable inputs, and securities priced by dealers where quotations can be reasonably verified through an alternative source are generally categorized as level 2 in the fair value hierarchy. Futures contracts, exchange traded options, regulated investment companies, exchange traded closed-end funds, and ETFs are generally categorized as level 1 in the fair value hierarchy.  The prices of

Wellington Global Multi-Strategy Fund
Notes to Schedule of Investments (Unaudited) (continued)
January 31, 2025
Security Valuation (continued)
foreign investments not denominated in US dollars, if any, are translated into US dollars based on exchange rates provided by an independent pricing service.
In the absence of readily ascertainable market quotes, the value of investments is determined in good faith (“fair valued”) by the Board in consultation with the Adviser.  The values assigned to these investments are based upon available information including, but not limited to, original and subsequent transaction prices and third-party transactions, and may also be adjusted to reflect liquidity and/or transferability restrictions.  These inputs may be observable or unobservable and the resulting values may not necessarily represent the amounts which may ultimately be realized upon sale.  Due to the inherent uncertainty of the valuations, the estimated fair values may differ from the values of the investments had an active market existed, and the differences could be material.  Such valuations are categorized as level 2 or level 3 in the fair value hierarchy depending on the significance of the unobservable inputs used.
The following table summarizes the valuations of the Fund’s investments as of January 31, 2025, based on their placement within the fair value hierarchy:
Assets	Quoted Prices (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Bank Loans	$—	$920,058	$—	$920,058
Convertible Bonds	—	262,557	—	262,557
Corporate Obligations	—	41,989,568	—	41,989,568
Foreign Government Obligations	—	111,812,110	—	111,812,110
United States Government and Agency Obligations	—	9,174,867	—	9,174,867
Common Stock	1,078,712	—	—	1,078,712
Convertible Preferred Stock	126,963	—	—	126,963
Short-Term Investments	—	33,371,900	—	33,371,900
Purchased Options Contracts	877,486	201,520	—	1,079,006
Purchased Swaptions Contracts	—	50,194	—	50,194
Forward Currency Contracts	—	1,115,647	—	1,115,647
Futures Contracts	398,340	—	—	398,340
Bi-Lateral Credit Default Swaps	—	13,436	—	13,436
Bi-Lateral Interest Rate Swaps	—	1,650,386	—	1,650,386
Bi-Lateral Total Return Swaps	—	2,132,659	—	2,132,659
Miscellaneous Swap Contracts	—	641	—	641
Total	$2,481,501	$202,695,543	$—	$205,177,044

Liabilities
Purchased Options Contracts	$—	$3,947	$—	$3,947
Purchased Swaptions Contracts	—	69,428	—	69,428
Securities Sold Short
Corporate Obligations	—	3,875,934	—	3,875,934
Foreign Government Obligations	—	3,644,357	—	3,644,357
Closed End Funds	14,257	—	—	14,257
Forward Currency Contracts	—	1,002,471	—	1,002,471
Forward Sale Commitments	—	109,340,376	—	109,340,376
Futures Contracts	424,733	—	—	424,733
Bi-Lateral Credit Default Swaps	—	56,505	—	56,505

Wellington Global Multi-Strategy Fund
Notes to Schedule of Investments (Unaudited) (continued)
January 31, 2025
Security Valuation (continued)
Liabilities	Quoted Prices (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Centrally Cleared Credit Default Swaps	$—	$268,443	$—	$268,443
Bi-Lateral Interest Rate Swaps	—	1,819,078	—	1,819,078
Bi-Lateral Total Return Swaps	—	1,863,325	—	1,863,325
Miscellaneous Swap Contracts	—	182,996	—	182,996
Written Options Contracts	906,159	139,610	—	1,045,769
Total	$1,345,149	$122,266,470	$—	$123,611,619
Additional information regarding categorization of investments can be found on the Schedule of Investments.
There were no material transfers into or out of level 3 during the period ended January 31, 2025.
Federal Income Taxes
The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (“RICs”), and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders annually and to meet certain diversification and income requirements with respect to investment companies.
The Fund intends to make distributions on an annual basis in aggregate amounts representing substantially all of the Fund’s investment company taxable income (including realized short-term capital gains), if any, earned during the year. Distributions may also include net capital gains, if any.
Because the Fund intends to qualify annually as a RIC under the Code, the Fund intends to distribute at least 90% of its investment company taxable income to its Shareholders. Nevertheless, there can be no assurance that the Fund will pay distributions to Shareholders at any particular rate.